As filed with the Securities and Exchange Commission on April 20, 2021
1933 Act Registration No. 333-145531
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 47
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 588
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlus AssuranceSM (A Share/Class)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2021, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.50%	55-58	2.25%
59-64	3.50%	59-64	3.00%
65 +	5.00%	65 +	4.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Market Select® Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	3.00%
65 +	4.75%	65 +	4.15%

i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%

Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the 4LATER® Select Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the rate indicated in this Rate Sheet, your 4LATER® Select Advantage application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.35%	1.55%
*The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).

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Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	N/A	N/A	55 - 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%

In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated on and after May 1, 2021. We must receive your application and/or election forms in Good Order within one day from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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Prospectus 1

Lincoln ChoicePlus AssuranceSM (A Share)
Individual Variable Annuities Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2021
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The contract described in this prospectus is only available in New York.
The minimum initial Gross Purchase Payment for the contract is $1,500 ($10,000 if sold as part of a fee-based plan). The minimum initial Contract Value for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund

1

Delaware VIP® Trust:
Delaware VIP® Emerging Markets Series
Delaware VIP® Small Cap Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
(formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
(formerly Delaware VIP® Diversified Income Series)
LVIP Delaware High Yield Fund*
(formerly Delaware VIP® High Yield Series)
LVIP Delaware Limited-Term Diversified Income Fund
(formerly Delaware VIP® Limited-Term Diversified Income Series)
LVIP Delaware Mid Cap Value Fund
LVIP Delaware REIT Fund
(formerly Delaware VIP® REIT Series)
LVIP Delaware SMID Cap Core Fund
(formerly Delaware VIP® Smid Cap Core Series)
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
(formerly Delaware VIP® U.S. Growth Series)
LVIP Delaware Value Fund
(formerly Delaware VIP® Value Series)
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
2

LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
(formerly LVIP Dimensional/Vanguard Total Bond Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
(formerly LVIP Wellington Mid-Cap Value Fund)
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
(formerly Putnam VT Equity Income Fund)
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Account Value Step-up—(may be referred to as Account Value lock-in in marketing materials)—Under certain Living Benefit Riders, the Guaranteed Amount or Protected Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Protected Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Account Value Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a Fee-Based Financial Plan.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request

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is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, company)—Lincoln Life & Annuity Company of New York (LNY).
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Protected Annual Income—(may be referred to Guaranteed Annual Income or Maximum Annual Withdrawal in your contract)—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Protected Annual Income Payout Option—(may be referred to as Guaranteed Annual Income Amount Annuity Payout Option or Maximum Annual Withdrawal Amount Annuity Payout Option in your contract)—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Protected Annual Income amount for life.
Protected Income Base—(may be referred to as Income Base or Guaranteed Amount in your contract)—Under certain Living Benefit Riders, the Protected Income Base is a value used to calculate your Protected Annual Income amount or the minimum payouts under your contract at a later date.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). No state premium tax is currently deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
Transfer Charge:[2]	Up to $25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period of the fixed account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. For contracts purchased prior to November 15, 2010, the maximum sales charge is 5.75%. The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan. See Charges and Other Deductions.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2,3]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%	0.45%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.05%	0.55%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%	0.20%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.80%	0.30%

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Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%	0.10%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.75%	0.20%

	Single Life	Joint Life
Optional Protected Lifetime Income Fees:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[5,6]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[4,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[4,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
4LATER® Select Advantage:[4,7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[9]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[9]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[10]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[7]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We don't assess the account fee on contracts issued to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	For contracts purchased as part of Fee-Based Financial Plan between June 30, 2010 and May 21, 2017, the total annual charges are as follows: EGMDB 0.90%; Guarantee of Principal 0.65%; Account Value 0.60%. For contracts purchased prior to November 15, 2010 (prior to June 30, 2010 for contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are as follows: EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	On and after the Annuity Commencement Date
a. A mortality and expense risk charge of 0.65% and an administrative charge rate of 0.10% of the Contract Value is charged for A-Share contracts purchased on or after November 15, 2010;
b. the charge is 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017;
c. the charge is 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 22, 2017; and
d. the charge is 0.60% of Contract Value for A-Share contracts purchased prior to November 15, 2010.
[4]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[5]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
[6]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. See Charges and Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for more information.
[7]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider. A discussion of the charges for 4LATER® Advantage (Managed Risk) can be found in an Appendix to this prospectus.
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[8]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.
[9]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[10]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This fee is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the protected lifetime income fee will increase from 0.50% to 0.65% upon the next election to reset the Protected Income Base. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%	0.95%
Guarantee of Principal Death Benefit	1.20%	0.70%
Account Value Death Benefit	1.15%	0.60%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[3,4]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%	3.90%	3.20%	3.40%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%	3.65%	2.95%	3.15%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%	3.60%	2.85%	3.05%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Select Guaranteed Income Benefit:[4]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%	3.90%	3.20%	3.40%
Current Charge	2.40%	2.60%	1.90%	2.10%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%	3.65%	2.95%	3.15%
Current Charge	2.15%	2.35%	1.65%	1.85%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%	3.60%	2.85%	3.05%
Current Charge	2.10%	2.30%	1.55%	1.75%

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	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[4]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%	2.95%	2.95%
Current Charge	2.10%	2.30%	1.60%	1.80%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%	2.70%	2.70%
Current Charge	1.85%	2.05%	1.35%	1.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%	2.60%	2.60%
Current Charge	1.80%	2.00%	1.25%	1.45%

	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[5]	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	N/A
Current Charge	1.95%	N/A
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	N/A
Current Charge	1.70%	N/A
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	N/A
Current Charge	1.65%	N/A
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We don't assess the account fee on contracts issued to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. For contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 22, 2017, the total annual charges are as follows: EGMDB 1.30%; Guarantee of Principal 1.05%; Account Value 1.00%. For A-Share contracts purchased prior to November 15, 2010 (and prior to June 30, 2010 for contracts purchased as part of a Fee-Based Financial Plan), the annual charge rates are as follows: EGMDB 1.30%; Guarantee of Principal 1.15%; Account Value 1.05%. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period, or 1.00% for contracts purchased as part of a Fee-Based Financial Plan prior to May 22, 2017 and 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. See Charges and Other Deductions – i4LIFE® Advantage Charge for further information.
[3]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[4]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contracts purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts purchased prior to May 22, 2017 and A-Share contracts purchased prior to November 15, 2010; and 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[5]	The current annual charge rate for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contracts purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts and for A-Share contracts purchased prior to November 15, 2010). The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

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TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)[2]	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.30%
Account Value Death Benefit	0.75%	0.20%

	All Contracts
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3,4]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk):[2,4]

Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We don't assess the account fee on contracts issued to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[4]	As an annualized percentage of the greater of the Protected Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

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TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.30%
Account Value Death Benefit	0.75%	0.20%

	For All Contracts
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:[2,3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We don't assess the account fee on contracts issued to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[3]	As an annualized percentage of the greater of the Protected Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	N/A

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	2.80%
Current Charge	2.10%	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	2.55%
Current Charge	1.85%	1.70%
12

Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	2.50%
Current Charge	1.80%	1.65%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As a percentage of daily assets in the Subaccounts. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contracts purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts purchased prior to June 30, 2010 and all A-Share contracts purchased prior to November 15, 2010). The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2020, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.48%	4.37%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.48%	1.53%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2022. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2020:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.25%		0.01%		1.26%	-0.06%	1.20%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	0.00%	1.08%
American Century VP Balanced Fund - Class II	0.89%		0.25%		0.01%		0.00%		1.15%	-0.04%	1.11%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.17%	0.89%
American Funds Global Growth Fund - Class 2	0.51%		0.25%		0.05%		0.00%		0.81%	0.00%	0.81%
American Funds Global Small Capitalization Fund - Class 2	0.69%		0.25%		0.05%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 2	0.32%		0.25%		0.04%		0.00%		0.61%	0.00%	0.61%
American Funds Growth-Income Fund - Class 2	0.26%		0.25%		0.04%		0.00%		0.55%	0.00%	0.55%
American Funds International Fund - Class 2	0.49%		0.25%		0.06%		0.00%		0.80%	0.00%	0.80%
BlackRock Global Allocation V.I. Fund - Class III	0.64%		0.25%		0.22%		0.02%		1.13%	-0.12%	1.01%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.06%		0.00%		1.01%	0.00%	1.01%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.10%		0.00%		1.10%	0.00%	1.10%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.12%		0.00%		1.66%	-0.13%	1.53%
Delaware VIP® Small Cap Value Series - Service Class	0.72%		0.30%		0.06%		0.00%		1.08%	0.00%	1.08%
13

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.10%		0.25%		0.26%		0.57%		1.18%	0.00%	1.18%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.38%		0.25%		0.10%		0.00%		0.73%	0.00%	0.73%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.53%		0.25%		0.08%		0.00%		0.86%	0.00%	0.86%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.45%		0.95%	-0.15%	0.80%
Fidelity® VIP Growth Portfolio - Service Class 2	0.53%		0.25%		0.09%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.53%		0.25%		0.09%		0.00%		0.87%	0.00%	0.87%
First Trust Capital Strength Portfolio – Class I	0.50%		0.25%		3.62%		0.00%		4.37%	-3.27%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.36%		0.00%		1.21%	-0.01%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.05%		0.02%		0.97%	-0.05%	0.92%
Franklin Income VIP Fund - Class 2	0.46%		0.25%		0.01%		0.01%		0.73%	-0.01%	0.72%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.01%		0.83%	-0.01%	0.82%
Franklin Mutual Shares VIP Fund - Class 2	0.68%		0.25%		0.05%		0.00%		0.98%	0.00%	0.98%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.05%		0.00%		1.08%	0.00%	1.08%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.21%		0.00%		0.58%	0.00%	0.58%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.20%		0.01%		1.17%	0.00%	1.17%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.14%		0.02%		0.81%	0.00%	0.81%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.55%		0.25%		0.45%		0.14%		1.39%	-0.22%	1.17%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	0.75%		0.35%		0.12%		0.01%		1.23%	-0.01%	1.22%
LVIP American Global Growth Fund - Service Class II	0.51%		0.55%		0.13%		0.00%		1.19%	0.00%	1.19%
LVIP American Global Small Capitalization Fund - Service Class II	0.69%		0.55%		0.24%		0.00%		1.48%	-0.08%	1.40%
LVIP American Growth Fund - Service Class II	0.32%		0.55%		0.11%		0.00%		0.98%	0.00%	0.98%
LVIP American Growth-Income Fund - Service Class II	0.26%		0.55%		0.09%		0.00%		0.90%	0.00%	0.90%
LVIP American International Fund - Service Class II	0.49%		0.55%		0.15%		0.00%		1.19%	0.00%	1.19%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.07%		0.00%		1.32%	-0.14%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.57%		0.01%		1.48%	-0.49%	0.99%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.08%		0.01%		1.06%	-0.14%	0.92%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	0.15%		0.35%		0.07%		0.74%		1.31%	-0.08%	1.23%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.07%		0.11%		0.78%	-0.01%	0.77%
LVIP BlackRock Global Real Estate Fund - Service Class	0.69%		0.25%		0.14%		0.00%		1.08%	-0.02%	1.06%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.06%		0.09%		0.75%	-0.01%	0.74%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.72%		0.25%		0.07%		0.01%		1.05%	-0.11%	0.94%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.65%		0.25%		0.09%		0.01%		1.00%	-0.01%	0.99%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	0.64%		0.35%		0.09%		0.01%		1.09%	-0.05%	1.04%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.06%		0.00%		0.72%	0.00%	0.72%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Diversified Income Fund - Service Class	0.58%		0.30%		0.08%		0.00%		0.96%	-0.12%	0.84%
LVIP Delaware High Yield Fund - Service Class	0.65%		0.30%		0.11%		0.00%		1.06%	-0.02%	1.04%
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	0.48%		0.30%		0.07%		0.00%		0.85%	-0.02%	0.83%
LVIP Delaware Mid Cap Value Fund - Service Class	0.37%		0.35%		0.07%		0.00%		0.79%	0.00%	0.79%
LVIP Delaware REIT Fund - Service Class	0.75%		0.30%		0.09%		0.00%		1.14%	-0.01%	1.13%
14

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Delaware SMID Cap Core Fund - Service Class	0.74%		0.30%		0.09%		0.00%		1.13%	-0.03%	1.10%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.07%		0.00%		0.80%	0.00%	0.80%
LVIP Delaware U.S. Growth Fund - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
LVIP Delaware Value Fund - Service Class	0.63%		0.30%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.20%		0.01%		1.09%	-0.12%	0.97%
LVIP Dimensional International Core Equity Fund - Service Class	0.58%		0.25%		0.15%		0.00%		0.98%	-0.11%	0.87%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.07%		0.50%		1.07%	-0.05%	1.02%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.07%		0.00%		0.76%	-0.01%	0.75%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.30%	0.74%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.31%		0.87%	-0.01%	0.86%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	0.70%		0.35%		0.07%		0.55%		1.67%	-0.67%	1.00%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.10%		0.01%		1.00%	-0.01%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.40%		1.64%	-0.57%	1.07%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.14%		0.41%		1.05%	-0.06%	0.99%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.06%		0.44%		1.00%	-0.01%	0.99%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.42%		0.97%	-0.01%	0.96%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.11%		0.01%		1.02%	-0.07%	0.95%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.43%		0.98%	-0.02%	0.96%
LVIP Government Money Market Fund - Service Class	0.36%		0.25%		0.06%		0.00%		0.67%	0.00%	0.67%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	0.57%		0.35%		0.13%		0.01%		1.06%	-0.13%	0.93%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.09%		0.00%		0.97%	-0.04%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.14%		0.20%		1.34%	-0.37%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.09%		0.01%		1.05%	-0.01%	1.04%
LVIP MFS International Equity Managed Volatility Fund - Service Class	0.85%		0.25%		0.07%		0.77%		1.94%	-0.78%	1.16%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.07%		0.00%		1.14%	-0.10%	1.04%
LVIP MFS Value Fund - Service Class	0.60%		0.25%		0.07%		0.00%		0.92%	0.00%	0.92%
LVIP Mondrian International Value Fund - Service Class	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.18%		0.58%		1.36%	-0.22%	1.14%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.08%		0.00%		0.83%	-0.04%	0.79%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.07%		0.00%		0.72%	-0.13%	0.59%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.11%		0.31%		0.82%	-0.06%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.09%		0.33%		0.82%	0.00%	0.82%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.23%		0.00%		0.82%	-0.07%	0.75%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.06%		0.23%		0.94%	-0.10%	0.84%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.10%		0.00%		0.75%	-0.13%	0.62%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.09%		0.36%		0.93%	-0.07%	0.86%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.06%		0.00%		0.62%	-0.01%	0.61%
15

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.06%		0.22%		0.76%	-0.04%	0.72%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.08%		0.00%		0.60%	-0.01%	0.59%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.33%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.06%		0.00%		0.48%	0.00%	0.48%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.14%		0.00%		0.67%	-0.06%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	-0.01%	0.63%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.36%		0.91%	-0.05%	0.86%
LVIP T. Rowe Price 2010 Fund - Service Class	0.19%		0.25%		0.35%		0.42%		1.21%	-0.27%	0.94%
LVIP T. Rowe Price 2020 Fund - Service Class	0.19%		0.25%		0.12%		0.43%		0.99%	-0.07%	0.92%
LVIP T. Rowe Price 2030 Fund - Service Class	0.19%		0.25%		0.10%		0.45%		0.99%	-0.04%	0.95%
LVIP T. Rowe Price 2040 Fund - Service Class	0.19%		0.25%		0.12%		0.46%		1.02%	-0.05%	0.97%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.06%		0.00%		0.94%	-0.02%	0.92%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.68%		0.25%		0.06%		0.00%		0.99%	-0.01%	0.98%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.15%		0.48%		1.13%	-0.08%	1.05%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.48%		1.03%	-0.01%	1.02%
LVIP Vanguard Bond Allocation Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	0.00%	0.63%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.06%		0.62%	-0.05%	0.57%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.08%		0.65%	-0.05%	0.60%
LVIP Wellington Capital Growth Fund - Service Class	0.67%		0.25%		0.07%		0.00%		0.99%	-0.03%	0.96%
LVIP Wellington SMID Cap Value Fund - Service Class	0.82%		0.25%		0.10%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.06%		0.00%		0.76%	0.00%	0.76%
MFS® VIT Growth Series - Service Class	0.70%		0.25%		0.03%		0.00%		0.98%	0.00%	0.98%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.10%	0.86%
MFS® VIT Utilities Series - Service Class	0.74%		0.25%		0.05%		0.00%		1.04%	0.00%	1.04%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		0.35%		0.14%		1.48%	-0.14%	1.34%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.16%		0.00%		0.93%	0.00%	0.93%
Putnam VT Large Cap Value Fund - Class IB	0.47%		0.25%		0.10%		0.00%		0.82%	0.00%	0.82%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.14%		0.57%		0.96%	0.00%	0.96%
Templeton Global Bond VIP Fund - Class 2	0.46%		0.25%		0.04%		0.04%		0.79%	-0.05%	0.74%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”)which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
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The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,321	$2,848	$4,353	$7,986
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,321	$2,848	$4,353	$7,986
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,338	$2,835	$4,231	$7,326
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,338	$2,835	$4,231	$7,326
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract.
Your contract may be issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges on contracts issued as part of a Fee-Based Financial Plan.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
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Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. In addition, there is an administrative charge. The charges and/or fees for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. Living Benefit Rider charges are generally based on the Protected Income Base. This means that if the Contract Value is higher than the Protected Income Base this could result in lower charges (higher charges if the Contract Value is less than the Protected Income Base) than if the charges were based on Contract Value. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010). The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $1 million or more, your registered representative must submit a request to our Servicing Office for approval. This amount includes the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What Death Benefit options are currently available under my Contract? The Enhanced Guaranteed Minimum Death Benefit (EGMDB) provides a Death Benefit that is equal to the greatest of: 1) the current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals), or 3) the highest Contract Value on any contract anniversary prior to the 81st birthday of the deceased,
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and prior to the death of the person for whom a death claim is approved for payment, increased by Purchase Payments (as adjusted for withdrawals) since the highest anniversary date. The Guarantee of Principal Death Benefit provides a Death Benefit that is equal to the greater of the current Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals). The Account Value Death Benefit provides a Death Benefit that is equal to the Contract Value as of the Valuation Date we approve the payment of the death claim. See The Contracts – Death Benefits for a complete description of each Death Benefit option. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either an income/withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals (and all withdrawals under any version of the 4LATER® Advantage rider) may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of the riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time. Unavailable riders are described in an Appendix to this prospectus.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days of the date you first receive the contract. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendixes A, B, C and D to this prospectus provide more information about Accumulation Unit values.
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Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Company of New York (Lincoln New York or Company) is a stock life insurance company chartered in 1897 and now domiciled in New York. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. The fixed account is not currently available except for use with dollar-cost averaging. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
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COVID-19. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 are expected to continue to adversely affect, our earnings as well as our business, results of operations and financial condition. As a result of the pandemic and ensuing conditions, we have experienced and expect to continue to experience higher level of claims, which adversely affect our earnings. We may also experience an increase in activity such as surrenders of policies, missed premium payments or 401(k) hardship withdrawals due to changes in consumer behavior as a result of financial stress. Because the vast majority of our employees continue to work from home, along with many of our vendors and customers, and such conditions may continue well into 2021, our business operations may be adversely impacted, among other things, due to privacy incidents, cybersecurity incidents, technological issues or operational disruptions on the part of our vendors, and we may experience distribution disruptions as we continue to sell our products virtually.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
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Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.30%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, all of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
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Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Riders purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Growth Fund (Class 2): Growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds International Fund (Class 2): Long-term growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
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Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust Capital Strength Portfolio (Class I): To provide capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued before January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued before January 9, 2017.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
This fund is not available in contracts issued on or after January 9, 2017.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
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•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation. (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Diversified Income Fund (Service Class)(1): Maximum long-term total return consistent with reasonable risk. (formerly Delaware VIP® Diversified Income Series)
•	LVIP Delaware High Yield Fund (Service Class)(1): Total return and, as a secondary objective, high current income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
(formerly Delaware VIP® High Yield Series)
•	LVIP Delaware Limited-Term Diversified Income Fund (Service Class)(1): Maximum total return, consistent with reasonable risk. (formerly Delaware VIP® Limited-Term Diversified Income Series)
•	LVIP Delaware Mid Cap Value Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware REIT Fund (Service Class)(1): Maximum long-term total return, with capital appreciation as a secondary objective. (formerly Delaware VIP® REIT Series)
•	LVIP Delaware SMID Cap Core Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Smid Cap Core Series)
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware U.S. Growth Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® U.S. Growth Series)
•	LVIP Delaware Value Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Value Fund)
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
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•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Bond Allocation Fund (Service Class): Total return consistent with preservation of capital; a fund of funds. (formerly LVIP Dimensional/Vanguard Total Bond Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington SMID Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Wellington Mid-Cap Value Fund)
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
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Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Large Cap Value Fund (Class IB): To seek capital growth and current income. (formerly Putnam VT Equity Income Fund)
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substituted fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
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From time to time, certain underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For A-Share contracts, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	0.65%	0.70%	0.95%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.75%	0.80%	1.05%
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*For contracts purchased prior to November 15, 2010 (other than contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are: EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
For contracts purchased as part of a Fee-Based Financial Plan we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	0.10%	0.20%	0.45%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.20%	0.30%	0.55%
*For contracts purchased as part of a Fee-Based Financial Plan between November 15, 2010 and May 21, 2017 the total annual charges are as follows: EGMDB 0.90%; Guarantee of Principal 0.65%; Account Value 0.60%.
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after November 15, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
The owner’s investment is defined, in accordance with our procedures, as the sum of the Contract Value plus the amount of the current Gross Purchase Payment you are making into this contract.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
Refer to the end of this section for Sales Charge Information for contracts issued prior to November 15, 2010.
Account Fee
During the accumulation period, we will deduct an account fee of $20 or $50 for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year unless your purchased your contract as part of a Fee-Based Financial Plan on and after May 22, 2017.
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The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Protected Lifetime Income Fee
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a protected lifetime income fee will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and 4LATER® Select Advantage Fees. If you elect a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.
The protected lifetime income fee rates for new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet. Rate information for previous effective periods are included in an Appendix to this prospectus.
Any change to the protected lifetime income fee rate will be disclosed in a new Rate Sheet at least ten days before rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
The fee:
•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Protected Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Account Value Step-up. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate as stated in the chart below:
	Guaranteed Maximum Annual Fee Rate
	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage; Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent
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Account Value Step-ups. If you opt out of an Account Value Step-up, you are still eligible for an Enhancement, if applicable, through the end of the Enhancement Period, including in the year you declined the Account Value Step-up.
The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
The following paragraph applies to all the above-listed Living Benefit Riders except:
•	4LATER® Select Advantage riders elected prior November 19, 2018.
An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments, Guaranteed Income Benefit payments, and any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017

	Single/Joint Life	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%	1.30%	0.95%
Guarantee of Principal Death Benefit	1.20%	1.05%	0.70%
Account Value Death Benefit	1.15%	1.00%	0.60%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%, or 0.60% for contracts purchased as part of a Fee-Based Financial Plan (on and after May 22, 2017) (1.00% prior to May 22, 2017). This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. The current annual charge rates for new elections of i4LIFE® Advantage Guaranteed Income Benefit are disclosed in a Rate Sheet prospectus supplement.
The Rate Sheet indicates current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet. Rate information for previous effective periods are included in the Expense Table and in an Appendix to this prospectus.
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Any change to the i4LIFE® Advantage Guaranteed Income Benefit fee rate will be disclosed in a new Rate Sheet at least ten days before a rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders are subject to a current annual charge rate of 0.65% (0.85% for the joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%	1.60%	1.80%
Guarantee of Principal Death Benefit	1.85%	2.05%	1.35%	1.55%
Account Value Death Benefit	1.80%	2.00%	1.25%	1.45%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit version 1, 2 and 3 are each subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts	For Contracts Purchased as Part of a Fee-Based Financial Plan
	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	1.80%
Guarantee of Principal Death Benefit	1.70%	1.55%
Account Value Death Benefit	1.65%	1.50%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change after the rider is elected unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum Guaranteed Income Benefit charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit Managed Risk and version 4 or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For Select Guaranteed Income Benefit, Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
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i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your protected lifetime income fee of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
The current initial charge rate for new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the dates by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet. Rate information for previous effective periods are included in an Appendix to this prospectus.
Any change to the annual charge rate will be disclosed in a new Rate Sheet before that rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheets by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at the telephone number listed in the prospectus.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider (not shown below), see Appendix E for a discussion of the fees.
If your Prior Rider is...	you will transition to...
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit (0.55% for EGMDB; 0.30% for Guarantee of Principal Death Benefit and 0.20% for Account Value Death Benefit for contracts sold to a Fee-Based Financial Plan (on and after May 22, 2017) (0.90% for EGMDB; 0.65% for Guarantee of Principal Death Benefit; and 0.60% for Account Value Death Benefit prior to May 22, 2017). Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider protected lifetime income fee. (The Prior Rider fee rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the protected lifetime income fee will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider fee rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Protected Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the protected lifetime income fee for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Protected Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
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1/1/20 Initial i4LIFE® Advantage Account Value	$100,000
1/1/20 Protected Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/20 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The protected lifetime income fee for the Prior Rider is assessed against the Protected Income Base since it is larger than the Account Value	$1,562.50
1/2/20 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/20 Initial Guaranteed Income Benefit (4% x $125,000 Protected Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/21 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/21 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/21 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/21 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/22 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/22 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider fee rate increases from 1.25% to 1.35%.
1/2/22 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider protected lifetime income fee (1.35%/1.25%).
If the fee rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account Guaranteed Period may be subject to the Interest Adjustment. See Fixed Side of the Contract.
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A mortality and expense risk and administrative charge will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge is 0.75% of the Contract Value, 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, or 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after June 30, 2010 and prior to May 22, 2017 and on all other contracts purchased prior to November 15, 2010. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Sales Charge Information for Contracts Prior to November 15, 2010.
For contracts purchased prior to November 15, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000-$49,999	5.00%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$749,999	2.00%
$750,000-$999,999	1.50%
$1,000,000 or greater	1.00%
The owner's investment is defined, in accordance with our procedures, as the sum of the Contract Value plus the amount of the current Gross Purchase Payment you are making into this contract.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	contracts sold by registered investment advisers who charge a fee for financial plans,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross
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Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, under age 90, subject to additional terms and limitations and Servicing Office approval). Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. Any applicable exchange fee should also be considered. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $1,500 ($10,000 if sold as part of a Fee-Based Financial Plan). The minimum initial Contract Value for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $1 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
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•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available. In the absence of instructions accompanying the Purchase Payments or otherwise not being in Good Order, we will allocate the Purchase Payment in the same manner as your last Purchase Payment or, if not possible, otherwise contact you or your registered representative for additional information.
The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into the fixed account is $2,000.
Gross Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Gross Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Gross Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. Gross Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Net purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
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2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to 12 (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these 12 transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we
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reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
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Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, for Annuitant changes made to contracts issued January 20, 2015, under age 90) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
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Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we become aware of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
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Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Fees Associated with Fee-Based Financial Plans. This discussion applies only to contracts that were purchased as part of a Fee-Based Financial Plan. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professionals. You may provide authorization to have advisory fees paid to your registered representative’s investment firm from your Contract Value, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate authorization form that is available from your registered representative. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This AWS service may not be available through all broker-dealers.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or Living Benefit Rider. See the Death Benefit and Living Benefit Rider sections of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals will not be treated as a distribution for federal tax purposes. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
This contract may be offered as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. It is sold through broker-dealers who may be registered as or affiliated with a registered investment adviser. Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
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The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
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Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Appendix E – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Appendix E – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
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General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the
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Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund, the LVIP Emerging Markets Equity Index Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT Large Cap Value Fund
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
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Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for the Living Benefit Riders sections below, according to which rider you purchased and the date of purchase.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your Account Value among one or more of the following Subaccounts only.
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP ClearBridge Franklin Large Cap Managed Volatility Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Income Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global
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Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Managed Risk Riders . If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
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As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Global Aggressive Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund

Additionally, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Franklin Allocation VIP Fund
•	Fidelity® VIP Growth Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Delaware REIT Fund
•	LVIP Delaware SMID Cap Core Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Large Cap Value Fund
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The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, or 4LATER® Select Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), or i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts. Not all funds may be available in your contract, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
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Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth	AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

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Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP Delaware REIT Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate
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Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	an income/withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage, or
•	Lincoln Max 6 SelectSM Advantage;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage,
•	4LATER® Advantage (Managed Risk),
•	4LATER® Advantage,
•	i4LIFE® Advantage Select Guaranteed Income Benefit*.
*Beginning May 18, 2020, this rider is not being offered.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
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From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix F and G to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement.
If you purchased the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will terminate. Except as specified below, this election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or your spouse) and up to the Contractowner’s age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to August 20, 2018, who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Protected Annual Income Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount(s) that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider is available for election on all new contracts and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that
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you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $1 million or more.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) (age 75 for qualified contracts that elected this rider prior to August 20, 2018) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. In most cases, you must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018, do not have an Enhancement Base, but will use the Protected Income Base to determine the Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Protected Annual Income withdrawal has not occurred, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
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e. the Enhancement Base, if applicable, is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount.
The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.
The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020 but prior to August 17, 2020	Enhancement Base	5%
On or after August 20, 2018, but prior to May 18, 2020	Enhancement Base	6%
Prior to August 20, 2018	Protected Income Base	5%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Protected Annual Income withdrawal occurs.
The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
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An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. If your rider was elected on and after August 20, 2018, the Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). If your rider was elected prior to August 20, 2018, the Protected Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Protected Annual Income amount is greater than zero. Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option to receive guaranteed income payments for life.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Protected Annual Income each year and may cause Excess Withdrawals.
The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under the minimum age as stated in the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are older than the minimum age as stated in the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
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The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
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Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Protected Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $3,825 (4.50% of the Protected Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Protected Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $3,825 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Protected Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Protected Annual Income amount = $3,268 (4.50% of $72,630 Protected Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Protected Income Base = $72,630
Enhancement Base = $72,630
Protected Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
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1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or your spouse for the joint life option) or age 80 (qualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the PAIPO. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (nonqualified contracts) (younger of you or your spouse) to elect the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase (depending on rider availability). In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease.
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Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon election of Lincoln Market Select® Advantage for Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to January 1, 2017;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree;
•	upon surrender or termination of the underlying annuity contract; or
•	on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.)
The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you elected Lincoln Lifetime IncomeSM Advantage 2.0 (Management Risk) prior to January 1, 2017, we will no longer require a one-year waiting period before electing Lincoln Market Select® Advantage.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement.
If you elected the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. If an election is not made, the Lincoln Market Select® Advantage rider will terminate. This election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or your spouse) and up to the Contractowner’s age 80 for qualified contracts.
Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount or amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base if reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Market Select® Advantage rider is available for election on all new contracts and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect
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it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $1 million or more.
Lincoln Market Select® Advantage is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) (age 75 for qualified contracts purchased prior to August 20, 2018) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. In most cases, you must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
If you elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to January 1, 2017, and you want to terminate that rider to elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Additionally, we will no longer require a one-year waiting period before electing Lincoln Market Select® Advantage. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage. There is no guarantee that these waivers will be offered in the future, as we reserve the right to discontinue them at any time.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider, your current Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer either your current Protected Income Base or Enhancement Base to the new rider. Your initial Protected Income Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the new rider effective date. Your initial Enhancement Base will be equal to the Protected Income Base on the rider effective date.
You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Different riders do not include all the same features and may not provide the same level of guarantee. You should also compare the fees and charges of each rider. If you have any question about terminating your existing rider to elect a new one, you should contract your registered representative or call us at 1-888-868-2583.
If you decide to elect Lincoln Market Select® Advantage, you will be required to adhere to the Investment Requirements for your new rider. See – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018 do not have an Enhancement Base but will use the Protected Income Base to determine the Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made
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within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Protected Annual Income withdrawal has not occurred, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base, if applicable, is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount.
The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.
The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020 but prior to August 17, 2020	Enhancement Base	5%
On or after August 20, 2018, but prior to May 18, 2020	Enhancement Base	6%
Between August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date) and August 20, 2018	Protected Income Base	5%
Prior to August 29, 2016 (October 3, 2016, if your rider was elected after the contract issue date)	N/A	N/A
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
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Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Protected Annual Income withdrawal occurs.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs, a new Enhancement Period begins. The Account Value Step-up is available even in those years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
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On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. If your rider was elected on and after August 20, 2018, the Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). If your rider was elected prior to August 20, 2018, the Protected Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Protected Annual Income amount is greater than zero. Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option to receive guaranteed income payments for life.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Protected Annual Income each year and may cause Excess Withdrawals.
The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
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Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Protected Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
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Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If your rider was elected on and after August 20, 2018, and you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or your spouse for the joint life option) or age 80 (qualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
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Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract; or
•	on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.)
The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement;
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
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Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age based and may increase over time. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Max 6 SelectSM Advantage rider is available for election on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $1 million or more.
Lincoln Max 6 SelectSM Advantage is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Max 6 SelectSM Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Max 6 SelectSM Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
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Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Benefit through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. the first Protected Annual Income withdrawal has not occurred and there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.
The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020 but prior to August 17, 2020	Enhancement Base	5%
Prior to May 18, 2020	Enhancement Base	6%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. Enhancements are not available once the first Protected Annual Income withdrawal occurs.
The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
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Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-ups.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and an Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Protected Annual Income each year and may cause Excess Withdrawals.
The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
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The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Protected Annual Income payments are not available until you have reached the minimum age stated on the Rate Sheet. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
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Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-up will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual Income amount.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawal to pay the fees associated with your Fee-Based Financial Plan made prior to age 59 (age 55 for riders purchased prior to May 18, 2020)or that exceed the Protected Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base)
On the following Benefit Year anniversary:
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Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Protected Income Base multiplied by the Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
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Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	upon election of i4LIFE® Advantage;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The 4LATER® Select Advantage rider is available for election on all new contracts and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $1 million or more.
4LATER® Select Advantage is not available with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant, and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. In most cases, you must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you elected 4LATER® Advantage (Managed Risk) and you want to terminate that rider to elect 4LATER® Select Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Additionally, we will no longer require a one-year waiting period before electing a new Living Benefit Rider in these situations. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage. There is no guarantee that these waivers will be offered in the future, as we reserve the right to discontinue them at any time.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider, your current Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer either your current Protected Income Base or Enhancement Base to the new rider. Your initial Protected Income Base under 4LATER® Select Advantage will be equal to the Contract Value on the new rider effective date. Your initial Enhancement Base will be equal to the Protected Income Base on the rider effective date.
You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision. Different riders do not include all the same features and may not provide the
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same level of guarantee. You should also compare the fees and charges of each rider. If you have any question about terminating your existing rider to elect a new one, you should contract your registered representative or call us at 1-888-868-2583.
If you decide to elect 4LATER® Select Advantage, you will be required to adhere to the Investment Requirements for your new rider. See – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives.
For rider elections on and after November 19, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to November 19, 2018 do not have an Enhancement Base.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Protected Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Protected Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Protected Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
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a. the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b. there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.
The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020 but prior to August 17, 2020	Enhancement Base	5%
On or after November 19, 2018 but prior to May 18, 2020	Enhancement Base	6%
Prior to November 19, 2018	Protected Income Base	5%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value including withdrawals to pay fees associated with your Fee-Based Financial Plan in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
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As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. For riders elected on and after November 19, 2018, a new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Rider elections prior to November 19, 2018, only have one 10-year Enhancement Period.
Account Value Step-up. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any).
For riders elected on or after November 19, 2018, each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
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•	when the Protected Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95, younger of you or your spouse); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint lifetime option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit must be elected by age 95 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the
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Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
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•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
A 3% AIR will be used to calculate the Regular Income Payments under:
•	Elections of Guaranteed Income Benefit (Managed Risk) on or after May 18, 2020; and
•	Select Guaranteed Income Benefit elections prior to February 19, 2019.
A 4% AIR will be used to calculate the Regular Income Payments under:
•	Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and
•	Elections of all other versions of Guaranteed Income Benefit prior to May 18, 2020.
The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the
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Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit that is currently available, unless you are transitioning to Guaranteed Income Benefit from a Prior Rider.
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
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The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Protected Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Protected Annual Income payments since the last Account Value Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Protected Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Protected Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income
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Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2021 Amount of initial Regular Income Payment	$4,801
8/1/2021 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2021 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2022 Recalculated Regular Income Payment	$6,000
8/1/2022 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). The Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
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Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), the Guaranteed Income Benefit will not step-up on an anniversary, but will remain level.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) 4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit is made because it is your last day of eligibility to elect i4LIFE® Advantage, you may also use the current Protected Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is 95 for nonqualified contract and age 80 for qualified contract. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (purchased prior to May 18, 2020), Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
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Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to May 18, 2020
Purchasers of 4LATER® Advantage (Managed Risk)
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020 Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

A 3% AIR will be used to calculate the Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit, and for transitions to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) if your Prior Rider was purchased on or after May 18, 2020. A 4% AIR will be used to calculate the Regular Income Payments for all other transitions to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) if your Prior Rider was purchased prior to May 18, 2020.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
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References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
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Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
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For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage and any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage may elect to annuitize their Protected Income Base under the Protected Annual Income Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The minimum rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Protected Annual Income Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
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Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual net investment rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
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General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment. This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period.
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Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different Guaranteed Period account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

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where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
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Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA (Financial Industry Regulatory Authority). The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 5.00% of Purchase Payments, plus 0.25% annual trail compensation beginning in years two and beyond. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 5.00% of annuitized value and/or ongoing annual compensation of up to 0.50% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales incentives relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2020 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of
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the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
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Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Payment of Investment Advisory Fees
On August 6, 2019, the IRS issued a private letter ruling (the “PLR”) to Lincoln that addressed the treatment of investment advisory fees paid out of the cash value of a non-qualified annuity contract. The PLR concluded that if a Contractowner authorizes payment of investment advisory fees out of the cash value of the non-qualified annuity contract, the payment of those fees will not be treated as a distribution to the Contractowner. In order for this treatment to apply, the investment advisory fees must be determined based on an arms-length transaction between the Contractowner and the financial professional, and cannot exceed an amount equal to an annual rate of 1.50% of the non-qualified annuity contract’s cash value. The fees can only compensate the financial professional for investment advice provided to the Contractowner with respect to the non-qualified annuity contract, and cannot compensate the financial professional for any other services. Effective for tax year 2019 and beyond, if you have authorized Lincoln to pay fees from the cash value of your non-qualified annuity contract directly to your financial professional, Lincoln will not treat the payment of such fees as a distribution from your contract if all the conditions mentioned above are satisfied.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
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Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
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Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional protected lifetime income fees, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
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•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Transfers and Direct Rollovers
As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
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Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
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•	deduction of any account fee or protected lifetime income fees;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlus AssuranceSM (A Share).
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 and fee-based contracts purchased prior to June 30, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Growth and Income(1)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.511	7.504	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.504	8.401	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.401	8.844	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.844	10.292	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.292	12.069	1*	N/A	N/A	N/A
AB VPS International Value(2)
2008	9.072	5.190	1*	9.945	5.206	5	10.050	5.217	1*
2009	5.190	6.910	14	5.206	6.943	14	5.217	6.965	1*
2010	6.910	7.143	28	6.943	7.187	43	6.965	7.217	4
2011	7.143	5.703	30	7.187	5.747	45	7.217	5.776	1*
2012	5.703	6.454	29	5.747	6.514	43	5.776	6.554	1*
2013	6.454	7.122	28	6.514	7.192	41	6.554	7.239	1*
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	11.448	10.367	1*	11.519	10.447	2	11.567	10.502	1*
2012	10.367	12.173	1*	10.447	12.284	2	10.502	12.361	1*
2013	12.173	16.603	1*	12.284	16.781	1*	12.361	16.902	1*
2014	16.603	17.926	3	16.781	18.145	1*	16.902	18.286	1*
2015	17.926	16.754	3	18.145	16.984	1*	18.286	17.133	1*
2016	16.754	20.720	2	16.984	21.038	1*	17.133	21.236	1*
2017	20.720	23.180	3	21.038	23.565	1*	21.236	23.811	1*
2018	23.180	19.459	3	23.565	19.813	1*	23.811	20.034	1*
2019	19.459	23.122	1*	19.813	23.579	1*	20.034	23.861	1*
2020	23.122	23.615	1*	23.579	24.117	1*	23.861	24.432	1*
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.623	11.753	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.753	11.190	2	11.603	11.234	9	N/A	N/A	N/A
2019	11.190	13.239	2	11.234	13.312	8	N/A	N/A	N/A
2020	13.239	14.731	2	13.312	14.834	7	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	N/A	N/A	N/A	10.290	10.546	3	N/A	N/A	N/A
2009	10.909	11.485	1*	10.546	11.538	8	N/A	N/A	N/A
2010	11.485	11.962	7	11.538	12.036	23	N/A	N/A	N/A
2011	11.962	13.247	10	12.036	13.349	23	N/A	N/A	N/A
2012	13.247	14.098	7	13.349	14.228	21	N/A	N/A	N/A
2013	14.098	13.831	3	14.228	13.967	21	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	11.204	10.117	6	11.273	10.195	7	11.319	10.247	1*
2012	10.117	12.289	6	10.195	12.402	7	10.247	12.477	1*
2013	12.289	15.732	9	12.402	15.901	7	12.477	16.013	1*
2014	15.732	15.952	3	15.901	16.147	5	N/A	N/A	N/A
2015	15.952	16.905	2	16.147	17.138	3	N/A	N/A	N/A
2016	16.905	16.858	2	17.138	17.116	2	N/A	N/A	N/A
2017	16.858	21.966	2	17.116	22.338	2	N/A	N/A	N/A
2018	21.966	19.799	2	22.338	20.162	2	N/A	N/A	N/A
2019	19.799	26.543	2	20.162	27.071	2	N/A	N/A	N/A
2020	26.543	34.319	1*	27.071	35.055	2	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	11.169	8.950	24	11.239	9.019	40	11.285	9.066	3
2012	8.950	10.482	23	9.019	10.579	38	9.066	10.644	3
2013	10.482	13.326	22	10.579	13.469	29	10.644	13.566	3
2014	13.326	13.487	22	13.469	13.652	28	13.566	13.764	3
2015	13.487	13.402	20	13.652	13.586	24	13.764	13.711	3
2016	13.402	13.560	19	13.586	13.768	21	13.711	13.908	3
2017	13.560	16.919	15	13.768	17.203	18	13.908	17.396	3
2018	16.919	14.998	13	17.203	15.274	17	17.396	15.460	3
2019	14.998	19.549	12	15.274	19.938	16	15.460	20.201	2
2020	19.549	25.132	10	19.938	25.671	12	20.201	26.037	1*
American Funds Growth Fund - Class 2
2011	10.114	9.595	5	10.177	9.669	22	10.219	9.718	3
2012	9.595	11.210	7	9.669	11.313	16	9.718	11.383	3
2013	11.210	14.454	6	11.313	14.609	13	11.383	14.713	3
2014	14.454	15.543	5	14.609	15.734	12	14.713	15.861	3
2015	15.543	16.460	4	15.734	16.687	11	15.861	16.839	2
2016	16.460	17.861	4	16.687	18.134	11	16.839	18.317	2
2017	17.861	22.709	4	18.134	23.090	10	18.317	23.347	2
2018	22.709	22.449	3	23.090	22.861	10	23.347	23.137	2
2019	22.449	29.095	3	22.861	29.673	9	23.137	30.061	2
2020	29.095	43.851	2	29.673	44.790	9	30.061	45.422	2
American Funds Growth-Income Fund - Class 2
2011	9.252	9.001	44	9.309	9.070	115	9.347	9.117	8
2012	9.001	10.480	42	9.070	10.577	90	9.117	10.641	8
2013	10.480	13.866	39	10.577	14.014	72	10.641	14.114	8
2014	13.866	15.203	35	14.014	15.389	63	14.114	15.514	7
2015	15.203	15.286	33	15.389	15.496	56	15.514	15.638	6
2016	15.286	16.894	28	15.496	17.152	48	15.638	17.326	6
2017	16.894	20.490	23	17.152	20.834	42	17.326	21.067	6
2018	20.490	19.944	18	20.834	20.309	35	21.067	20.556	6
2019	19.944	24.931	17	20.309	25.426	33	20.556	25.761	6
2020	24.931	28.055	16	25.426	28.654	31	25.761	29.061	2
American Funds International Fund - Class 2
2011	10.749	9.165	4	10.813	9.234	16	10.858	9.281	3
2012	9.165	10.709	5	9.234	10.806	18	9.281	10.872	3
2013	10.709	12.910	5	10.806	13.046	17	10.872	13.139	3
2014	12.910	12.454	11	13.046	12.605	17	13.139	12.708	3
2015	12.454	11.784	11	12.605	11.944	15	12.708	12.054	3
2016	11.784	12.091	11	11.944	12.274	12	12.054	12.399	3
2017	12.091	15.835	9	12.274	16.098	11	12.399	16.278	3
2018	15.835	13.632	9	16.098	13.879	11	16.278	14.049	3
2019	13.632	16.601	3	13.879	16.928	10	14.049	17.151	3
2020	16.601	18.751	3	16.928	19.149	7	17.151	19.420	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2011	12.644	12.074	1*	12.674	12.121	10	N/A	N/A	N/A
2012	12.074	13.159	1*	12.121	13.230	9	N/A	N/A	N/A
2013	13.159	14.921	1*	13.230	15.024	7	N/A	N/A	N/A
2014	14.921	15.073	1*	15.024	15.200	6	N/A	N/A	N/A
2015	15.073	14.788	1*	15.200	14.935	5	N/A	N/A	N/A
2016	14.788	15.214	1*	14.935	15.388	5	N/A	N/A	N/A
2017	15.214	17.144	3	15.388	17.367	6	N/A	N/A	N/A
2018	17.144	15.702	2	17.367	15.930	6	N/A	N/A	N/A
2019	15.702	18.325	2	15.930	18.619	5	N/A	N/A	N/A
2020	18.325	21.921	2	18.619	22.307	5	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	13.588	14.295	21	13.672	14.405	40	13.729	14.479	2
2012	14.295	15.141	22	14.405	15.280	38	14.479	15.374	2
2013	15.141	14.792	22	15.280	14.950	31	15.374	15.057	3
2014	14.792	15.390	20	14.950	15.578	29	15.057	15.705	3
2015	15.390	15.048	20	15.578	15.254	23	15.705	15.394	2
2016	15.048	15.403	19	15.254	15.638	20	15.394	15.797	2
2017	15.403	16.012	17	15.638	16.280	21	15.797	16.462	2
2018	16.012	15.505	16	16.280	15.789	23	16.462	15.982	2
2019	15.505	16.916	15	15.789	17.251	22	15.982	17.479	2
2020	16.916	18.557	14	17.251	18.953	18	17.479	19.222	1*
Delaware VIP® Emerging Markets Series - Service Class
2011	11.908	9.441	4	11.973	9.507	7	N/A	N/A	N/A
2012	9.441	10.684	3	9.507	10.775	7	N/A	N/A	N/A
2013	10.684	11.632	2	10.775	11.748	6	N/A	N/A	N/A
2014	11.632	10.575	2	11.748	10.697	5	N/A	N/A	N/A
2015	10.575	8.932	2	10.697	9.048	6	N/A	N/A	N/A
2016	8.932	10.063	2	9.048	10.209	6	N/A	N/A	N/A
2017	10.063	13.984	3	10.209	14.209	5	N/A	N/A	N/A
2018	13.984	11.638	3	14.209	11.843	8	N/A	N/A	N/A
2019	11.638	14.100	3	11.843	14.370	8	N/A	N/A	N/A
2020	14.100	17.424	3	14.370	17.784	4	N/A	N/A	N/A
Delaware VIP® High Yield Series - Service Class
2011	12.988	13.172	1*	13.068	13.273	1*	N/A	N/A	N/A
2012	13.172	15.318	1*	13.273	15.460	1*	N/A	N/A	N/A
2013	15.318	16.544	1*	15.460	16.722	1*	N/A	N/A	N/A
2014	16.544	16.308	1*	16.722	16.508	1*	N/A	N/A	N/A
2015	16.308	15.051	1*	16.508	15.258	1*	N/A	N/A	N/A
2016	15.051	16.842	1*	15.258	17.100	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.100	18.204	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.204	17.208	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	17.208	19.832	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.832	21.040	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.775	11.968	54	11.848	12.060	91	11.901	12.127	7
2012	11.968	12.160	56	12.060	12.272	91	12.127	12.352	7
2013	12.160	11.891	65	12.272	12.019	95	12.352	12.109	8
2014	11.891	11.955	67	12.019	12.101	90	12.109	12.204	8
2015	11.955	11.922	63	12.101	12.086	74	12.204	12.202	7
2016	11.922	12.020	59	12.086	12.204	69	12.202	12.333	8
2017	12.020	12.140	55	12.204	12.345	71	12.333	12.488	8
2018	12.140	12.038	49	12.345	12.259	64	12.488	12.413	8
2019	12.038	12.502	48	12.259	12.751	64	12.413	12.924	7
2020	12.502	12.901	47	12.751	13.177	62	12.924	13.369	4
Delaware VIP® REIT Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.317	10.944	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.944	14.028	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2011	11.769	11.478	1*	11.813	11.538	1*	N/A	N/A	N/A
2012	11.478	12.927	1*	11.538	13.013	1*	N/A	N/A	N/A
2013	12.927	17.059	1*	13.013	17.200	1*	N/A	N/A	N/A
2014	17.059	17.856	1*	17.200	18.031	1*	N/A	N/A	N/A
2015	17.856	16.552	1*	18.031	16.740	1*	N/A	N/A	N/A
2016	16.552	21.503	1*	16.740	21.779	1*	N/A	N/A	N/A
2017	21.503	23.816	1*	21.779	24.158	1*	N/A	N/A	N/A
2018	23.816	19.603	1*	24.158	19.915	1*	N/A	N/A	N/A
2019	19.603	24.814	1*	19.915	25.245	1*	N/A	N/A	N/A
2020	24.814	24.056	1*	25.245	24.511	1*	N/A	N/A	N/A
Delaware VIP® Smid Cap Core Series - Service Class(4)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	23.648	26.422	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.422	22.972	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.972	29.470	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	29.470	32.390	1*	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2011	10.043	10.700	20	10.105	10.782	38	10.150	10.840	4
2012	10.700	12.296	19	10.782	12.409	36	10.840	12.488	4
2013	12.296	16.383	18	12.409	16.558	28	12.488	16.681	4
2014	16.383	18.263	17	16.558	18.487	25	16.681	18.642	4
2015	18.263	19.019	15	18.487	19.280	21	18.642	19.462	3
2016	19.019	17.813	15	19.280	18.085	19	19.462	18.274	4
2017	17.813	22.615	12	18.085	22.994	16	18.274	23.258	4
2018	22.615	21.674	9	22.994	22.071	13	23.258	22.346	3
2019	21.674	27.254	8	22.071	27.794	12	22.346	28.169	3
2020	27.254	38.809	6	27.794	39.638	9	28.169	40.213	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.698	14.182	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.182	16.003	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.003	15.781	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.781	17.908	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.908	20.179	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	20.179	19.434	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	19.434	23.078	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	23.078	22.936	1*	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	10.323	9.945	4	10.386	10.021	16	10.430	10.074	3
2012	9.945	11.447	5	10.021	11.552	16	10.074	11.624	3
2013	11.447	14.856	2	11.552	15.015	13	11.624	15.124	3
2014	14.856	16.439	1*	15.015	16.639	13	15.124	16.777	3
2015	16.439	16.359	1*	16.639	16.584	12	16.777	16.737	2
2016	16.359	17.466	1*	16.584	17.732	12	16.737	17.914	2
2017	17.466	21.046	1*	17.732	21.399	11	17.914	21.641	2
2018	21.046	19.472	1*	21.399	19.829	11	21.641	20.074	2
2019	19.472	25.332	1*	19.829	25.836	11	20.074	26.181	2
2020	25.332	32.696	1*	25.836	33.395	30	26.181	33.875	2
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2011	N/A	N/A	N/A	10.137	10.058	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.058	11.420	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.420	15.414	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.414	16.983	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	12.222	10.798	3	12.297	10.880	7	12.348	10.937	1*
2012	10.798	12.260	3	10.880	12.372	7	10.937	12.448	1*
2013	12.260	16.508	3	12.372	16.684	6	12.448	16.804	1*
2014	16.508	17.347	3	16.684	17.558	5	16.804	17.701	1*
2015	17.347	16.911	3	17.558	17.143	5	17.701	17.299	1*
2016	16.911	18.758	3	17.143	19.044	3	17.299	19.252	1*
2017	18.758	22.408	2	19.044	22.786	3	19.252	23.052	1*
2018	22.408	18.926	1*	22.786	19.272	3	23.052	19.519	1*
2019	18.926	23.103	1*	19.272	23.560	3	19.519	23.896	1*
2020	23.103	26.987	1*	23.560	27.562	2	23.896	27.991	1*
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	10.967	11.128	24	11.035	11.213	24	11.080	11.271	1*
2012	11.128	12.423	23	11.213	12.538	15	11.271	12.615	1*
2013	12.423	14.028	11	12.538	14.179	14	12.615	14.280	1*
2014	14.028	14.544	9	14.179	14.722	11	N/A	N/A	N/A
2015	14.544	13.397	9	14.722	13.582	8	N/A	N/A	N/A
2016	13.397	15.139	6	13.582	15.371	7	N/A	N/A	N/A
2017	15.139	16.455	6	15.371	16.734	7	N/A	N/A	N/A
2018	16.455	15.606	5	16.734	15.891	6	N/A	N/A	N/A
2019	15.606	17.949	5	15.891	18.306	6	N/A	N/A	N/A
2020	17.949	17.912	5	18.306	18.295	6	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	9.024	8.850	61	9.079	8.918	95	9.117	8.963	8
2012	8.850	10.020	56	8.918	10.112	86	8.963	10.174	7
2013	10.020	12.736	49	10.112	12.873	66	10.174	12.964	8
2014	12.736	13.521	45	12.873	13.686	61	12.964	13.798	6
2015	13.521	12.738	42	13.686	12.914	53	13.798	13.032	6
2016	12.738	14.651	39	12.914	14.875	44	13.032	15.026	6
2017	14.651	15.732	33	14.875	15.996	41	15.026	16.175	6
2018	15.732	14.178	29	15.996	14.438	36	16.175	14.613	5
2019	14.178	17.222	27	14.438	17.564	35	14.613	17.796	5
2020	17.222	16.207	29	17.564	16.554	36	17.796	16.789	2
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	5.854	6.206	1*	N/A	N/A	N/A	9.153	6.239	1*
2009	6.206	8.831	5	7.319	8.872	2	6.239	8.901	1*
2010	8.831	11.169	6	8.872	11.238	2	8.901	11.286	1*
2011	11.169	10.534	6	11.238	10.615	3	11.286	10.671	1*
2012	10.534	11.573	5	10.615	11.679	3	10.671	11.753	1*
2013	11.573	13.524	5	11.679	13.656	3	11.753	13.748	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	20.137	20.006	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	20.006	21.631	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	21.631	27.403	1*	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	20.574	19.804	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	19.804	21.816	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	21.816	26.367	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	15.230	13.232	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	13.232	13.526	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	13.526	17.647	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2011	10.650	10.979	1*	10.716	11.063	3	N/A	N/A	N/A
2012	10.979	12.864	1*	11.063	12.984	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.984	18.050	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	18.050	18.785	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.785	17.755	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.755	18.604	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.604	23.495	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	23.495	22.402	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.402	30.325	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	30.325	40.356	1*	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.166	8.842	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.842	10.240	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.240	11.985	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.985	12.279	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.316	14.779	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.779	13.475	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.475	15.821	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.821	15.839	2	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.517	6.788	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	6.788	8.368	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.368	8.546	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	8.546	9.622	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	9.622	9.396	1*	8.868	9.514	1*	N/A	N/A	N/A
2016	9.396	9.400	1*	9.514	9.532	1*	N/A	N/A	N/A
2017	9.400	10.301	1*	9.532	10.462	1*	N/A	N/A	N/A
2018	10.301	9.334	1*	10.462	9.493	1*	N/A	N/A	N/A
2019	9.334	11.526	1*	9.493	11.741	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.741	11.368	1*	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.143	11.247	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.247	11.841	14	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.841	10.729	16	11.627	10.787	13	N/A	N/A	N/A
2014	10.729	10.939	11	10.787	11.015	12	N/A	N/A	N/A
2015	10.939	10.514	11	11.015	10.603	11	N/A	N/A	N/A
2016	10.514	10.766	10	10.603	10.874	2	N/A	N/A	N/A
2017	10.766	10.877	10	10.874	11.001	3	N/A	N/A	N/A
2018	10.877	10.782	9	11.001	10.922	3	11.114	11.017	1*
2019	10.782	11.286	9	10.922	11.450	3	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	12.597	13.391	73	12.674	13.493	135	12.726	13.562	10
2012	13.391	14.098	72	13.493	14.227	130	13.562	14.314	10
2013	14.098	13.602	83	14.227	13.747	130	14.314	13.845	12
2014	13.602	14.236	83	13.747	14.409	122	13.845	14.526	12
2015	14.236	14.113	80	14.409	14.306	105	14.526	14.437	10
2016	14.113	14.318	75	14.306	14.535	97	14.437	14.683	11
2017	14.318	14.758	67	14.535	15.005	95	14.683	15.172	11
2018	14.758	14.453	60	15.005	14.717	79	15.172	14.896	11
2019	14.453	15.588	56	14.717	15.896	77	14.896	16.106	11
2020	15.588	16.913	53	15.896	17.274	71	16.106	17.519	5
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	10.084	9.943	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.943	10.243	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.243	10.203	1*	10.219	10.261	1*	N/A	N/A	N/A
2014	10.203	10.148	1*	10.261	10.220	1*	N/A	N/A	N/A
2015	10.148	9.959	1*	10.220	10.045	1*	N/A	N/A	N/A
2016	9.959	10.067	1*	10.045	10.171	1*	N/A	N/A	N/A
2017	10.067	10.204	1*	10.171	10.325	3	N/A	N/A	N/A
2018	10.204	10.113	1*	10.325	10.250	3	N/A	N/A	N/A
2019	10.113	10.457	1*	10.250	10.615	3	N/A	N/A	N/A
2020	10.457	10.479	1*	10.615	10.653	3	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2010	N/A	N/A	N/A	8.582	9.470	19	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.470	9.427	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Wealth Builder Fund - Service Class(7)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	N/A	N/A	N/A	9.316	9.325	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.325	10.636	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.636	14.018	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.018	15.692	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.619	10.581	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.581	10.695	1*	N/A	N/A	N/A
2017	10.770	10.793	1*	10.695	10.900	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.900	10.777	4	10.834	10.859	1*
2019	N/A	N/A	N/A	10.777	11.467	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.467	11.998	4	N/A	N/A	N/A
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	8.078	7.738	3	8.123	7.793	12	8.152	7.833	1*
2012	7.738	9.273	2	7.793	9.352	12	7.833	9.409	1*
2013	9.273	10.993	2	9.352	11.104	10	9.409	11.186	1*
2014	10.993	10.652	2	11.104	10.775	9	11.186	10.865	1*
2015	10.652	9.685	2	10.775	9.812	9	10.865	9.904	1*
2016	9.685	9.806	2	9.812	9.949	4	9.904	10.052	1*
2017	9.806	11.769	4	9.949	11.960	4	10.052	12.095	1*
2018	11.769	10.571	4	11.960	10.758	1*	12.095	10.900	1*
2019	10.571	11.787	4	10.758	12.012	1*	10.900	12.192	1*
2020	11.787	13.128	4	12.012	13.399	1*	12.192	13.622	1*
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.765	12.077	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.077	13.126	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	10.372	10.253	19	10.436	10.332	17	N/A	N/A	N/A
2012	10.253	11.064	19	10.332	11.165	17	N/A	N/A	N/A
2013	11.064	12.419	27	11.165	12.552	19	N/A	N/A	N/A
2014	12.419	12.702	26	12.552	12.857	19	N/A	N/A	N/A
2015	12.702	12.093	26	12.857	12.260	18	N/A	N/A	N/A
2016	12.093	12.523	26	12.260	12.714	18	N/A	N/A	N/A
2017	12.523	14.315	26	12.714	14.555	18	N/A	N/A	N/A
2018	14.315	13.256	31	14.555	13.499	18	N/A	N/A	N/A
2019	13.256	15.182	30	13.499	15.483	18	N/A	N/A	N/A
2020	15.182	15.887	29	15.483	16.227	17	15.945	16.458	37
LVIP Global Income Fund - Service Class
2011	11.625	11.617	5	11.656	11.664	5	N/A	N/A	N/A
2012	11.617	12.367	6	11.664	12.437	5	N/A	N/A	N/A
2013	12.367	11.881	4	12.437	11.966	6	N/A	N/A	N/A
2014	11.881	11.973	4	11.966	12.077	5	N/A	N/A	N/A
2015	11.973	11.597	4	12.077	11.715	3	N/A	N/A	N/A
2016	11.597	11.522	3	11.715	11.657	3	N/A	N/A	N/A
2017	11.522	11.966	4	11.657	12.124	4	N/A	N/A	N/A
2018	11.966	12.055	4	12.124	12.232	7	N/A	N/A	N/A
2019	12.055	12.719	4	12.232	12.926	7	N/A	N/A	N/A
2020	12.719	13.427	3	12.926	13.666	4	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	11.156	11.157	11	11.226	11.244	3	N/A	N/A	N/A
2012	11.157	12.088	1*	11.244	12.200	3	N/A	N/A	N/A
2013	12.088	13.367	3	12.200	13.511	4	N/A	N/A	N/A
2014	13.367	13.762	1*	13.511	13.931	3	N/A	N/A	N/A
2015	13.762	13.158	1*	13.931	13.327	3	N/A	N/A	N/A
2016	13.158	13.571	1*	13.327	13.766	3	N/A	N/A	N/A
2017	13.571	15.350	1*	13.766	15.581	2	N/A	N/A	N/A
2018	15.350	14.346	25	15.581	14.588	1*	N/A	N/A	N/A
2019	14.346	16.312	25	14.588	16.612	1*	N/A	N/A	N/A
2020	16.312	17.109	24	16.612	17.450	1*	17.111	17.697	8
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2011	10.368	10.278	9	10.432	10.357	7	N/A	N/A	N/A
2012	10.278	10.189	7	10.357	10.282	7	N/A	N/A	N/A
2013	10.189	10.099	1*	10.282	10.208	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.208	10.134	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.134	10.061	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.928	9.970	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.970	10.048	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.359	9.684	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.684	10.629	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.629	11.665	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.665	10.507	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	10.507	11.501	1*	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	9.747	10.355	2	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.355	9.348	2	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.348	9.808	2	N/A	N/A	N/A	N/A	N/A	N/A
2017	9.808	11.436	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.436	10.264	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	10.264	12.131	3	N/A	N/A	N/A	N/A	N/A	N/A
2020	12.131	12.857	3	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.371	12.578	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.578	13.270	1*	N/A	N/A	N/A
2014	13.198	13.418	3	13.270	13.511	1*	N/A	N/A	N/A
2015	13.418	12.743	3	13.511	12.851	1*	N/A	N/A	N/A
2016	12.743	14.267	3	12.851	14.410	1*	N/A	N/A	N/A
2017	14.267	15.060	4	14.410	15.233	1*	N/A	N/A	N/A
2018	15.060	14.463	3	15.233	14.651	1*	15.467	14.778	1*
2019	14.463	16.153	1*	14.651	16.388	1*	N/A	N/A	N/A
2020	16.153	16.856	1*	16.388	17.127	1*	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.930	12.501	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.527	12.346	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.346	13.445	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.445	15.267	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.267	13.332	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.332	15.332	1*	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.487	7.561	15	8.533	7.613	22	8.564	7.649	1*
2012	7.561	8.925	15	7.613	9.001	21	7.649	9.052	1*
2013	8.925	10.024	16	9.001	10.124	18	9.052	10.192	1*
2014	10.024	9.408	15	10.124	9.516	18	10.192	9.590	1*
2015	9.408	9.422	14	9.516	9.544	17	9.590	9.628	1*
2016	9.422	9.468	14	9.544	9.606	15	9.628	9.700	1*
2017	9.468	12.343	10	9.606	12.541	13	9.700	12.676	1*
2018	12.343	11.197	8	12.541	11.394	13	12.676	11.528	1*
2019	11.197	14.120	7	11.394	14.390	12	11.528	14.575	1*
2020	14.120	15.987	7	14.390	16.317	11	14.575	16.543	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS Value Fund - Service Class
2011	8.611	8.504	55	8.658	8.563	113	8.689	8.602	9
2012	8.504	9.779	51	8.563	9.862	106	8.602	9.918	9
2013	9.779	13.144	52	9.862	13.275	79	9.918	13.363	10
2014	13.144	14.359	45	13.275	14.524	71	13.363	14.635	9
2015	14.359	14.118	41	14.524	14.301	60	14.635	14.425	8
2016	14.118	15.919	38	14.301	16.151	51	14.425	16.307	8
2017	15.919	18.511	30	16.151	18.809	46	16.307	19.009	8
2018	18.511	16.470	26	18.809	16.760	39	19.009	16.955	8
2019	16.470	21.141	22	16.760	21.544	36	16.955	21.818	8
2020	21.141	21.663	22	21.544	22.110	34	21.818	22.414	2
LVIP Mondrian International Value Fund - Service Class
2011	N/A	N/A	N/A	8.837	8.381	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.381	9.095	2	N/A	N/A	N/A
2013	9.998	10.857	20	9.095	10.974	24	10.161	11.052	1*
2014	10.857	10.462	20	10.974	10.590	23	11.052	10.676	1*
2015	10.462	9.952	20	10.590	10.089	22	10.676	10.181	1*
2016	9.952	10.234	19	10.089	10.390	20	10.181	10.496	1*
2017	10.234	12.276	15	10.390	12.482	17	10.496	12.622	1*
2018	12.276	10.742	12	12.482	10.939	16	12.622	11.073	1*
2019	10.742	12.557	12	10.939	12.807	16	11.073	12.976	1*
2020	12.557	11.796	13	12.807	12.049	16	12.976	12.220	1*
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.187	10.193	1*	10.238	10.248	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.248	10.264	2	10.284	10.311	1*
2019	N/A	N/A	N/A	10.264	10.504	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.504	10.825	2	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	11.363	12.064	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.064	12.386	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.386	11.930	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.930	12.471	1*	12.218	12.594	5	N/A	N/A	N/A
2015	12.471	12.358	1*	12.594	12.500	4	N/A	N/A	N/A
2016	12.358	12.496	1*	12.500	12.659	4	N/A	N/A	N/A
2017	12.496	12.746	1*	12.659	12.932	5	N/A	N/A	N/A
2018	12.746	12.560	1*	12.932	12.761	4	N/A	N/A	N/A
2019	12.560	13.439	1*	12.761	13.675	5	N/A	N/A	N/A
2020	13.439	14.281	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2011	9.529	8.277	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.599	11.141	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.141	10.556	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.556	11.469	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.469	14.030	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.030	11.775	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.775	13.455	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	14.405	12.112	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.112	13.490	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.490	12.958	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.958	12.378	1*	12.508	12.501	1*	N/A	N/A	N/A
2015	12.378	10.151	1*	12.501	10.267	1*	N/A	N/A	N/A
2016	10.151	11.585	1*	10.267	11.735	1*	N/A	N/A	N/A
2017	11.585	14.181	1*	11.735	14.386	1*	N/A	N/A	N/A
2018	14.181	12.291	1*	14.386	12.488	1*	N/A	N/A	N/A
2019	12.291	13.076	1*	12.488	13.305	1*	N/A	N/A	N/A
2020	13.076	13.270	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	8.587	7.438	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	7.438	8.685	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.685	10.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.388	9.670	1*	10.461	9.764	1*	N/A	N/A	N/A
2015	9.670	9.442	1*	9.764	9.549	1*	N/A	N/A	N/A
2016	9.442	9.427	1*	9.549	9.548	1*	N/A	N/A	N/A
2017	9.427	11.620	1*	9.548	11.787	1*	N/A	N/A	N/A
2018	11.620	9.913	1*	11.787	10.070	4	N/A	N/A	N/A
2019	9.913	11.914	1*	10.070	12.122	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.122	12.944	3	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	11.029	11.156	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.084	19.367	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.367	18.279	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.279	21.993	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.993	25.859	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.859	22.757	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.757	28.683	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.769	14.571	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.571	17.056	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.056	19.222	1*	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.246	12.791	6	12.298	12.856	20	12.332	12.900	2
2014	12.791	13.347	6	12.856	13.436	18	12.900	13.495	3
2015	13.347	12.838	6	13.436	12.943	15	13.495	13.013	2
2016	12.838	13.869	2	12.943	14.003	11	13.013	14.093	3
2017	13.869	15.512	2	14.003	15.686	10	14.093	15.803	3
2018	15.512	14.242	2	15.686	14.423	10	15.803	14.545	3
2019	14.242	16.413	2	14.423	16.646	9	14.545	16.804	3
2020	16.413	17.825	2	16.646	18.106	9	16.804	18.295	3

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.080	13.319	15	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.319	13.882	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.882	13.265	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.265	14.509	15	N/A	N/A	N/A
2017	15.446	16.322	1*	14.509	16.505	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.505	15.001	14	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.001	17.441	14	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.441	18.870	14	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	8.809	8.870	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.870	10.141	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.141	13.233	1*	12.005	13.375	1*	N/A	N/A	N/A
2014	13.233	14.839	1*	13.375	15.020	2	N/A	N/A	N/A
2015	14.839	14.840	1*	15.020	15.044	2	N/A	N/A	N/A
2016	14.840	16.396	1*	15.044	16.646	2	N/A	N/A	N/A
2017	16.396	19.704	1*	16.646	20.035	2	N/A	N/A	N/A
2018	19.704	18.577	1*	20.035	18.916	3	N/A	N/A	N/A
2019	18.577	24.086	1*	18.916	24.570	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	24.570	28.713	1*	N/A	N/A	N/A
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	9.319	8.792	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.792	10.073	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.073	13.732	4	11.898	13.870	3	11.970	13.962	1*
2014	13.732	14.210	1*	13.870	14.374	3	N/A	N/A	N/A
2015	14.210	13.385	1*	14.374	13.559	4	N/A	N/A	N/A
2016	13.385	15.968	1*	13.559	16.201	4	N/A	N/A	N/A
2017	15.968	18.028	1*	16.201	18.319	4	N/A	N/A	N/A
2018	18.028	15.794	1*	18.319	16.075	4	N/A	N/A	N/A
2019	15.794	19.522	1*	16.075	19.899	4	N/A	N/A	N/A
2020	19.522	23.005	1*	19.899	23.483	4	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	13.728	13.271	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.831	20.674	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.674	19.066	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.066	24.557	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	24.557	25.852	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.852	22.152	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.152	26.278	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	26.278	27.574	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2010 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	N/A	N/A	N/A	9.403	9.156	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.156	10.725	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.725	14.765	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.838	17.422	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.422	17.490	1*	N/A	N/A	N/A
2017	18.182	22.783	1*	17.490	23.151	1*	N/A	N/A	N/A
2018	22.783	22.271	1*	23.151	22.665	1*	N/A	N/A	N/A
2019	22.271	28.855	1*	22.665	29.408	1*	N/A	N/A	N/A
2020	28.855	38.927	1*	29.408	39.734	1*	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	11.593	11.016	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.016	12.669	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.669	16.881	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.881	18.621	1*	17.292	18.845	1*	N/A	N/A	N/A
2015	18.621	18.791	1*	18.845	19.050	1*	N/A	N/A	N/A
2016	18.791	19.979	1*	19.050	20.285	1*	N/A	N/A	N/A
2017	19.979	24.639	1*	20.285	25.054	1*	N/A	N/A	N/A
2018	24.639	23.611	1*	25.054	24.045	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	24.045	32.711	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	32.711	42.648	1*	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	17.139	19.862	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	19.862	18.666	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	18.666	24.042	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	24.042	28.480	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.110	13.321	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.321	11.249	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.249	13.610	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.610	14.942	1*	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(11)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth Fund - Service Class
2011	9.733	8.755	30	9.786	8.815	49	9.823	8.858	4
2012	8.755	10.305	29	8.815	10.392	48	8.858	10.452	4
2013	10.305	13.855	27	10.392	13.993	39	10.452	14.088	5
2014	13.855	15.254	25	13.993	15.429	34	14.088	15.549	4
2015	15.254	16.501	22	15.429	16.715	28	15.549	16.862	4
2016	16.501	16.329	22	16.715	16.565	24	16.862	16.728	4
2017	16.329	21.931	15	16.565	22.282	20	16.728	22.524	4
2018	21.931	21.974	11	22.282	22.359	16	22.524	22.625	4
2019	21.974	30.713	9	22.359	31.298	13	22.625	31.702	3
2020	30.713	43.426	7	31.298	44.320	10	31.702	44.940	1*
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.771	7.862	1*	8.818	7.917	2	N/A	N/A	N/A
2012	7.862	9.647	1*	7.917	9.729	2	N/A	N/A	N/A
2013	9.647	12.794	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.794	13.696	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	13.696	13.334	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	13.334	14.904	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	14.904	16.713	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	16.713	14.120	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	14.120	18.229	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.938	11.256	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.144	23.655	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	23.655	32.348	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(9)
2008	10.039	8.044	1*	10.160	8.069	3	N/A	N/A	N/A
2009	8.044	9.385	2	8.069	9.429	11	N/A	N/A	N/A
2010	9.385	10.197	24	9.429	10.260	21	9.458	10.302	2
2011	10.197	10.266	8	10.260	10.344	26	10.302	10.398	2
2012	10.266	11.286	7	10.344	11.390	20	10.398	11.460	2
2013	11.286	12.532	7	11.390	12.654	20	11.460	12.737	2
MFS® VIT Utilities Series - Service Class
2011	11.988	12.654	1*	12.064	12.753	1*	N/A	N/A	N/A
2012	12.654	14.197	1*	12.753	14.329	1*	N/A	N/A	N/A
2013	14.197	16.916	1*	14.329	17.096	1*	N/A	N/A	N/A
2014	16.916	18.855	1*	17.096	19.083	1*	N/A	N/A	N/A
2015	18.855	15.928	1*	19.083	16.147	1*	N/A	N/A	N/A
2016	15.928	17.559	1*	16.147	17.826	1*	N/A	N/A	N/A
2017	17.559	19.924	1*	17.826	20.257	1*	N/A	N/A	N/A
2018	19.924	19.905	1*	20.257	20.269	1*	N/A	N/A	N/A
2019	19.905	24.618	1*	20.269	25.104	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	25.104	26.313	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.525	14.261	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	14.261	14.895	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.895	12.621	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.621	10.204	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.204	7.536	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	7.536	8.601	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	8.601	8.720	5
2018	N/A	N/A	N/A	N/A	N/A	N/A	8.720	7.433	5
2019	N/A	N/A	N/A	N/A	N/A	N/A	7.433	8.224	6
2020	N/A	N/A	N/A	N/A	N/A	N/A	8.224	8.271	7
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2011	15.808	15.530	5	15.906	15.650	7	15.971	15.730	1*
2012	15.530	17.710	4	15.650	17.873	6	15.730	17.982	1*
2013	17.710	17.837	6	17.873	18.029	6	17.982	18.157	1*
2014	17.837	18.001	2	18.029	18.222	6	18.157	18.369	1*
2015	18.001	17.072	2	18.222	17.308	6	18.369	17.464	1*
2016	17.072	17.416	2	17.308	17.683	3	17.464	17.860	1*
2017	17.416	17.593	3	17.683	17.889	3	17.860	18.086	1*
2018	17.593	17.773	2	17.889	18.099	2	18.086	18.318	1*
2019	17.773	17.968	2	18.099	18.326	2	18.318	18.566	1*
2020	17.968	16.867	1*	18.326	17.228	2	18.566	17.471	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	12.294	9.341	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.341	10.493	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.493	12.796	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.796	13.304	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.304	13.547	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.547	13.323	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.323	18.014	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.014	16.089	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.089	20.720	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	20.720	28.593	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	8.298	8.710	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.710	10.105	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.105	11.838	1*	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	11.581	11.581	1*	7.063	7.187	1*
2011	7.099	5.660	9	11.581	9.255	17	7.187	5.747	8
2012	5.660	6.395	9	9.255	10.485	17	5.747	6.514	8
2013	6.395	7.054	8	10.485	11.575	15	6.514	7.192	7
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	11.377	10.287	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.287	12.060	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.060	16.426	1*	14.717	16.192	2	N/A	N/A	N/A
2014	16.426	17.709	1*	16.192	17.500	2	N/A	N/A	N/A
2015	17.709	16.527	1*	17.500	16.372	1*	N/A	N/A	N/A
2016	16.527	20.409	1*	16.372	20.268	1*	N/A	N/A	N/A
2017	20.409	22.790	1*	20.268	22.690	1*	N/A	N/A	N/A
2018	22.790	19.104	1*	22.690	19.067	1*	N/A	N/A	N/A
2019	19.104	22.668	1*	19.067	22.679	1*	N/A	N/A	N/A
2020	22.668	23.115	1*	22.679	23.186	1*	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund - Class 2
2011	11.135	10.040	4	11.739	10.610	2	N/A	N/A	N/A
2012	10.040	12.176	5	10.610	12.901	2	N/A	N/A	N/A
2013	12.176	15.565	5	12.901	16.532	3	N/A	N/A	N/A
2014	15.565	15.759	5	16.532	16.780	4	N/A	N/A	N/A
2015	15.759	16.676	3	16.780	17.800	2	N/A	N/A	N/A
2016	16.676	16.604	1*	17.800	17.768	3	N/A	N/A	N/A
2017	16.604	21.602	1*	17.768	23.174	2	N/A	N/A	N/A
2018	21.602	19.443	1*	23.174	20.910	4	N/A	N/A	N/A
2019	19.443	26.028	1*	20.910	28.061	4	N/A	N/A	N/A
2020	26.028	33.603	1*	28.061	36.319	3	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	11.101	8.882	12	11.951	9.586	28	11.239	9.019	6
2012	8.882	10.387	18	9.586	11.239	41	9.019	10.579	6
2013	10.387	13.185	17	11.239	14.302	45	10.579	13.469	4
2014	13.185	13.324	18	14.302	14.489	45	13.469	13.652	5
2015	13.324	13.220	17	14.489	14.412	42	13.652	13.586	5
2016	13.220	13.356	16	14.412	14.597	43	13.586	13.768	5
2017	13.356	16.639	14	14.597	18.231	40	13.768	17.203	4
2018	16.639	14.729	13	18.231	16.178	37	17.203	15.274	4
2019	14.729	19.168	12	16.178	21.107	35	15.274	19.938	2
2020	19.168	24.606	11	21.107	27.163	32	19.938	25.671	2
American Funds Growth Fund - Class 2
2011	10.052	9.521	4	11.593	11.008	12	10.177	9.669	7
2012	9.521	11.107	5	11.008	12.874	8	9.669	11.313	6
2013	11.107	14.300	5	12.874	16.617	6	11.313	14.609	6
2014	14.300	15.355	5	16.617	17.887	7	14.609	15.734	5
2015	15.355	16.237	3	17.887	18.961	9	15.734	16.687	4
2016	16.237	17.592	1*	18.961	20.595	8	16.687	18.134	3
2017	17.592	22.334	2	20.595	26.211	8	18.134	23.090	3
2018	22.334	22.048	2	26.211	25.937	7	23.090	22.861	2
2019	22.048	28.532	1*	25.937	33.649	7	22.861	29.673	2
2020	28.532	42.938	1*	33.649	50.766	6	29.673	44.790	2
American Funds Growth-Income Fund - Class 2
2011	9.195	8.932	45	11.066	10.777	38	9.309	9.070	12
2012	8.932	10.384	63	10.777	12.560	58	9.070	10.577	11
2013	10.384	13.718	58	12.560	16.634	64	10.577	14.014	9
2014	13.718	15.019	56	16.634	18.256	59	14.014	15.389	9
2015	15.019	15.078	50	18.256	18.374	54	15.389	15.496	8
2016	15.078	16.640	46	18.374	20.328	51	15.496	17.152	5
2017	16.640	20.151	36	20.328	24.679	47	17.152	20.834	5
2018	20.151	19.584	31	24.679	24.045	42	20.834	20.309	4
2019	19.584	24.445	27	24.045	30.088	40	20.309	25.426	2
2020	24.445	27.467	26	30.088	33.892	38	25.426	28.654	2
American Funds International Fund - Class 2
2011	10.681	9.093	15	11.855	10.118	22	10.813	9.234	7
2012	9.093	10.609	25	10.118	11.835	36	9.234	10.806	6
2013	10.609	12.769	26	11.835	14.280	47	10.806	13.046	6
2014	12.769	12.301	30	14.280	13.791	48	13.046	12.605	6
2015	12.301	11.621	28	13.791	13.062	40	12.605	11.944	6
2016	11.621	11.906	26	13.062	13.415	40	11.944	12.274	6
2017	11.906	15.569	18	13.415	17.586	35	12.274	16.098	5
2018	15.569	13.383	18	17.586	15.155	33	16.098	13.879	5
2019	13.383	16.274	16	15.155	18.474	31	13.879	16.928	5
2020	16.274	18.354	16	18.474	20.888	31	16.928	19.149	5

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2011	12.613	12.027	5	11.045	10.558	13	N/A	N/A	N/A
2012	12.027	13.087	4	10.558	11.518	20	N/A	N/A	N/A
2013	13.087	14.817	4	11.518	13.073	17	N/A	N/A	N/A
2014	14.817	14.946	4	13.073	13.219	21	N/A	N/A	N/A
2015	14.946	14.642	4	13.219	12.983	18	N/A	N/A	N/A
2016	14.642	15.040	4	12.983	13.369	17	N/A	N/A	N/A
2017	15.040	16.923	4	13.369	15.081	16	N/A	N/A	N/A
2018	16.923	15.477	4	15.081	13.827	16	N/A	N/A	N/A
2019	15.477	18.035	4	13.827	16.152	15	N/A	N/A	N/A
2020	18.035	21.542	3	16.152	19.342	14	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	13.504	14.185	23	10.337	10.886	39	13.672	14.405	4
2012	14.185	15.002	29	10.886	11.542	55	14.405	15.280	4
2013	15.002	14.635	33	11.542	11.287	66	15.280	14.950	4
2014	14.635	15.203	33	11.287	11.755	60	14.950	15.578	4
2015	15.203	14.843	32	11.755	11.505	57	15.578	15.254	4
2016	14.843	15.170	31	11.505	11.788	68	15.254	15.638	4
2017	15.170	15.746	27	11.788	12.266	71	15.638	16.280	4
2018	15.746	15.226	25	12.266	11.890	64	16.280	15.789	4
2019	15.226	16.586	26	11.890	12.985	62	15.789	17.251	2
2020	16.586	18.167	25	12.985	14.259	61	17.251	18.953	2
Delaware VIP® Emerging Markets Series - Service Class
2011	11.844	9.377	6	12.427	9.861	17	11.973	9.507	7
2012	9.377	10.596	6	9.861	11.170	13	9.507	10.775	7
2013	10.596	11.519	6	11.170	12.174	9	10.775	11.748	7
2014	11.519	10.456	5	12.174	11.079	14	11.748	10.697	7
2015	10.456	8.818	5	11.079	9.367	14	10.697	9.048	8
2016	8.818	9.920	2	9.367	10.563	15	9.048	10.209	5
2017	9.920	13.765	2	10.563	14.695	13	10.209	14.209	4
2018	13.765	11.439	2	14.695	12.241	12	14.209	11.843	5
2019	11.439	13.838	2	12.241	14.846	11	11.843	14.370	5
2020	13.838	17.074	1*	14.846	18.364	10	14.370	17.784	4
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.704	11.878	29	10.162	10.339	71	11.848	12.060	17
2012	11.878	12.051	43	10.339	10.515	126	12.060	12.272	18
2013	12.051	11.766	51	10.515	10.293	153	12.272	12.019	17
2014	11.766	11.812	52	10.293	10.358	147	12.019	12.101	17
2015	11.812	11.762	50	10.358	10.340	125	12.101	12.086	17
2016	11.762	11.841	49	10.340	10.436	121	12.086	12.204	17
2017	11.841	11.942	45	10.436	10.551	128	12.204	12.345	16
2018	11.942	11.823	42	10.551	10.473	115	12.345	12.259	15
2019	11.823	12.261	42	10.473	10.888	116	12.259	12.751	13
2020	12.261	12.633	43	10.888	11.246	117	12.751	13.177	14

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® REIT Series - Service Class
2011	8.410	9.206	2	11.046	12.121	1*	N/A	N/A	N/A
2012	9.206	10.622	1*	12.121	14.021	1*	N/A	N/A	N/A
2013	10.622	10.714	1*	14.021	14.177	1*	N/A	N/A	N/A
2014	10.714	13.689	1*	14.177	18.159	1*	N/A	N/A	N/A
2015	13.689	14.024	1*	18.159	18.649	1*	N/A	N/A	N/A
2016	14.024	14.656	1*	18.649	19.539	2	N/A	N/A	N/A
2017	14.656	14.686	1*	19.539	19.629	2	N/A	N/A	N/A
2018	14.686	13.440	1*	19.629	18.009	2	N/A	N/A	N/A
2019	13.440	16.824	1*	18.009	22.600	2	N/A	N/A	N/A
2020	16.824	14.876	1*	22.600	20.033	2	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2011	11.724	11.417	1*	11.757	11.477	11	11.813	11.538	6
2012	11.417	12.840	1*	11.477	12.938	7	11.538	13.013	6
2013	12.840	16.924	1*	12.938	17.093	4	13.013	17.200	5
2014	16.924	17.688	1*	17.093	17.909	3	17.200	18.031	5
2015	17.688	16.373	1*	17.909	16.618	3	18.031	16.740	4
2016	16.373	21.238	1*	16.618	21.611	3	16.740	21.779	3
2017	21.238	23.490	1*	21.611	23.959	3	21.779	24.158	3
2018	23.490	19.305	1*	23.959	19.741	2	24.158	19.915	3
2019	19.305	24.396	1*	19.741	25.013	2	19.915	25.245	3
2020	24.396	23.616	1*	25.013	24.273	2	25.245	24.511	3
Delaware VIP® Smid Cap Core Series - Service Class
2011	N/A	N/A	N/A	12.217	13.077	2	N/A	N/A	N/A
2012	12.848	13.535	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.535	18.882	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	18.882	19.221	1*	19.165	20.501	1*	N/A	N/A	N/A
2015	19.221	20.411	1*	20.501	21.824	1*	N/A	N/A	N/A
2016	20.411	21.816	1*	21.824	23.385	4	N/A	N/A	N/A
2017	21.816	25.557	1*	23.385	27.463	3	N/A	N/A	N/A
2018	25.557	22.153	1*	27.463	23.865	4	N/A	N/A	N/A
2019	22.153	28.336	1*	23.865	30.601	4	N/A	N/A	N/A
2020	28.336	31.051	1*	30.601	33.617	4	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2011	9.981	10.618	14	11.475	12.238	26	10.105	10.782	8
2012	10.618	12.184	18	12.238	14.078	35	10.782	12.409	8
2013	12.184	16.209	17	14.078	18.776	38	12.409	16.558	6
2014	16.209	18.042	17	18.776	20.952	33	16.558	18.487	6
2015	18.042	18.761	15	20.952	21.840	31	18.487	19.280	5
2016	18.761	17.545	15	21.840	20.476	31	19.280	18.085	6
2017	17.545	22.241	13	20.476	26.022	29	18.085	22.994	7
2018	22.241	21.284	12	26.022	24.964	24	22.994	22.071	6
2019	21.284	26.723	11	24.964	31.422	23	22.071	27.794	3
2020	26.723	37.996	9	31.422	44.790	20	27.794	39.638	2
Delaware VIP® Value Series - Service Class
2011	N/A	N/A	N/A	11.318	12.266	1*	N/A	N/A	N/A
2012	9.458	10.519	3	12.266	13.925	1*	N/A	N/A	N/A
2013	10.519	13.883	3	13.925	18.425	2	N/A	N/A	N/A
2014	13.883	15.620	2	18.425	20.782	2	N/A	N/A	N/A
2015	15.620	15.358	2	20.782	20.484	1*	N/A	N/A	N/A
2016	15.358	17.374	2	20.484	23.231	1*	N/A	N/A	N/A
2017	17.374	19.519	2	23.231	26.166	1*	N/A	N/A	N/A
2018	19.519	18.736	2	26.166	25.180	1*	N/A	N/A	N/A
2019	18.736	22.175	1*	25.180	29.873	1*	N/A	N/A	N/A
2020	22.175	21.973	1*	29.873	29.673	1*	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.298	11.574	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.574	11.854	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	10.259	9.869	22	11.376	10.971	27	10.386	10.021	5
2012	9.869	11.342	18	10.971	12.640	26	10.021	11.552	5
2013	11.342	14.698	16	12.640	16.421	20	11.552	15.015	4
2014	14.698	16.240	15	16.421	18.189	18	15.015	16.639	4
2015	16.240	16.137	14	18.189	18.119	14	16.639	16.584	4
2016	16.137	17.203	12	18.119	19.364	16	16.584	17.732	4
2017	17.203	20.698	9	19.364	23.356	14	17.732	21.399	3
2018	20.698	19.122	7	23.356	21.632	12	21.399	19.829	3
2019	19.122	24.840	7	21.632	28.171	11	19.829	25.836	3
2020	24.840	32.012	6	28.171	36.395	9	25.836	33.395	2
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	15.840	17.449	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	17.449	23.276	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	23.276	22.931	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	22.931	30.404	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	30.404	43.190	1*	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	12.147	10.715	8	11.862	10.490	21	12.297	10.880	7
2012	10.715	12.148	8	10.490	11.922	18	10.880	12.372	6
2013	12.148	16.333	7	11.922	16.070	17	12.372	16.684	6
2014	16.333	17.137	8	16.070	16.903	17	16.684	17.558	6
2015	17.137	16.682	7	16.903	16.495	16	17.558	17.143	5
2016	16.682	18.476	5	16.495	18.315	16	17.143	19.044	4
2017	18.476	22.038	4	18.315	21.901	15	19.044	22.786	4
2018	22.038	18.586	4	21.901	18.517	14	22.786	19.272	3
2019	18.586	22.654	4	18.517	22.626	14	19.272	23.560	3
2020	22.654	26.422	4	22.626	26.456	14	23.560	27.562	3
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	10.899	11.042	14	10.947	11.119	5	N/A	N/A	N/A
2012	11.042	12.310	12	11.119	12.426	9	N/A	N/A	N/A
2013	12.310	13.879	12	12.426	14.046	9	N/A	N/A	N/A
2014	13.879	14.368	12	14.046	14.577	8	N/A	N/A	N/A
2015	14.368	13.215	11	14.577	13.441	6	N/A	N/A	N/A
2016	13.215	14.911	8	13.441	15.203	6	N/A	N/A	N/A
2017	14.911	16.182	8	15.203	16.541	6	N/A	N/A	N/A
2018	16.182	15.324	7	16.541	15.703	6	N/A	N/A	N/A
2019	15.324	17.599	5	15.703	18.080	5	N/A	N/A	N/A
2020	17.599	17.536	6	18.080	18.060	6	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	8.968	8.782	46	10.812	10.614	50	9.079	8.918	16
2012	8.782	9.928	55	10.614	12.029	66	8.918	10.112	15
2013	9.928	12.601	52	12.029	15.306	68	10.112	12.873	12
2014	12.601	13.358	53	15.306	16.265	63	12.873	13.686	12
2015	13.358	12.565	51	16.265	15.339	58	13.686	12.914	12
2016	12.565	14.431	42	15.339	17.660	53	12.914	14.875	11
2017	14.431	15.472	34	17.660	18.982	52	14.875	15.996	11
2018	15.472	13.923	31	18.982	17.124	46	15.996	14.438	10
2019	13.923	16.887	30	17.124	20.822	45	14.438	17.564	8
2020	16.887	15.868	33	20.822	19.614	50	17.564	16.554	9
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.988	11.320	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.320	12.451	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.451	14.555	1*	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American International Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2011	N/A	N/A	N/A	11.628	12.000	1*	N/A	N/A	N/A
2012	11.737	12.749	1*	12.000	14.075	1*	N/A	N/A	N/A
2013	12.749	17.670	1*	14.075	19.555	1*	N/A	N/A	N/A
2014	17.670	18.335	1*	19.555	20.340	2	N/A	N/A	N/A
2015	18.335	17.278	1*	20.340	19.215	6	N/A	N/A	N/A
2016	17.278	18.050	1*	19.215	20.124	7	N/A	N/A	N/A
2017	18.050	22.725	1*	20.124	25.402	7	N/A	N/A	N/A
2018	22.725	21.601	1*	25.402	24.208	6	N/A	N/A	N/A
2019	21.601	29.154	1*	24.208	32.753	6	N/A	N/A	N/A
2020	29.154	38.684	1*	32.753	43.565	6	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.659	12.506	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.506	14.629	8	N/A	N/A	N/A
2014	11.642	11.984	1*	14.629	14.981	7	N/A	N/A	N/A
2015	11.984	11.255	1*	14.981	14.104	4	N/A	N/A	N/A
2016	11.255	12.438	1*	14.104	15.626	8	N/A	N/A	N/A
2017	12.438	14.294	1*	15.626	18.003	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.003	16.407	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.407	19.254	5	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.254	19.266	5	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.477	6.740	2	11.709	10.582	4	N/A	N/A	N/A
2012	6.740	8.296	1*	10.582	13.058	4	N/A	N/A	N/A
2013	8.296	8.459	1*	13.058	13.348	4	N/A	N/A	N/A
2014	8.459	9.509	1*	13.348	15.042	4	N/A	N/A	N/A
2015	9.509	9.272	1*	15.042	14.704	3	N/A	N/A	N/A
2016	9.272	9.261	1*	14.704	14.723	3	N/A	N/A	N/A
2017	9.261	10.135	1*	14.723	16.152	3	N/A	N/A	N/A
2018	10.135	9.169	1*	16.152	14.650	3	N/A	N/A	N/A
2019	9.169	11.306	1*	14.650	18.109	3	N/A	N/A	N/A
2020	11.306	10.914	2	18.109	17.525	3	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.134	11.219	3	10.150	11.265	7	N/A	N/A	N/A
2012	11.219	11.795	4	11.265	11.873	12	N/A	N/A	N/A
2013	11.795	10.670	5	11.873	10.769	18	N/A	N/A	N/A
2014	10.670	10.863	5	10.769	10.991	16	N/A	N/A	N/A
2015	10.863	10.426	5	10.991	10.575	9	N/A	N/A	N/A
2016	10.426	10.660	5	10.575	10.839	9	N/A	N/A	N/A
2017	10.660	10.752	5	10.839	10.961	9	N/A	N/A	N/A
2018	10.752	10.643	5	10.961	10.876	10	N/A	N/A	N/A
2019	10.643	11.124	3	10.876	11.396	10	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.324	15.385	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.385	15.025	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.025	18.753	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.753	17.758	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	17.758	21.076	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	21.076	25.823	1*	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.805	12.724	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.724	15.809	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.809	15.704	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.704	19.410	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.410	24.532	1*	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.579	10.763	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.763	12.879	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.879	12.375	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.375	14.601	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	14.601	16.578	1*	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	12.519	13.287	67	10.322	10.984	140	12.674	13.493	30
2012	13.287	13.968	91	10.984	11.575	228	13.493	14.227	30
2013	13.968	13.457	106	11.575	11.179	252	14.227	13.747	30
2014	13.457	14.063	107	11.179	11.712	251	13.747	14.409	30
2015	14.063	13.920	101	11.712	11.623	233	14.409	14.306	29
2016	13.920	14.101	90	11.623	11.803	235	14.306	14.535	25
2017	14.101	14.513	78	11.803	12.178	244	14.535	15.005	27
2018	14.513	14.192	72	12.178	11.938	219	15.005	14.717	26
2019	14.192	15.283	68	11.938	12.889	214	14.717	15.896	18
2020	15.283	16.558	66	12.889	13.998	207	15.896	17.274	18
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	10.075	9.921	2	10.091	9.961	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.961	10.273	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.273	10.243	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.243	10.198	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.198	10.018	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.018	10.138	11	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.138	10.286	11	N/A	N/A	N/A
2018	10.095	9.987	1*	10.286	10.206	12	N/A	N/A	N/A
2019	9.987	10.309	1*	10.206	10.565	12	N/A	N/A	N/A
2020	10.309	10.314	1*	10.565	10.598	13	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	11.779	11.039	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.039	12.543	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.543	16.589	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.589	17.650	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	17.650	17.494	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.494	20.823	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.823	24.239	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	24.239	20.428	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	20.428	26.338	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	26.338	26.170	4	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.673	10.553	4	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.553	14.121	3	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.121	16.041	3	N/A	N/A	N/A	N/A	N/A	N/A
2015	16.041	15.713	3	N/A	N/A	N/A	N/A	N/A	N/A
2016	15.713	16.523	3	N/A	N/A	N/A	N/A	N/A	N/A
2017	16.523	19.583	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	19.583	18.431	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	18.431	23.986	3	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.053	9.714	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.714	9.802	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.802	12.237	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.237	10.163	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.163	11.747	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.747	10.878	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.845	14.546	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.546	17.153	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.153	15.652	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.652	18.521	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	18.521	21.130	1*	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	10.286	10.380	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.380	10.629	2	10.647	10.672	2	N/A	N/A	N/A
2013	10.629	10.202	12	10.672	10.269	7	N/A	N/A	N/A
2014	10.202	10.539	12	10.269	10.634	5	N/A	N/A	N/A
2015	10.539	10.435	11	10.634	10.556	4	N/A	N/A	N/A
2016	10.435	10.516	11	10.556	10.665	4	N/A	N/A	N/A
2017	10.516	10.686	11	10.665	10.864	4	N/A	N/A	N/A
2018	10.686	10.533	11	10.864	10.736	10	N/A	N/A	N/A
2019	10.533	11.174	10	10.736	11.418	9	N/A	N/A	N/A
2020	11.174	11.657	10	11.418	11.940	8	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.923	10.974	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.974	11.564	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.564	13.608	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.608	12.665	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.665	15.029	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.029	17.868	1*	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	8.035	7.686	2	11.269	10.806	3	N/A	N/A	N/A
2012	7.686	9.196	2	10.806	12.962	4	N/A	N/A	N/A
2013	9.196	10.887	1*	12.962	15.383	4	N/A	N/A	N/A
2014	10.887	10.533	1*	15.383	14.920	26	N/A	N/A	N/A
2015	10.533	9.562	1*	14.920	13.579	25	N/A	N/A	N/A
2016	9.562	9.667	1*	13.579	13.762	25	N/A	N/A	N/A
2017	9.667	11.585	1*	13.762	16.533	22	N/A	N/A	N/A
2018	11.585	10.391	1*	16.533	14.866	18	N/A	N/A	N/A
2019	10.391	11.570	1*	14.866	16.592	17	N/A	N/A	N/A
2020	11.570	12.868	1*	16.592	18.498	15	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.679	9.444	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.444	10.395	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.395	11.428	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.428	10.565	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.565	12.123	1*	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	10.761	11.041	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.041	12.002	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.002	13.035	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.035	13.633	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.633	13.222	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.222	13.740	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.740	15.024	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.024	14.206	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.206	16.167	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.167	17.131	1*	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.236	11.119	65	N/A	N/A	N/A
2012	10.592	10.963	3	11.119	12.010	180	N/A	N/A	N/A
2013	10.963	12.287	33	12.010	13.494	276	11.383	12.552	9
2014	12.287	12.548	33	13.494	13.816	335	12.552	12.857	9
2015	12.548	11.929	51	13.816	13.167	346	12.857	12.260	8
2016	11.929	12.334	50	13.167	13.648	277	12.260	12.714	8
2017	12.334	14.078	49	13.648	15.617	269	N/A	N/A	N/A
2018	14.078	13.017	48	15.617	14.476	281	N/A	N/A	N/A
2019	13.017	14.886	47	14.476	16.596	267	N/A	N/A	N/A
2020	14.886	15.554	46	16.596	17.385	253	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Income Fund - Service Class
2011	11.598	11.571	6	10.746	10.749	11	N/A	N/A	N/A
2012	11.571	12.301	6	10.749	11.455	17	N/A	N/A	N/A
2013	12.301	11.800	7	11.455	11.016	17	N/A	N/A	N/A
2014	11.800	11.873	7	11.016	11.112	17	N/A	N/A	N/A
2015	11.873	11.482	7	11.112	10.773	11	N/A	N/A	N/A
2016	11.482	11.392	7	10.773	10.715	13	N/A	N/A	N/A
2017	11.392	11.813	8	10.715	11.139	13	N/A	N/A	N/A
2018	11.813	11.882	7	11.139	11.232	10	N/A	N/A	N/A
2019	11.882	12.519	7	11.232	11.864	10	N/A	N/A	N/A
2020	12.519	13.196	7	11.864	12.536	9	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.057	11.069	8	N/A	N/A	N/A
2012	11.342	11.978	9	11.069	12.004	94	N/A	N/A	N/A
2013	11.978	13.225	21	12.004	13.288	158	N/A	N/A	N/A
2014	13.225	13.595	23	13.288	13.694	212	N/A	N/A	N/A
2015	13.595	12.967	23	13.694	13.093	248	N/A	N/A	N/A
2016	12.967	13.354	22	13.093	13.518	238	N/A	N/A	N/A
2017	13.354	15.070	21	13.518	15.293	240	N/A	N/A	N/A
2018	15.070	14.067	16	15.293	14.311	206	N/A	N/A	N/A
2019	14.067	15.971	15	14.311	16.288	199	N/A	N/A	N/A
2020	15.971	16.726	15	16.288	17.101	188	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.257	10.657	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.657	11.708	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.708	10.555	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.555	11.559	1*	N/A	N/A	N/A
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.060	12.204	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.204	12.947	1*	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan High Yield Fund - Service Class
2011	10.842	11.001	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.001	12.478	3	11.540	12.561	2	N/A	N/A	N/A
2013	12.478	13.126	4	12.561	13.246	2	N/A	N/A	N/A
2014	13.126	13.324	5	13.246	13.480	5	N/A	N/A	N/A
2015	13.324	12.635	4	13.480	12.815	4	N/A	N/A	N/A
2016	12.635	14.125	4	12.815	14.362	5	N/A	N/A	N/A
2017	14.125	14.888	4	14.362	15.175	5	N/A	N/A	N/A
2018	14.888	14.276	3	15.175	14.588	5	N/A	N/A	N/A
2019	14.276	15.920	3	14.588	16.309	5	N/A	N/A	N/A
2020	15.920	16.588	3	16.309	17.036	5	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.275	8.994	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.588	16.083	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.083	14.684	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.684	15.983	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.983	18.140	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.140	15.833	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.833	18.199	4	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.441	7.509	7	12.376	11.037	13	8.533	7.613	5
2012	7.509	8.851	6	11.037	13.042	12	7.613	9.001	5
2013	8.851	9.925	6	13.042	14.661	17	9.001	10.124	4
2014	9.925	9.302	8	14.661	13.775	17	10.124	9.516	4
2015	9.302	9.301	7	13.775	13.808	11	9.516	9.544	5
2016	9.301	9.333	7	13.808	13.890	14	9.544	9.606	5
2017	9.333	12.148	6	13.890	18.125	11	9.606	12.541	4
2018	12.148	11.004	6	18.125	16.459	11	12.541	11.394	3
2019	11.004	13.856	5	16.459	20.777	10	11.394	14.390	1*
2020	13.856	15.665	5	20.777	23.548	10	14.390	16.317	1*
LVIP MFS Value Fund - Service Class
2011	8.564	8.445	51	10.915	10.790	61	8.658	8.563	19
2012	8.445	9.697	67	10.790	12.421	93	8.563	9.862	17
2013	9.697	13.014	61	12.421	16.712	95	9.862	13.275	13
2014	13.014	14.196	60	16.712	18.275	85	13.275	14.524	13
2015	14.196	13.936	56	18.275	17.986	79	14.524	14.301	12
2016	13.936	15.691	47	17.986	20.301	75	14.301	16.151	10
2017	15.691	18.219	39	20.301	23.630	71	16.151	18.809	10
2018	18.219	16.186	36	23.630	21.046	64	18.809	16.760	9
2019	16.186	20.744	33	21.046	27.041	60	16.760	21.544	5
2020	20.744	21.225	34	27.041	27.737	62	21.544	22.110	5

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.206	8.929	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.929	10.742	5	13.168	14.309	13	10.096	10.974	5
2014	10.742	10.335	7	14.309	13.802	12	10.974	10.590	5
2015	10.335	9.817	7	13.802	13.142	13	10.590	10.089	5
2016	9.817	10.079	7	13.142	13.527	12	10.089	10.390	6
2017	10.079	12.074	6	13.527	16.243	11	10.390	12.482	5
2018	12.074	10.548	5	16.243	14.228	11	12.482	10.939	4
2019	10.548	12.312	5	14.228	16.649	11	10.939	12.807	2
2020	12.312	11.548	6	16.649	15.655	12	12.807	12.049	2
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.148	10.167	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.167	10.230	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.230	10.240	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.240	10.474	7	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.474	10.789	7	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.202	12.302	1*	10.886	11.134	13	N/A	N/A	N/A
2013	12.302	11.831	1*	11.134	10.735	14	N/A	N/A	N/A
2014	11.831	12.350	1*	10.735	11.234	14	N/A	N/A	N/A
2015	12.350	12.221	1*	11.234	11.144	12	N/A	N/A	N/A
2016	12.221	12.339	1*	11.144	11.280	14	N/A	N/A	N/A
2017	12.339	12.566	1*	11.280	11.517	15	N/A	N/A	N/A
2018	12.566	12.363	1*	11.517	11.360	17	N/A	N/A	N/A
2019	12.363	13.209	1*	11.360	12.167	17	N/A	N/A	N/A
2020	13.209	14.015	1*	12.167	12.942	17	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.986	11.375	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.375	12.052	5	N/A	N/A	N/A
2014	12.040	12.448	16	12.052	12.587	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.587	12.224	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.224	12.923	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.923	14.029	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.029	13.186	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.186	14.829	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	14.829	16.093	3	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.994	10.925	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.925	10.321	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	10.321	11.179	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	11.179	13.635	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	13.635	11.409	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	11.409	12.998	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	12.998	12.305	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2011	9.155	9.055	1*	11.033	10.941	17	N/A	N/A	N/A
2012	9.055	9.936	3	10.941	12.035	24	N/A	N/A	N/A
2013	9.936	10.769	3	12.035	13.077	19	N/A	N/A	N/A
2014	10.769	11.052	3	13.077	13.454	18	N/A	N/A	N/A
2015	11.052	10.199	3	13.454	12.446	17	N/A	N/A	N/A
2016	10.199	10.633	3	12.446	13.008	5	N/A	N/A	N/A
2017	10.633	12.051	3	13.008	14.780	5	N/A	N/A	N/A
2018	12.051	10.922	3	14.780	13.430	2	N/A	N/A	N/A
2019	10.922	12.480	3	13.430	15.383	2	N/A	N/A	N/A
2020	12.480	13.184	3	15.383	16.291	2	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.625	10.303	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.167	13.792	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.792	16.593	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.593	17.710	1*	N/A	N/A	N/A
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.460	8.424	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	8.424	10.361	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.361	9.002	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.002	10.582	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.582	10.370	1*	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.193	16.653	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.653	19.236	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.299	11.585	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.585	13.883	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.883	13.100	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.100	15.707	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.707	17.996	1*	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.723	11.594	7	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.594	12.871	7	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.871	13.265	7	N/A	N/A	N/A	N/A	N/A	N/A
2015	13.265	12.902	6	N/A	N/A	N/A	N/A	N/A	N/A
2016	12.902	13.581	6	N/A	N/A	N/A	N/A	N/A	N/A
2017	13.581	15.356	6	N/A	N/A	N/A	N/A	N/A	N/A
2018	15.356	14.207	6	15.707	14.509	3	15.655	14.571	4
2019	14.207	16.581	5	14.509	16.976	2	14.571	17.056	2
2020	16.581	18.630	5	16.976	19.122	2	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.999	11.427	9	11.046	11.497	3	N/A	N/A	N/A
2013	11.427	12.725	12	11.497	12.835	6	N/A	N/A	N/A
2014	12.725	13.259	12	12.835	13.406	6	N/A	N/A	N/A
2015	13.259	12.734	12	13.406	12.908	5	N/A	N/A	N/A
2016	12.734	13.736	11	12.908	13.958	5	N/A	N/A	N/A
2017	13.736	15.340	11	13.958	15.628	5	N/A	N/A	N/A
2018	15.340	14.063	11	15.628	14.363	5	N/A	N/A	N/A
2019	14.063	16.182	10	14.363	16.568	5	N/A	N/A	N/A
2020	16.182	17.548	10	16.568	18.012	5	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	8.755	8.802	4	11.105	11.192	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.192	12.808	1*	N/A	N/A	N/A
2013	11.773	13.093	1*	12.808	16.731	1*	N/A	N/A	N/A
2014	13.093	14.659	1*	16.731	18.779	1*	N/A	N/A	N/A
2015	14.659	14.640	1*	18.779	18.800	1*	N/A	N/A	N/A
2016	14.640	16.150	1*	18.800	20.792	1*	N/A	N/A	N/A
2017	16.150	19.380	1*	20.792	25.012	1*	N/A	N/A	N/A
2018	19.380	18.240	1*	25.012	23.603	1*	N/A	N/A	N/A
2019	18.240	23.622	1*	23.603	30.643	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	30.643	35.791	1*	N/A	N/A	N/A
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	22.361	18.021	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.021	21.367	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	21.367	22.409	1*	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.212	9.884	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.884	11.286	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.286	12.750	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.750	11.464	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.464	12.997	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.997	14.580	2	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	N/A	N/A	N/A	11.508	11.200	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.200	13.113	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.113	18.043	1*	N/A	N/A	N/A
2014	14.532	15.532	1*	18.043	19.410	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.410	21.267	4	N/A	N/A	N/A
2016	15.102	16.983	1*	21.267	21.339	4	N/A	N/A	N/A
2017	16.983	22.420	1*	21.339	28.232	4	N/A	N/A	N/A
2018	22.420	21.884	1*	28.232	27.625	4	N/A	N/A	N/A
2019	21.884	28.313	1*	27.625	35.827	4	N/A	N/A	N/A
2020	28.313	38.140	1*	35.827	48.381	3	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	N/A	N/A	N/A	11.947	11.364	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.364	13.079	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.079	17.446	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.446	19.264	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.264	19.463	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.463	20.715	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.715	25.572	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.572	24.529	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	24.529	33.351	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	33.351	43.463	3	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.899	9.854	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.854	11.237	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.237	10.605	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.605	12.297	10	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.297	13.204	9	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.366	9.397	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.397	10.709	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.709	13.832	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.832	15.359	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.359	15.152	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.152	16.813	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.813	19.994	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.994	18.809	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.809	24.251	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	24.251	28.756	4	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.438	10.457	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.457	13.277	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.277	11.205	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.205	13.551	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.551	14.869	1*	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth Fund - Service Class
2011	9.680	8.694	15	11.665	10.503	30	9.786	8.815	10
2012	8.694	10.218	22	10.503	12.375	43	8.815	10.392	9
2013	10.218	13.717	20	12.375	16.655	45	10.392	13.993	7
2014	13.717	15.080	21	16.655	18.355	39	13.993	15.429	7
2015	15.080	16.288	18	18.355	19.875	35	15.429	16.715	6
2016	16.288	16.094	17	19.875	19.687	34	16.715	16.565	6
2017	16.094	21.583	13	19.687	26.468	30	16.565	22.282	6
2018	21.583	21.593	11	26.468	26.547	25	22.282	22.359	4
2019	21.593	30.136	10	26.547	37.141	23	22.359	31.298	2
2020	30.136	42.546	8	37.141	52.568	19	31.298	44.320	2
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.723	7.808	1*	11.616	10.423	1*	N/A	N/A	N/A
2012	7.808	9.566	1*	10.423	12.802	1*	N/A	N/A	N/A
2013	9.566	12.669	1*	12.802	16.995	1*	N/A	N/A	N/A
2014	12.669	13.543	1*	16.995	18.211	1*	N/A	N/A	N/A
2015	13.543	13.167	1*	18.211	17.748	1*	N/A	N/A	N/A
2016	13.167	14.696	1*	17.748	19.858	4	N/A	N/A	N/A
2017	14.696	16.455	1*	19.858	22.293	4	N/A	N/A	N/A
2018	16.455	13.882	1*	22.293	18.851	4	N/A	N/A	N/A
2019	13.882	17.897	1*	18.851	24.361	4	N/A	N/A	N/A
2020	17.897	17.981	1*	24.361	24.535	4	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	9.807	9.650	1*	11.375	11.221	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.221	13.033	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.033	17.648	1*	N/A	N/A	N/A
2014	15.654	16.241	1*	17.648	19.028	1*	N/A	N/A	N/A
2015	16.241	17.245	1*	19.028	20.255	1*	N/A	N/A	N/A
2016	17.245	17.436	1*	20.255	20.531	5	N/A	N/A	N/A
2017	17.436	22.620	1*	20.531	26.699	5	N/A	N/A	N/A
2018	22.620	22.925	1*	26.699	27.125	4	N/A	N/A	N/A
2019	22.925	31.252	1*	27.125	37.075	4	N/A	N/A	N/A
2020	31.252	40.683	1*	37.075	48.378	3	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	15.650	15.974	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.974	17.753	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.753	16.581	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.581	19.757	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.757	21.466	1*	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.134	10.187	2	10.697	10.780	3	N/A	N/A	N/A
2012	10.187	11.183	2	10.780	11.863	3	N/A	N/A	N/A
2013	11.183	12.410	2	11.863	13.178	3	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2011	11.915	12.557	4	11.672	12.332	1*	N/A	N/A	N/A
2012	12.557	14.068	6	12.332	13.850	2	N/A	N/A	N/A
2013	14.068	16.735	6	13.850	16.518	2	N/A	N/A	N/A
2014	16.735	18.625	4	16.518	18.429	2	N/A	N/A	N/A
2015	18.625	15.710	5	18.429	15.584	1*	N/A	N/A	N/A
2016	15.710	17.293	5	15.584	17.197	1*	N/A	N/A	N/A
2017	17.293	19.593	4	17.197	19.540	1*	N/A	N/A	N/A
2018	19.593	19.545	3	19.540	19.541	1*	N/A	N/A	N/A
2019	19.545	24.138	2	19.541	24.193	1*	N/A	N/A	N/A
2020	24.138	25.229	2	24.193	25.350	1*	N/A	N/A	N/A

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	15.425	14.112	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	14.112	14.681	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.681	12.390	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.390	9.977	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	9.977	7.339	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	7.339	8.343	1*	7.260	7.283	1*	N/A	N/A	N/A
2017	8.343	8.425	1*	7.283	7.373	1*	N/A	N/A	N/A
2018	8.425	7.153	1*	7.373	6.280	1*	N/A	N/A	N/A
2019	7.153	7.882	1*	6.280	6.936	1*	N/A	N/A	N/A
2020	7.882	7.895	1*	6.936	6.966	1*	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	10.074	9.944	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix C—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased as part of a Fee-Based Financial Plan on or after June 30, 2010 and prior to May 22, 2017 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Growth and Income(1)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value(2)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	16.046	16.603	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.603	17.926	1*	18.148	18.286	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.065	21.236	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.236	23.811	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	23.811	20.034	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

American Funds Global Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

BlackRock Global Allocation V.I. Fund - Class III
2011	N/A	N/A	N/A	12.695	12.153	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.153	13.278	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.278	15.094	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.094	15.286	36	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.286	15.035	36	13.233	13.129	1*
2016	N/A	N/A	N/A	15.035	15.506	3	13.129	13.547	1*
2017	N/A	N/A	N/A	15.506	17.517	3	13.547	15.312	1*
2018	N/A	N/A	N/A	17.517	16.084	3	15.312	14.067	1*
2019	N/A	N/A	N/A	16.084	18.817	3	14.067	16.466	1*
2020	N/A	N/A	N/A	18.817	22.567	2	16.466	19.757	1*
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	11.016	10.704	1*	10.411	10.748	3	N/A	N/A	N/A
2016	10.704	11.575	1*	10.748	11.651	2	N/A	N/A	N/A
2017	11.575	12.910	1*	11.651	13.028	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.539	15.057	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.057	15.705	4	N/A	N/A	N/A
2015	15.490	15.048	2	15.705	15.394	8	N/A	N/A	N/A
2016	15.048	15.403	2	15.394	15.797	7	N/A	N/A	N/A
2017	15.403	16.012	2	15.797	16.462	8	N/A	N/A	N/A
2018	16.012	15.505	2	16.462	15.982	8	N/A	N/A	N/A
2019	15.505	16.916	2	15.982	17.479	8	N/A	N/A	N/A
2020	16.916	18.557	1*	17.479	19.222	8	N/A	N/A	N/A
Delaware VIP® Emerging Markets Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.397	11.632	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.632	10.575	1*	12.493	10.779	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	9.574	10.063	1*	9.790	10.308	2	N/A	N/A	N/A
2017	10.063	13.984	1*	10.308	14.362	1*	N/A	N/A	N/A
2018	13.984	11.638	1*	14.362	11.981	2	N/A	N/A	N/A
2019	11.638	14.100	1*	11.981	14.553	2	N/A	N/A	N/A
2020	14.100	17.424	1*	14.553	18.028	2	N/A	N/A	N/A
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.211	12.109	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.109	12.204	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.204	12.202	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.202	12.333	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.333	12.488	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.488	12.413	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.413	12.924	5	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.924	13.369	4	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

Delaware VIP® REIT Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	16.470	17.059	1*	13.928	17.296	1*	N/A	N/A	N/A
2014	17.059	17.856	1*	17.296	18.149	2	N/A	N/A	N/A
2015	17.856	16.552	1*	18.149	16.866	1*	N/A	N/A	N/A
2016	16.552	21.503	1*	16.866	21.965	1*	N/A	N/A	N/A
2017	21.503	23.816	1*	21.965	24.389	1*	N/A	N/A	N/A
2018	23.816	19.603	1*	24.389	20.124	1*	N/A	N/A	N/A
2019	19.603	24.814	1*	20.124	25.536	1*	23.004	25.495	1*
2020	24.814	24.056	1*	25.536	24.818	1*	25.495	24.797	1*
Delaware VIP® Smid Cap Core Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.658	19.426	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.426	19.854	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.854	21.166	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	21.166	22.715	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	22.715	26.716	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.716	23.251	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	28.027	31.194	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	31.194	34.341	1*
Delaware VIP® U.S. Growth Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	15.868	15.569	1*	16.201	15.927	3	N/A	N/A	N/A
2016	15.569	17.639	1*	15.927	18.090	2	N/A	N/A	N/A
2017	17.639	19.847	1*	18.090	20.405	2	N/A	N/A	N/A
2018	19.847	19.077	1*	20.405	19.665	2	N/A	N/A	N/A
2019	19.077	22.613	1*	19.665	23.366	2	N/A	N/A	N/A
2020	22.613	22.442	1*	23.366	23.246	2	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(3)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.276	14.856	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.856	16.439	1*	16.124	16.777	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	15.869	16.508	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.508	17.347	1*	17.539	17.701	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	17.701	17.299	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.299	19.252	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	19.252	23.052	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	23.052	19.519	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.722	14.842	34	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.842	13.706	34	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.706	15.527	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.527	16.918	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.918	16.087	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	17.408	18.431	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	18.431	18.448	1*
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.328	12.736	1*	11.961	12.964	1*	N/A	N/A	N/A
2014	12.736	13.521	1*	12.964	13.798	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.798	13.032	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.032	15.026	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.026	16.175	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.175	14.613	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.812	11.302	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.302	10.752	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	18.265	18.362	1*	18.508	18.616	1*	N/A	N/A	N/A
2016	18.362	18.241	1*	18.616	18.539	2	N/A	N/A	N/A
2017	18.241	23.680	1*	18.539	24.128	2	N/A	N/A	N/A
2018	23.680	21.263	1*	24.128	21.720	2	N/A	N/A	N/A
2019	21.263	28.402	1*	21.720	29.083	1*	N/A	N/A	N/A
2020	28.402	36.585	1*	29.083	37.559	1*	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.915	15.378	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.378	15.254	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.254	15.409	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.409	19.199	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.199	16.992	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.029	19.176	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.176	20.284	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	20.284	21.990	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.990	27.941	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	27.941	27.596	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP American Growth-Income Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.040	14.189	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.189	13.415	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.415	13.747	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.747	17.980	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.980	15.453	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	17.217	18.887	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	18.887	21.322	1*
LVIP Baron Growth Opportunities Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	17.278	17.855	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	17.855	18.588	1*	18.022	18.939	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.931	12.071	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.071	12.380	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.380	11.673	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.673	12.951	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.951	14.945	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.945	13.640	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.640	16.031	9	19.146	19.628	1*
2020	N/A	N/A	N/A	16.031	16.065	10	19.628	19.677	1*
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.383	10.048	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.048	9.471	5	N/A	N/A	N/A
2015	9.260	7.911	1*	9.471	7.977	10	N/A	N/A	N/A
2016	7.911	8.193	1*	7.977	8.458	6	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	9.839	10.471	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.471	10.345	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.345	9.800	11	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.800	9.980	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.980	11.185	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.185	10.272	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.272	11.861	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.861	13.012	5	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.345	11.544	1*	10.468	11.554	1*
2018	N/A	N/A	N/A	11.544	11.086	1*	11.554	11.101	1*
2019	N/A	N/A	N/A	11.086	12.958	1*	11.101	12.982	1*
2020	N/A	N/A	N/A	12.958	13.082	1*	12.982	13.113	1*
LVIP BlackRock Global Real Estate Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.292	8.546	1*	8.817	8.686	2	N/A	N/A	N/A
2014	8.546	9.622	1*	8.686	9.803	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.803	9.597	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.597	9.624	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.624	10.574	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.574	9.605	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	16.787	18.460	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	18.460	17.902	1*
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.823	10.827	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.827	11.067	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.067	10.664	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.664	10.947	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.947	11.087	3	10.999	11.129	1*
2018	N/A	N/A	N/A	11.087	11.017	3	11.129	11.065	1*
2019	N/A	N/A	N/A	11.017	11.562	3	11.065	11.617	1*
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	10.514	10.483	1	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.483	11.779	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.779	11.344	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.344	13.352	10	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.368	15.115	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.115	14.783	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.783	18.479	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.479	17.524	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	17.524	20.830	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	20.830	25.560	2	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.908	12.270	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.270	11.269	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.269	10.699	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.699	10.843	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.843	13.492	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.492	13.422	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.422	16.615	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.615	21.030	2	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.321	10.526	1*	N/A	N/A	N/A
2015	9.969	9.966	1*	10.526	10.015	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.015	10.811	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.811	12.954	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.954	12.466	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.466	14.730	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	14.730	16.750	1*	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	14.245	14.314	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.059	14.526	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.526	14.437	3	11.816	11.754	1*
2016	N/A	N/A	N/A	14.437	14.683	2	11.754	11.960	1*
2017	14.726	14.758	1*	14.683	15.172	6	11.960	12.365	1*
2018	14.758	14.453	1*	15.172	14.896	6	12.365	12.147	1*
2019	14.453	15.588	1*	14.896	16.106	5	12.147	13.140	1*
2020	15.588	16.913	1*	16.106	17.519	5	13.140	14.300	1*
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.189	10.203	1*	10.354	10.298	7	N/A	N/A	N/A
2014	10.203	10.148	2	10.298	10.269	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.269	10.103	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.103	10.239	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.239	10.404	11	10.306	10.444	2
2018	N/A	N/A	N/A	10.404	10.339	11	10.444	10.384	1*
2019	N/A	N/A	N/A	10.339	10.718	7	10.384	10.770	3
2020	N/A	N/A	N/A	10.718	10.768	6	10.770	10.825	3
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Delaware Social Awareness Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	9.603	11.037	1*	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.606	10.309	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.309	10.693	11	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.693	10.630	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.630	10.756	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.756	10.973	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.973	10.859	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.859	11.566	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.566	12.114	4	N/A	N/A	N/A
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.130	11.122	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.122	11.692	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.692	11.018	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.018	11.627	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.627	13.703	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.703	12.772	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.772	15.179	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.179	18.073	5	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.618	11.186	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.186	10.865	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.865	9.904	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.904	10.052	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.672	10.366	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.366	9.471	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.471	10.441	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.441	11.496	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.496	10.642	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.813	12.139	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.139	13.207	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.207	14.364	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.364	15.046	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.046	14.614	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.614	15.210	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.210	16.656	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.656	15.772	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.772	17.976	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.976	19.076	2	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.562	12.641	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.641	12.962	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.962	12.372	58	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.372	12.844	52	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.844	14.718	53	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.718	13.664	53	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.664	15.688	50	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.688	16.458	49	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.932	11.881	1*	12.267	12.020	3	N/A	N/A	N/A
2014	11.881	11.973	2	12.020	12.143	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.143	11.791	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.791	11.745	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.745	12.227	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.227	12.349	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.349	13.062	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.062	13.824	2	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.054	12.274	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.274	13.607	21	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.607	14.044	25	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.044	13.448	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.448	13.906	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.906	15.755	24	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.755	14.765	24	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.765	16.831	21	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.831	17.697	16	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.326	10.281	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.281	10.217	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.217	10.153	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.153	10.090	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.090	10.042	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.042	10.091	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.752	10.700	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.700	11.772	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.772	10.629	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.629	11.647	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.092	10.381	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.381	9.395	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.395	9.881	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.881	11.551	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.551	10.393	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.393	12.315	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.315	13.084	3	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.158	13.198	1*	13.030	13.318	1*	N/A	N/A	N/A
2014	13.198	13.418	2	13.318	13.574	5	N/A	N/A	N/A
2015	13.418	12.743	2	13.574	12.923	5	13.172	12.960	1*
2016	12.743	14.267	2	12.923	14.505	5	12.960	14.553	1*
2017	14.267	15.060	1*	14.505	15.350	2	14.553	15.414	1*
2018	15.060	14.463	1*	15.350	14.778	2	15.414	14.850	1*
2019	14.463	16.153	1*	14.778	16.546	2	14.850	16.634	1*
2020	16.153	16.856	1*	16.546	17.310	2	16.634	17.408	1*
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.380	12.710	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.710	13.618	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.618	12.452	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.452	13.575	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.575	15.430	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.430	13.487	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.487	15.526	5	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.861	9.306	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.306	9.234	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.234	9.032	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.032	11.540	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.540	10.497	7	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.497	13.147	7	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.147	13.355	6	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.322	9.590	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.590	9.628	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.628	9.700	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.700	12.676	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.676	11.528	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP MFS Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.177	13.363	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.363	14.635	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.635	14.425	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.425	16.307	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.307	19.009	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.009	16.955	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	24.020	27.563	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	27.563	28.327	1*
LVIP Mondrian International Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.725	10.676	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.676	10.181	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.181	10.496	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.496	12.622	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.622	11.073	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.989	9.960	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.960	10.035	4	10.048	10.044	1*
2016	N/A	N/A	N/A	10.035	10.206	3	10.044	10.220	1*
2017	N/A	N/A	N/A	10.206	10.285	3	10.220	10.305	1*
2018	N/A	N/A	N/A	10.285	10.311	3	10.305	10.337	1*
2019	N/A	N/A	N/A	10.311	10.563	3	10.337	10.595	1*
2020	N/A	N/A	N/A	10.563	10.896	3	10.595	10.934	1*
LVIP SSGA Bond Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.510	12.527	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.817	12.595	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.595	12.768	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.768	13.056	1*	11.460	11.694	1*
2018	N/A	N/A	N/A	13.056	12.896	1*	11.694	11.557	1*
2019	N/A	N/A	N/A	12.896	13.833	1*	11.557	12.403	1*
2020	N/A	N/A	N/A	13.833	14.737	1*	12.403	13.220	1*
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.793	12.115	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.115	12.670	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.670	12.323	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.323	13.047	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.047	14.185	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.185	13.351	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.351	15.037	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.037	16.343	1*	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.140	13.139	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.139	12.582	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.582	10.344	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.344	11.835	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.835	14.523	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.523	12.620	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	11.952	12.116	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	12.116	12.334	1*
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.404	11.080	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.080	11.417	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.417	10.577	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.577	11.072	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.072	12.599	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.599	11.465	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.465	13.152	8	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.152	13.950	8	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.077	8.854	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.854	8.462	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	8.462	10.421	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.421	9.068	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.068	10.674	7	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.674	10.476	7	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.408	11.039	1*	12.454	11.098	2	N/A	N/A	N/A
2019	11.039	13.729	1*	11.098	13.838	2	N/A	N/A	N/A
2020	13.729	15.362	1*	13.838	15.522	2	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	10.695	10.575	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.575	11.707	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.707	13.048	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.048	13.502	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.502	13.184	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.184	13.934	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.934	15.818	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.818	14.694	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.694	17.217	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.217	19.423	3	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.218	12.900	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.900	13.495	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.495	13.013	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.013	14.093	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.093	15.803	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.803	14.545	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.545	16.804	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.804	18.295	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.493	13.365	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.365	13.944	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.944	13.338	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.338	14.602	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.602	16.627	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.627	15.126	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.126	17.603	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.603	19.064	1*	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.312	19.013	1*
2016	N/A	N/A	N/A	15.596	16.814	1*	19.013	21.069	1*
2017	N/A	N/A	N/A	16.814	20.260	1*	21.069	25.397	1*
2018	N/A	N/A	N/A	20.260	19.142	1*	25.397	24.014	1*
2019	N/A	N/A	N/A	N/A	N/A	N/A	24.014	31.239	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	31.239	36.560	1*
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	16.795	16.402	1*
2016	N/A	N/A	N/A	13.723	16.357	1*	16.402	19.625	1*
2017	N/A	N/A	N/A	16.357	18.518	1*	19.625	22.223	1*
2018	N/A	N/A	N/A	18.518	16.267	1*	22.223	19.530	1*
2019	N/A	N/A	N/A	N/A	N/A	N/A	19.530	24.202	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	24.202	28.596	1*
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.589	11.219	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.219	10.964	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.964	9.923	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.923	11.348	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.348	12.838	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.838	11.561	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.561	13.126	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.126	14.747	6	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.085	14.619	1*	11.454	14.863	3	N/A	N/A	N/A
2014	14.619	15.711	1*	14.863	16.013	5	N/A	N/A	N/A
2015	15.711	17.197	1*	16.013	17.571	5	N/A	N/A	N/A
2016	17.197	17.238	1*	17.571	17.657	4	N/A	N/A	N/A
2017	17.238	22.783	1*	17.657	23.396	4	N/A	N/A	N/A
2018	22.783	22.271	1*	23.396	22.927	4	N/A	N/A	N/A
2019	22.271	28.855	1*	22.927	29.779	2	32.190	36.527	1*
2020	28.855	38.927	1*	29.779	40.275	1*	36.527	49.431	1*
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	20.022	19.684	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	19.684	20.992	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	20.992	25.964	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	25.964	24.954	1*
2019	N/A	N/A	N/A	N/A	N/A	N/A	24.954	33.999	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	33.999	44.395	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.205	11.297	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.297	10.683	2
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.683	12.412	2
2020	N/A	N/A	N/A	N/A	N/A	N/A	12.412	13.354	2
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.559	13.887	11	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.887	15.443	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.244	11.287	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.287	10.667	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.759	13.007	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.007	13.959	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.959	13.624	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.624	15.267	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.267	17.162	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.162	14.538	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	21.865	24.837	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	24.837	25.067	1*
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.811	18.044	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.044	23.494	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	23.494	23.900	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	14.971	15.137	1*	15.337	15.525	2	N/A	N/A	N/A
2017	15.137	16.807	1*	15.525	17.279	2	N/A	N/A	N/A
2018	16.807	15.678	1*	17.279	16.159	2	N/A	N/A	N/A
2019	15.678	18.662	1*	16.159	19.284	2	N/A	N/A	N/A
2020	18.662	20.254	1*	19.284	20.982	2	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

MFS® VIT Total Return Series -Service Class(5)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.100	12.621	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.621	10.204	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	18.680	18.369	1*	N/A	N/A	N/A
2015	17.819	17.072	1*	18.369	17.464	1*	17.775	17.546	1*
2016	17.072	17.416	1*	17.464	17.860	1*	17.546	17.959	1*
2017	17.416	17.593	1*	17.860	18.086	2	17.959	18.192	1*
2018	17.593	17.773	1*	18.086	18.318	2	18.192	18.422	1*
2019	17.773	17.968	1*	18.318	18.566	2	18.422	18.681	1*
2020	17.968	16.867	1*	18.566	17.471	3	18.681	17.587	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix D—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased as part of a Fee-Based Financial Plan on or after May 22, 2017 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.647	9.731	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.731	12.351	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	10.856	13.988	6	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Emerging Markets Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.243	10.536	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	10.536	10.948	1*
Delaware VIP® REIT Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.812	11.049	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	11.049	9.854	1*
Delaware VIP® Small Cap Value Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.430	10.708	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Smid Cap Core Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.100	11.144	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.144	13.288	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class B
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.288	10.858	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	10.858	11.413	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.354	11.275	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.275	15.060	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.517	10.731	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	12.622	13.225	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	13.225	15.556	2
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	12.356	13.444	2
2020	N/A	N/A	N/A	N/A	N/A	N/A	13.444	14.464	1*
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.511	10.009	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.009	12.796	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	13.104	14.777	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	14.777	19.057	1*
LVIP American Growth Fund - Service Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	14.996	17.021	2
2020	N/A	N/A	N/A	N/A	N/A	N/A	17.021	25.744	2
LVIP American Growth-Income Fund - Service Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.702	12.349	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.021	11.179	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.179	13.646	5	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	10.019	11.908	8	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Real Estate Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.150	10.129	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.961	9.949	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Diversified Floating Rate Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.272	10.240	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.398	10.858	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.858	14.070	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	8.469	10.139	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	12.545	15.397	10	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	11.140	11.184	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.004	10.061	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.572	10.780	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	12.426	13.968	2
2020	N/A	N/A	N/A	N/A	N/A	N/A	13.968	14.415	2

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.998	11.007	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.007	12.634	5	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.734	11.445	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.445	14.491	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.047	11.844	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.844	15.454	1*	13.793	15.506	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	15.506	18.219	1*
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.782	11.066	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.066	13.760	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.392	13.205	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.205	17.212	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.099	12.008	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.008	16.408	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.363	13.829	54	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.449	13.026	13	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.026	18.315	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.515	10.210	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.210	13.261	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	11.640	12.709	1*
2020	N/A	N/A	N/A	N/A	N/A	N/A	12.709	13.890	1*
MFS® VIT Utilities Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.377	11.097	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.097	13.807	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

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Appendix E — Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln IRA Income PlusSM and 4LATER® Advantage (Managed Risk) Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The protected lifetime income fee rates for the riders listed above are:
	Current Annual Fee Rate		Guaranteed Maximum Annual Fee Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0	1.05%	1.25%	2.00%	2.00%
4LATER® Advantage (Managed Risk)	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The protected lifetime income fee:
•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Protected Income Base is decreased by all withdrawals under 4LATER® Advantage (Managed Risk)); and
•	may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Advantage (Managed Risk)). This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under any version of 4LATER®

Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit (0.55% for EGMDB; 0.30% for Guarantee of Principal Death Benefit and 0.20% for Account Value Death Benefit for contracts sold to a Fee-Based Financial Plan (on and after May 22, 2017) (0.90% for EGMDB; 0.65% for Guarantee of Principal Death Benefit; and 0.60% for Account Value Death Benefit prior to May 22, 2017). Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln Lifetime IncomeSM Advantage Fee. While this rider is in effect, there is a fee for Lincoln Lifetime IncomeSM Advantage. The current annual protected lifetime income fee rate is 0.90% of the Protected Income Base (0.225% quarterly). For riders purchased before January 20, 2009, the current annual fee rate will increase from 0.75% to 0.90% upon the earlier of (a) the last Account Value Step-up of the Protected Income Base or (b) the Benefit Year anniversary following any deposit where cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Appendix E – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a description of the calculation of the Protected Income Base.
The fee is based on the Protected Income Base as increased for subsequent Gross Purchase Payments, Account Value Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Appendix E – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a discussion and example of the impact of the changes to the Protected Income Base.
Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate of 1.50%. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Account Value Step-up and is not available if additional Purchase Payments would cause your fee to increase. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
An increase in the Protected Income Base as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the fee rate for your rider to change to the current fee rate in effect on the next Benefit Year anniversary, but the fee rate will never exceed the guaranteed maximum annual fee rate. The new fee rate will become effective on the Benefit Year anniversary.
The protected lifetime income fee will be discontinued upon termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Protected Income Base is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no protected lifetime income fee will be deducted.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase the Guaranteed Income Benefit (version 2 or 3) which is purchased with i4LIFE® Advantage is subject to the Lincoln Lifetime IncomeSM Advantage charge rate that was in effect immediately prior to your transition to i4LIFE® Advantage Guaranteed Income Benefit . This fee is added to your base contract expense and the i4LIFE® Advantage charge rate to comprise the total mortality and expense risk charge, which is based on Account Value (See Lincoln Lifetime IncomeSM Advantage Fee).
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following tables.
1.	Lincoln SmartSecurity® Advantage 5 Year Elective Step-up option – The fee for your rider is based on the latest date of the next election of a step-up of the Guaranteed Amount.
Current Fee
Beginning December 3, 2012	0.85%
January 20, 2009 through December 2, 2012	0.65%
Prior to January 20, 2009	0.45%
2.	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (including the prior versions of Lincoln SmartSecurity® Advantage

– 1 Year Automatic Step-up, single life only) – The fee for your rider is based on the last date of the automatic or elected step-up of the Guaranteed Amount after the 10th Benefit Year anniversary.
	Current Fee
	Single Life	Joint Life
Beginning December 3, 2012	0.85%	1.00%
Prior to December 3, 2012	0.65%	0.80%
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix E – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Fee. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following table.
Current Fee
Beginning January 20, 2009	0.65%
Prior to January 20, 2009	0.50%
The fee for your rider is based on the latest date of the next automatic or elected reset of the Protected Income Base. The Protected Income Base (an amount equal to the initial Gross Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Protected Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® protected lifetime income fee rate multiplied by the Protected Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Protected Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® protected lifetime income fee is assessed. The amount we deduct will increase as the Protected Income Base increases, because the fee is based on the Protected Income Base. As described in more detail below, the only time the Protected Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Protected Income Base, a portion of the protected lifetime income fee, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Protected Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® protected lifetime income fee for the reset Protected Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual fee rate will be the current fee rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual fee rate will change to the current fee rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Protected Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Protected Income Base, your 4LATER® protected lifetime income fee rate will never change, although the amount we deduct will change as your Protected Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit which is purchased i4LIFE® Advantage is subject to an annual charge rate of 4LATER® Advantage that was in effective immediately prior to your transition to i4LIFE® Advantage Guaranteed Income Benefit. This fee is added to your base contract expense and the i4LIFE® Advantage charge to comprise the total mortality and expense risk charge, which is based on Account Value (See 4LATER® Advantage Fee).
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Protected Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum Protected Income Base is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Protected Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the step-up to 200% of the initial Protected Income Base (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Protected Income Base. You may receive Protected Income Base amounts for your lifetime. Withdrawals in excess of the Protected Income Base amount may significantly reduce your Protected Income Base amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Protected Income Base amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base. The Protected Income Base is a value used to calculate your withdrawal benefit under this rider. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Protected Income Base equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Protected Income Base equals the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. This maximum takes into consideration the total Protected Income Bases under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Protected Income Base as discussed below.
5% Enhancement to the Protected Income Base. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Protected Income Base equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Protected Income Base amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000

On the first Benefit Year anniversary, the Protected Income Base is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Account Value Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Account Value Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Protected Income Base amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Protected Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Protected Income Base.
Account Value Step-ups of the Protected Income Base. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is greater than the Protected Income Base after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Account Value Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Account Value Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Protected Income Base section.
Following is an example of how the Account Value Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Protected Income Base	Potential for Fee to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Step-up to 200% of the initial Protected Income Base. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Protected Income Base to 200% of your initial Protected Income Base (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Protected Income Base to an amount higher than that provided by the 5% Enhancement or the Account Value Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Account Value Step-up if the 200% step-up applies.) (The 200% step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This step-up will not occur if:

1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Protected Income Base (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Protected Income Base amount).
For example, assume the initial Protected Income Base is $200,000. A $10,000 Protected Income Base was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Protected Income Base exceeds 200% of your initial Protected Income Base (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Protected Income Base. See the terms governing RMDs in the Protected Income Base Amount section below.
The following example demonstrates the impact of this step-up on the Protected Income Base:
Initial Purchase Payment at age 65 = $200,000; Protected Income Base =$200,000; Protected Income Base amount = $10,000.
After ten years, at age 75, the Protected Income Base is $272,339 (after applicable 5% Enhancements and two $10,000 Protected Income Base Amounts) and the Contract Value is $250,000. Since the Protected Income Base is less than $360,000 ($200,000 initial Protected Income Base reduced by the two $10,000 withdrawals x 200%), the Protected Income Base is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Protected Annual Income. You may make periodic withdrawals up to the Protected Annual Income amount each Benefit Year for your lifetime as long as your Protected Annual Income amount is greater than zero.
On the effective date of the rider, the Protected Annual Income amount is equal to 5% of the initial Protected Income Base. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Protected Annual Income for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life under the Protected Annual Income Payment Option (discussed later). You may not withdraw the remaining Protected Income Base in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Protected Annual Income, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Protected Annual Income amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Protected Annual Income amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Account Value Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Protected Annual Income amount to the greater of:
a.	the Protected Annual Income amount immediately prior to the 5% Enhancement, Account Value Step-up or 200% step-up; or
b.	5% of the Protected Income Base on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Protected Annual Income amount from Lincoln Lifetime IncomeSM Advantage and the Maximum Annual Withdrawal amount from Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Protected Income Base.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Protected Annual Income amount, then:
1.	the withdrawal will reduce the Protected Income Base by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Protected Annual Income amount will remain the same.
The following example illustrates the impact of Protected Annual Incomes on the Protected Income Base and the recalculation of the Protected Annual Income amount (assuming no additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):

	Contract Value	Protected Income Base	Protected Annual Income
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Protected Annual Income amount is equal to 5% of the Protected Income Base. Since withdrawals occurred each year (even withdrawals within the Protected Annual Income amount), the 5% Enhancement of the Protected Income Base was not available. However, each year the Account Value Step-up occurred (first, third and fourth Benefit Year anniversaries), the Protected Annual Income amount was recalculated to 5% of the current Protected Income Base.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Protected Annual Income amount (even if they exceed the 5% Protected Annual Income amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5. You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount. When Excess Withdrawals occur:
1.	The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction.
2.	The Protected Annual Income amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and the Protected Annual Income amount. A $12,000 withdrawal caused a $15,182 reduction in the Protected Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Protected Annual Income amount = $5,000 (5% of the initial Protected Income Base of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Protected Annual Income amount, $7,000 is the Excess Withdrawal):
The Contract Value and Protected Income Base are reduced dollar for dollar for the Protected Annual Income amount of $5,000:
Contract Value = $55,000
Protected Income Base = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Protected Income Base is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000

Protected Income Base = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Protected Annual Income amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Protected Annual Income amount may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Protected Annual Income Payout Option. If you are required to annuitize your Protected Annual Income amount because you have reached the Annuity Commencement Date, the Protected Annual Income Payout Option is available.
The Protected Annual Income Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Protected Annual Income amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life.
If the Contract Value is zero and you have a remaining Protected Annual Income amount, you will receive the Protected Annual Income Payment Option.
If you are receiving the Protected Annual Income Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Protected Annual Income Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the Protected Annual Income Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and fee in effect at the time of the new purchase. There is no carryover of the Protected Income Base.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Protected Annual Income amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and fees within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Protected Income Base to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.

Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including other deductions), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMDs are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:

1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;

•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit. This transition will be made to Guaranteed Income Benefit (Managed Risk). The charge, Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of Guaranteed Income Benefit (Managed Risk). This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Protected Income Base. The Protected Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Protected Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Protected Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Protected Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Protected Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments (not to exceed the maximum Protected Income Base). For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Protected Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Protected Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Protected Income Base. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Account Value Step-up. The Protected Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after the 5% Enhancement (if any).
The Account Value Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Protected Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Protected Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Account Value Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $115,000 x 1.05).
Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000
This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000).
As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Account Value Step-ups and the 5% Enhancement affect the Protected Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Protected Income Base with 5% Enhancement	Protected Income Base
Initial Purchase Payment $50,000	$47,750*	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700

*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. (If you elected a 4LATER® Advantage (Managed Risk) rider prior to January 1, 2017, and decide to terminate that rider to elect 4LATER® Select Advantage prior to May 18, 2020, this 5-year waiting period is waived.) After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Protected Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides a Protected Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Protected Income Base. The Protected Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Protected Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Protected Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Protected Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Gross Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Protected Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Protected Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Protected Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Protected Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Protected Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Protected Income Base to the Contract Value. At the end of each completed Waiting Period, the Protected Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Protected Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Protected Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Protected Income Base. 4LATER® provides a 15% automatic enhancement to the Protected Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Protected Income Base. See Maximum Protected Income Base. During the Waiting Period, the Future Protected Income Base is established to provide the value of this 15% enhancement on the Protected Income Base. After each 3-year Waiting Period is satisfied, the Protected Income Base is increased to equal the value of the Future Protected Income Base. The 4LATER® charge will then be assessed on this newly adjusted Protected Income Base, but the charge rate will not change.
Any Gross Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Protected Income Base by the amount of the Gross Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Protected Income Base	$110,000
Future Protected Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Protected Income Base (after 1st Waiting Period)	$126,500
New Future Protected Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Protected Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Protected Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Protected Income Base	$110,000
Future Protected Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Protected Income Base (after 1st Waiting Period)	$125,500
New Future Protected Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Protected Income Base to the Contract Value, the Future Protected Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Protected Income Base to the current Contract Value below.

In all situations, the Future Protected Income Base is subject to the Maximum Protected Income Base described below. The Future Protected Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Protected Income Base will become at the end of the Waiting Period.
Maximum Protected Income Base. The Maximum Protected Income Base is equal to 200% of the Protected Income Base on the 4LATER® Effective Date. The Maximum Protected Income Base will be increased by 200% of any additional Gross Purchase Payments. In all circumstances, the Maximum Protected Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Protected Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Protected Income Base	$100,000	Maximum Protected Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Protected Income Base	$ 20,000
New Protected Income Base	$110,000	New Maximum Protected Income Base	$220,000
Future Protected Income Base after Purchase Payment	$125,500	Maximum Protected Income Base	$220,000
Protected Income Base (after 1st Waiting Period)	$125,500
Future Protected Income Base (during 2nd Waiting Period)	$144,325	Maximum Protected Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Protected Income Base	$112,950
Future Protected Income Base	$129,893	Maximum Protected Income Base	$198,000
Resets of the Protected Income Base to the current Contract Value (“Resets”). You may elect to reset the Protected Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Protected Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Protected Income Base if your Contract Value has increased above the Protected Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Protected Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Protected Income Base (after the Protected Income Base has been reset to the Future Protected Income Base), we will implement this election and the Protected Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Protected Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Protected Income Base increased to the Future Protected Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Protected Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Protected Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Protected Income

Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Protected Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Protected Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Protected Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.

Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Appendix F — Protected Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between December 14, 2020 and April 30, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.00%	65+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	4.75%	65+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.75%	55 – 58	2.50%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.00%	70 – 74	4.50%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.10%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.40%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012
Single Life Option		Joint Life Option*
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012
Single Life Option		Joint Life Option*
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Lincoln Market Select® Advantage
Protected Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications or rider election forms signed between December 14, 2020 and April 30, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.75%	65+	4.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.50%	65+	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65 – 69	4.75%	65 – 69	4.25%
70 – 74	4.75%	70 – 74	4.25%
75+	4.75%	75+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.10%	55 – 58	2.85%
59 – 64	4.00%	59 – 64	3.65%
65 – 69	5.10%	65 – 69	4.65%
70 – 74	5.15%	70 – 74	4.75%
75+	5.55%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.25%	55 – 58	3.00%
59 – 64	4.15%	59 – 64	3.85%
65 – 69	5.15%	65 – 69	4.85%
70 – 74	5.35%	70 – 74	5.00%

Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
75+	5.55%	75+	5.25%
For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Max 6 SelectSM Advantage
Protected Annual Income Rates by Ages:
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between December 14, 2020 and April 30, 2021
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between May 18, 2020 and December 13, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.25%	5.75%
70 – 74	6.50%	6.00%
75 +	6.75%	6.25%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between October 1, 2018 and May 17, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage applications signed between August 20, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

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Appendix G — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Select Guaranteed Income Benefit elections and for purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between November 18, 2019 and May 17, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 - 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of 4LATER® Select Advantage between January 9, 2017 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.25%
59 - 64	4.00%	59 – 64	3.75%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.25%	70 – 74	4.50%
75 – 79	5.50%	75 – 79	5.00%
80+	5.50%	80+	5.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 –58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 and prior to February 18, 2019, or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Protected Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

Appendix H — Investment Requirements for Previous Rider Elections
Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.

Appendix I – Current Rider Charges for Previous Elections
The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement.
Optional Protected Lifetime Income Fees:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
Riders elected on or after December 14, 2020	1.50%	1.60%
Riders elected on or after May 21, 2018 and prior to December 14, 2020	1.25%	1.50%

Lincoln Max 6 SelectSM Advantage
	Single Life	Joint Life
Riders elected on or after December 14, 2020	1.50%	1.60%
Riders elected prior to December 14, 2020	1.25%	1.50%

Lincoln Market Select® Advantage
	Single Life	Joint Life
Riders elected on or after December 14, 2020	1.50%	1.60%
Riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners and prior to December 14, 2020	1.25%	1.50%

4LATER® Select Advantage
	Single Life	Joint Life
Riders elected on or after December 14, 2020	1.50%	1.60%
Riders elected prior to December 14, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after December 14, 2020	1.35%	1.55%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and prior to December 14, 2020	0.95%	1.15%

G-1

I4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after December 14, 2020	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018 and prior to December 14, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) riders	1.05%	1.25%

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders and 4LATER® Select Advantage riders elected on or after December 14, 2020	1.50%	1.60%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and prior to December 14, 2020 and 4LATER® Select Advantage riders prior to December 14, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	0.95%	1.15%
G-2

SAI 1

Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Share) prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2021. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Share) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2021.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $10,003,399, $11,680,990 and $12,292,189 to LFN and Selling Firms in 2018, 2019 and 2020, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Standard & Poor’s and Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or
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any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
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Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we become aware of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are incorporated into this SAI by reference to the VAA’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
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Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.50%	55-58	2.25%
59-64	3.50%	59-64	3.00%
65 +	5.00%	65 +	4.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
65+	5.00%	65+	4.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
80+	4.50%	80+	3.75%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.05%	1.25%
*The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	4.50%	65-69	4.00%
70-74	5.00%	70-74	4.50%
75-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (version 4).

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Prospectus 2

Lincoln ChoicePlus AssuranceSM (A Class)
Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2021
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The contract described in this prospectus is only available in New York.
The minimum initial Gross Purchase Payment for the contract is $1,500. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Fund*
(formerly Invesco Oppenheimer V.I. Global Fund)
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Emerging Markets Series
Delaware VIP® Small Cap Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio

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Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Large Cap Value Fund
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio
Lincoln Variable Insurance Products Trust:
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
(formerly Delaware VIP® Diversified Income Series)
LVIP Delaware High Yield Fund
(formerly Delaware VIP® High Yield Series)
LVIP Delaware Limited-Term Diversified Income Fund
(formerly Delaware VIP® Limited-Term Diversified Income Series)
LVIP Delaware Mid Cap Value Fund
LVIP Delaware REIT Fund
(formerly Delaware VIP® REIT Series)
LVIP Delaware SMID Cap Core Fund
(formerly Delaware VIP® Smid Cap Core Series)
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
(formerly Delaware VIP® U.S. Growth Series)
LVIP Delaware Value Fund
(formerly Delaware VIP® Value Series)
LVIP Delaware Wealth Builder Fund*
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund*
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP Vanguard Bond Allocation Fund
(formerly LVIP Dimensional/Vanguard Total Bond Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
(formerly LVIP Wellington Mid-Cap Value Fund)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Fundamental Equity Portfolio*
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
Morgan Stanley Variable Insurance Fund, Inc. (VIF):
Morgan Stanley VIF Growth Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Large Cap Value Fund
(formerly Putnam VT Equity Income Fund)
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to
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CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Account Value Step-up—(may be referred to as Account Value lock-in in marketing materials)—Under certain Living Benefit Riders, the Guaranteed Amount or Protected Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allo-
cations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Protected Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Account Value Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

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Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, company)—Lincoln Life & Annuity Company of New York (LNY).
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Protected Annual Income—(may be referred to Guaranteed Annual Income or Maximum Annual Withdrawal in your contract)—The guaranteed periodic withdrawal amount avail-
able from the contract each Benefit Year for life under certain Living Benefit Riders.
Protected Annual Income Payout Option—(may be referred to as Guaranteed Annual Income Amount Annuity Payout Option or Maximum Annual Withdrawal Amount Annuity Payout Option in your contract)—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Protected Annual Income amount for life.
Protected Income Base—(may be referred to as Income Base or Guaranteed Amount in your contract)—Under certain Living Benefit Riders, the Protected Income Base is a value used to calculate your Protected Annual Income amount or the minimum payouts under your contract at a later date.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
Transfer Charge:[2]	up to $25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. For contracts purchased prior to November 15, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$20

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2,3]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.10%
Total Separate Account Expenses	1.05%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%
Administrative Charge	0.10%
Total Separate Account Expenses	0.80%
Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%
Administrative Charge	0.10%
Total Separate Account Expenses	0.75%

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Optional Protected Lifetime Income Fees:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[5,6]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[8]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	For contracts purchased prior to November 15, 2010, the total annual charges are as follows: EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge is 0.65% (0.50% for contracts purchased prior to November 15, 2010) and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date.
[4]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[5]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information on your Living Benefit Rider.
[6]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. See Charges and Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for more information.
[7]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.
[8]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$20

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%
Guarantee of Principal Death Benefit	1.20%
Account Value Death Benefit	1.15%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[3,4]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%
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Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[4]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%
Current Charge	2.10%	2.30%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%
Current Charge	1.85%	2.05%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%
Current Charge	1.80%	2.00%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[5]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%
Current Charge	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%
Current Charge	1.70%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%
Current Charge	1.65%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. For contracts purchased prior to November 15, 2010, the annual charge rates are as follows: EGMDB 1.30%, Guarantee of Principal 1.15%; Account Value 1.05%. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for further information.
[3]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[4]	The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option with a guaranteed maximum annual charge rate of 2.25%, and 1.15% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.45%. The current annual charge rate for the Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[5]	The current annual charge for the Guaranteed Income Benefit (version 1, 2, and 3) is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.15%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

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TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$20

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) [2]
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%
Guarantee of Principal Death Benefit	0.80%
Account Value Death Benefit	0.75%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3,4]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[2,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	The current charge for new elections of this rider is disclosed in a Rate Sheet.
[4]	As an annualized percentage of the greater of the Protected Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2020, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.48%	4.37%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.48%	1.53%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2022. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
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Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”)which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,321	$2,848	$4,353	$7,986
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,321	$2,848	$4,353	$7,986
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,298	$2,728	$4,075	$7,107
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,298	$2,728	$4,075	$7,107
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
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What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. In addition, there is an administrative charge. The charges and/or fees for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. Living Benefit Rider charges are generally based on the Protected Income Base. This means that if the Contract Value is higher than the Protected Income Base this could result in lower charges (higher charges if the Contract Value is less than the Protected Income Base) than if the charges were based on Contract Value. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010).
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $1 million or more, your registered representative must submit a request to our Servicing Office for approval. This amount includes the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select.
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Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either an income/withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of the riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time. Unavailable riders are described in an Appendix to this prospectus.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days of the date you first receive the contract. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendixes A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns
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include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Company of New York (Lincoln New York or Company) is a stock life insurance company chartered in 1897 and now domiciled in New York. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
COVID-19. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 are expected to continue to adversely affect, our earnings as well as our business, results of operations and financial condition. As a result of the pandemic and ensuing conditions, we have experienced and expect to continue to experience higher level of claims, which adversely affect our earnings. We may also experience an increase in activity such as surrenders of policies, missed premium payments or 401(k) hardship withdrawals due to changes in consumer behavior as a result of financial stress. Because the vast majority of our employees continue to work from home, along with many of our vendors and customers, and such
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conditions may continue well into 2021, our business operations may be adversely impacted, among other things, due to privacy incidents, cybersecurity incidents, technological issues or operational disruptions on the part of our vendors, and we may experience distribution disruptions as we continue to sell our products virtually.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and
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updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.40%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by
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limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Riders purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Global Fund (Series II Shares): Capital Appreciation. This fund is not available for contracts issued on or after October 31, 2011. (formerly Invesco Oppenheimer V.I. Global Fund)
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with a reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
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•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Large Cap Value Fund (Service Class): Long-term capital appreciation
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Diversified Income Fund (Service Class)(1): Maximum long-term total return consistent with reasonable risk. (formerly Delaware VIP® Diversified Income Series)
•	LVIP Delaware High Yield Fund (Service Class)(1): Total return and, as a secondary objective, high current income.
This fund is not available in contracts issued on or after November 15, 2010.
(formerly Delaware VIP® High Yield Series)
•	LVIP Delaware Limited-Term Diversified Income Fund (Service Class)(1): Maximum total return, consistent with reasonable risk. (formerly Delaware VIP® Limited-Term Diversified Income Series)
•	LVIP Delaware Mid Cap Value Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware REIT Fund (Service Class)(1): Maximum long-term total return, with capital appreciation as a secondary objective. (formerly Delaware VIP® REIT Series)
•	LVIP Delaware SMID Cap Core Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Smid Cap Core Series)
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware U.S. Growth Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® U.S. Growth Series)
•	LVIP Delaware Value Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Value Series)
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation. This fund is not available in contracts issued on or after May 23, 2011.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
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•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation; a fund of funds.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
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•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
This fund is only available in contracts issued on or after May 18, 2015.
•	LVIP Vanguard Bond Allocation Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds. (formerly LVIP Dimensional/Vanguard Total Bond Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington SMID Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Wellington Mid-Cap Value Fund)
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Fundamental Equity Portfolio (Class VC): Long-term growth of capital and income without excessive fluctuations in market value.
This fund is not available in contracts issued on or after October 31, 2011.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management Inc.
•	Morgan Stanley VIF Growth Portfolio (Class II): Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
This fund is not available in contracts issued on or after October 31, 2011.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Large Cap Value Fund (Class IB): Capital growth and current income. (formerly Putnam VT Equity Income Fund)
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
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Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substituted fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
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Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	0.65%	0.70%	0.95%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.75%	0.80%	1.05%
For contracts purchased prior to November 15, 2010, the total annual charges are as follows: EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after November 15, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
For contracts purchased prior to November 15, 2010, the sales charge is calculated according to the following scale:
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Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000-$49,999	5.00%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$749,999	2.00%
$750,000-$999,999	1.50%
$1,000,000 or greater	1.00%
The owner's investment is defined, in accordance with our procedures, as the sum of the Contract Value plus the amount of the current Gross Purchase Payment you are making into this contract.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
Account Fee
During the accumulation period, we will deduct an account fee of $20 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender).
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Protected Lifetime Income Fee
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a protected lifetime income fee will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Fee. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), there is a fee associated with that rider for as long as the rider is in effect.
The protected lifetime income fee rates for new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet. Rate information for previous effective periods are included in the Expense Table and in an Appendix to this prospectus.
Any change to the protected lifetime income fee rate will be disclosed in a new Rate Sheet at least ten days before rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
A discussion of the fees for additional closed riders can be found in an Appendix to this prospectus.
The fee:
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•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Account Value Step-up. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee rate is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups. If you opt out of an Account Value Step-up, you are still eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up.
The annual protected lifetime income fee rate will increase to the then current protected lifetime income fee rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual protected lifetime income fee rate may increase each time the Protected Income Base increases as a result of the Enhancement, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further protected lifetime income fee will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments, Guaranteed Income Benefit payments, and any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%
Guarantee of Principal Death Benefit	1.20%
Account Value Death Benefit	1.15%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
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i4LIFE® Advantage Guaranteed Income Benefit Charge. The current annual charge rates for new elections of i4LIFE® Advantage Guaranteed Income Benefit are disclosed in a Rate Sheet prospectus supplement.
The Rate Sheet indicates current rates and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet. Rate information for previous effective periods are included in the Expense Table and in an Appendix to this prospectus.
Any change to the i4LIFE® Advantage Guaranteed Income Benefit fee rate will be disclosed in a new Rate Sheet at least ten days before a rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%
	(1.95% for version 1, 2 and 3)	(1.95% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	1.85%	2.05%
	(1.70% for version 1, 2 and 3)	(1.70% for version 1, 2 and 3)
Account Value Death Benefit	1.80%	2.00%
	(1.65% for version 1, 2 and 3)	(1.65% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change after the rider is elected unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider . If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit available to you. If you make this transition, your protected lifetime income fee of the Prior Rider will be your initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
The current annual charge rate for transitions from a Prior Rider is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rider charge rate and the date by which your rider election form must be signed and dated for a rider to be issued
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with that rate. The rates may be superseded at any time in our sole discretion and may be higher or lower than the rate on the previous Rate Sheet. Rate information for previous effective periods are included in an Appendix to this prospectus.
Any change to the annual charge rate will be disclosed in a new Rate Sheet before that rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheets by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at the telephone number listed in the prospectus.
This sections applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix C for a discussion of the charges.
If your Prior Rider is...	you will transition to...
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
For Contractowners who previously purchased a Prior Rider, the charge for i4LIFE® Advantage Guaranteed Income Benefit is combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The charge is a percentage of the greater of the Protected Income Base or the Account Value. The total annual Subaccount charge rates of 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit also apply. Contractowners are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider protected lifetime income fee rate. (The Prior Rider fee rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider fee rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Protected Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the protected lifetime income fee rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Protected Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/20 Initial i4LIFE® Advantage Account Value	$100,000
1/1/20 Protected Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/20 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The protected lifetime income fee for the Prior Rider is assessed against the Protected Income Base since it is larger than the Account Value	$1,562.50
1/2/20 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/20 Initial Guaranteed Income Benefit (4% x $125,000 Protected Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/21 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/21 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/21 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
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Continuing the above example:
1/2/21 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/22 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/22 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider fee rate increases from 1.25% to 1.35%.
1/2/22 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider protected lifetime income fee (1.35%/1.25%).
If the fee rate of the Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account Guaranteed Period may be subject to the Interest Adjustment. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on contracts purchased prior to November 15, 2010) will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	contracts sold by registered investment advisers who charge a fee for financial plans,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
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The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $1 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit
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Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available. In the absence of instructions accompanying the Purchase Payments or otherwise not being in Good Order, we will allocate the Purchase Payment in the same manner as your last Purchase Payment or, if not possible, otherwise contact you or your registered representative for additional information.
The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into the fixed account is $2,000.
Gross Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Gross Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Gross Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. Gross Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
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Valuation of Accumulation Units
Net Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to 12 (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these 12 transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
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Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
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Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we become aware of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment
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allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
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The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in
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equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
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If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
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Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Vanguard Bond Allocation Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Portfolio, the Delaware VIP® Emerging Markets Series, the DWS Alternative Asset Allocation VIP Portfolio, the LVIP Delaware REIT Fund, the LVIP SSGA Emerging Markets 100 Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Fidelity VIP® Balanced Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
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You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund	LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No subaccounts at this time.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund

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Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
Templeton Global Bond VIP Fund*	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP Delaware REIT Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, and ClearBridge Variable Mid Cap Core Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below, as an alternative. If you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation VI Fund
•	Fidelity VIP® Balanced Portfolio
•	Franklin Allocation VIP Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Diversified Income Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Vanguard Bond Allocation Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund*

*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
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Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	an income/withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	a minimum Annuity Payout:
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0
•	Lincoln Lifetime IncomeSM Advantage, and
•	Lincoln SmartSecurity® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting
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your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix D and E to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement.
If you purchased the rider prior to August 20, 2018, you may receive guaranteed income payments for life only by electing i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will terminate. Except as specified below, this election must be made by the Contractowner’s age 95 for nonqualified contracts (younger of you or your spouse) and up to the Contractowner’s age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012 and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to August 20, 2018, who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Protected Annual Income Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount(s) that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is no longer available for election, unless your contract was issued prior to August 26, 2013. For contracts issued prior to August 26, 2013, if you elect the rider it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The Contract Value must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $1 million or more.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) (age 75 for qualified contracts that elected this rider prior to August 20, 2018) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you purchased your contract prior to August 26, 2013, and you own a rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected
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Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after August 20, 2018, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to August 20, 2018, do not have an Enhancement Base, but will use the Protected Income Base to determine the Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year and, for riders elected on and after August 20, 2018, the first Protected Annual Income withdrawal has not occurred;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base, if applicable, is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount.
The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.
The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
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If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after June 15, 2020 but prior to August 17, 2020	Enhancement Base	5%
On or after August 20, 2018, but prior to June 15, 2020	Enhancement Base	6%
Prior to August 20, 2018	Protected Income Base	5%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. For riders purchased on and after August 20, 2018, Enhancements are not available once the first Protected Annual Income withdrawal occurs.
The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to
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be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. If your rider was elected on and after August 20, 2018, the Protected Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). If your rider was elected prior to August 20, 2018, the Protected Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Protected Annual Income amount is greater than zero. Riders elected prior to August 20, 2018, must elect i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option to receive guaranteed income payments for life.
The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under the minimum age as stated in the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are older than the minimum age as stated in the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
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Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Protected Income Base and Enhancement Base.
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Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $3,825 (4.50% of the Protected Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Protected Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $3,825 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Protected Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Protected Annual Income amount = $3,268 (4.50% of $72,630 Protected Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Protected Income Base = $72,630
Enhancement Base = $72,630
Protected Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
If your rider was elected prior to August 20, 2018, and you are required to take annuity payments because you have reached age 95 (nonqualified contracts) (younger of you or your spouse for the joint life option) or age 80 (qualified contracts) and have not elected
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i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the PAIPO. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (nonqualified contracts) (younger of you or your spouse) to elect the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase (depending on rider availability). In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree;
•	upon surrender or termination of the underlying annuity contract;
•	on the final day of the Contractowner's eligibility to elect the applicable version of i4LIFE® Advantage Guaranteed Income Benefit or the Protected Annual Income Payout Option. (This provision is only applicable to riders elected prior to August 20, 2018.)
The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
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i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Protected Income Base or Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
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	Minimum Access Period	Maximum Access Period
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 4% AIR will be used to calculate the Regular Income Payments under Guaranteed Income Benefit. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Transitions below.
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Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
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•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. All versions of the i4LIFE® Advantage Guaranteed Income Benefit are currently unavailable for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
If you previously elected any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that rider to a version of i4LIFE® Advantage Guaranteed Income Benefit under the terms set forth in another rider. The transition rules are set forth below.
The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Protected Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Protected Annual Income payments since the last Account Value Step-up (or inception date) if no step-ups have occurred.
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how or the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Protected Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Protected Income Base which is greater than $100,000 Account Value)	$6,300
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For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initial equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
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Guaranteed Income Benefit Step-ups
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4).The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2021 Amount of initial Regular Income Payment	$4,801
8/1/2021 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2021 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2022 Recalculated Regular Income Payment	$6,000
8/1/2022 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base
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or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (purchased prior to May 18, 2020), or Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to May 21, 2012) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the charge below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after June 15, 2020	Longer of 20 years or the difference between your age and age 90	Longer of 20 years or the difference between your age and age 90
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 21, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to June 15, 2020 Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

A 4% AIR will be used to calculate the Regular Income Payments for transitions to all versions of i4LIFE® Advantage Guaranteed Income Benefit.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
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i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
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When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
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i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage and any version of Lincoln Lifetime IncomeSM Advantage 2.0 may elect to annuitize their Protected Income Base under the Protected Annual Income Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The minimum rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Protected Annual Income Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
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3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual net investment rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment. This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
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Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different Guaranteed Period account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase
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Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent
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reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. While this contract is only sold by a limited number of broker-dealers, we do make payments to other broker-dealers for the sale of other contracts. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2020 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
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Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits
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will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
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Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional protected lifetime income fees, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
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•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the
68

year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution
69

was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion
70

as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or protected lifetime income fees;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
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In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlus AssuranceSM (A Class).
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Growth and Income(1)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.511	7.504	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.504	8.401	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.401	8.844	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.844	10.292	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.292	12.069	1*	N/A	N/A	N/A
AB VPS International Value(2)
2008	9.072	5.190	1*	9.945	5.206	5	10.050	5.217	1*
2009	5.190	6.910	14	5.206	6.943	14	5.217	6.965	1*
2010	6.910	7.143	28	6.943	7.187	43	6.965	7.217	4
2011	7.143	5.703	30	7.187	5.747	45	7.217	5.776	1*
2012	5.703	6.454	29	5.747	6.514	43	5.776	6.554	1*
2013	6.454	7.122	28	6.514	7.192	41	6.554	7.239	1*
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	11.448	10.367	1*	11.519	10.447	2	11.567	10.502	1*
2012	10.367	12.173	1*	10.447	12.284	2	10.502	12.361	1*
2013	12.173	16.603	1*	12.284	16.781	1*	12.361	16.902	1*
2014	16.603	17.926	3	16.781	18.145	1*	16.902	18.286	1*
2015	17.926	16.754	3	18.145	16.984	1*	18.286	17.133	1*
2016	16.754	20.720	2	16.984	21.038	1*	17.133	21.236	1*
2017	20.720	23.180	3	21.038	23.565	1*	21.236	23.811	1*
2018	23.180	19.459	3	23.565	19.813	1*	23.811	20.034	1*
2019	19.459	23.122	1*	19.813	23.579	1*	20.034	23.861	1*
2020	23.122	23.615	1*	23.579	24.117	1*	23.861	24.432	1*
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.623	11.753	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.753	11.190	2	11.603	11.234	9	N/A	N/A	N/A
2019	11.190	13.239	2	11.234	13.312	8	N/A	N/A	N/A
2020	13.239	14.731	2	13.312	14.834	7	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	N/A	N/A	N/A	10.290	10.546	3	N/A	N/A	N/A
2009	10.909	11.485	1*	10.546	11.538	8	N/A	N/A	N/A
2010	11.485	11.962	7	11.538	12.036	23	N/A	N/A	N/A
2011	11.962	13.247	10	12.036	13.349	23	N/A	N/A	N/A
2012	13.247	14.098	7	13.349	14.228	21	N/A	N/A	N/A
2013	14.098	13.831	3	14.228	13.967	21	N/A	N/A	N/A
A-1

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund - Class 2
2011	11.204	10.117	6	11.273	10.195	7	11.319	10.247	1*
2012	10.117	12.289	6	10.195	12.402	7	10.247	12.477	1*
2013	12.289	15.732	9	12.402	15.901	7	12.477	16.013	1*
2014	15.732	15.952	3	15.901	16.147	5	N/A	N/A	N/A
2015	15.952	16.905	2	16.147	17.138	3	N/A	N/A	N/A
2016	16.905	16.858	2	17.138	17.116	2	N/A	N/A	N/A
2017	16.858	21.966	2	17.116	22.338	2	N/A	N/A	N/A
2018	21.966	19.799	2	22.338	20.162	2	N/A	N/A	N/A
2019	19.799	26.543	2	20.162	27.071	2	N/A	N/A	N/A
2020	26.543	34.319	1*	27.071	35.055	2	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	11.169	8.950	24	11.239	9.019	40	11.285	9.066	3
2012	8.950	10.482	23	9.019	10.579	38	9.066	10.644	3
2013	10.482	13.326	22	10.579	13.469	29	10.644	13.566	3
2014	13.326	13.487	22	13.469	13.652	28	13.566	13.764	3
2015	13.487	13.402	20	13.652	13.586	24	13.764	13.711	3
2016	13.402	13.560	19	13.586	13.768	21	13.711	13.908	3
2017	13.560	16.919	15	13.768	17.203	18	13.908	17.396	3
2018	16.919	14.998	13	17.203	15.274	17	17.396	15.460	3
2019	14.998	19.549	12	15.274	19.938	16	15.460	20.201	2
2020	19.549	25.132	10	19.938	25.671	12	20.201	26.037	1*
American Funds Growth Fund - Class 2
2011	10.114	9.595	5	10.177	9.669	22	10.219	9.718	3
2012	9.595	11.210	7	9.669	11.313	16	9.718	11.383	3
2013	11.210	14.454	6	11.313	14.609	13	11.383	14.713	3
2014	14.454	15.543	5	14.609	15.734	12	14.713	15.861	3
2015	15.543	16.460	4	15.734	16.687	11	15.861	16.839	2
2016	16.460	17.861	4	16.687	18.134	11	16.839	18.317	2
2017	17.861	22.709	4	18.134	23.090	10	18.317	23.347	2
2018	22.709	22.449	3	23.090	22.861	10	23.347	23.137	2
2019	22.449	29.095	3	22.861	29.673	9	23.137	30.061	2
2020	29.095	43.851	2	29.673	44.790	9	30.061	45.422	2
American Funds Growth-Income Fund - Class 2
2011	9.252	9.001	44	9.309	9.070	115	9.347	9.117	8
2012	9.001	10.480	42	9.070	10.577	90	9.117	10.641	8
2013	10.480	13.866	39	10.577	14.014	72	10.641	14.114	8
2014	13.866	15.203	35	14.014	15.389	63	14.114	15.514	7
2015	15.203	15.286	33	15.389	15.496	56	15.514	15.638	6
2016	15.286	16.894	28	15.496	17.152	48	15.638	17.326	6
2017	16.894	20.490	23	17.152	20.834	42	17.326	21.067	6
2018	20.490	19.944	18	20.834	20.309	35	21.067	20.556	6
2019	19.944	24.931	17	20.309	25.426	33	20.556	25.761	6
2020	24.931	28.055	16	25.426	28.654	31	25.761	29.061	2
American Funds International Fund - Class 2
2011	10.749	9.165	4	10.813	9.234	16	10.858	9.281	3
2012	9.165	10.709	5	9.234	10.806	18	9.281	10.872	3
2013	10.709	12.910	5	10.806	13.046	17	10.872	13.139	3
2014	12.910	12.454	11	13.046	12.605	17	13.139	12.708	3
2015	12.454	11.784	11	12.605	11.944	15	12.708	12.054	3
2016	11.784	12.091	11	11.944	12.274	12	12.054	12.399	3
2017	12.091	15.835	9	12.274	16.098	11	12.399	16.278	3
2018	15.835	13.632	9	16.098	13.879	11	16.278	14.049	3
2019	13.632	16.601	3	13.879	16.928	10	14.049	17.151	3
2020	16.601	18.751	3	16.928	19.149	7	17.151	19.420	1*
A-2

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2011	12.644	12.074	1*	12.674	12.121	10	N/A	N/A	N/A
2012	12.074	13.159	1*	12.121	13.230	9	N/A	N/A	N/A
2013	13.159	14.921	1*	13.230	15.024	7	N/A	N/A	N/A
2014	14.921	15.073	1*	15.024	15.200	6	N/A	N/A	N/A
2015	15.073	14.788	1*	15.200	14.935	5	N/A	N/A	N/A
2016	14.788	15.214	1*	14.935	15.388	5	N/A	N/A	N/A
2017	15.214	17.144	3	15.388	17.367	6	N/A	N/A	N/A
2018	17.144	15.702	2	17.367	15.930	6	N/A	N/A	N/A
2019	15.702	18.325	2	15.930	18.619	5	N/A	N/A	N/A
2020	18.325	21.921	2	18.619	22.307	5	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	13.588	14.295	21	13.672	14.405	40	13.729	14.479	2
2012	14.295	15.141	22	14.405	15.280	38	14.479	15.374	2
2013	15.141	14.792	22	15.280	14.950	31	15.374	15.057	3
2014	14.792	15.390	20	14.950	15.578	29	15.057	15.705	3
2015	15.390	15.048	20	15.578	15.254	23	15.705	15.394	2
2016	15.048	15.403	19	15.254	15.638	20	15.394	15.797	2
2017	15.403	16.012	17	15.638	16.280	21	15.797	16.462	2
2018	16.012	15.505	16	16.280	15.789	23	16.462	15.982	2
2019	15.505	16.916	15	15.789	17.251	22	15.982	17.479	2
2020	16.916	18.557	14	17.251	18.953	18	17.479	19.222	1*
Delaware VIP® Emerging Markets Series - Service Class
2011	11.908	9.441	4	11.973	9.507	7	N/A	N/A	N/A
2012	9.441	10.684	3	9.507	10.775	7	N/A	N/A	N/A
2013	10.684	11.632	2	10.775	11.748	6	N/A	N/A	N/A
2014	11.632	10.575	2	11.748	10.697	5	N/A	N/A	N/A
2015	10.575	8.932	2	10.697	9.048	6	N/A	N/A	N/A
2016	8.932	10.063	2	9.048	10.209	6	N/A	N/A	N/A
2017	10.063	13.984	3	10.209	14.209	5	N/A	N/A	N/A
2018	13.984	11.638	3	14.209	11.843	8	N/A	N/A	N/A
2019	11.638	14.100	3	11.843	14.370	8	N/A	N/A	N/A
2020	14.100	17.424	3	14.370	17.784	4	N/A	N/A	N/A
Delaware VIP® High Yield Series - Service Class
2011	12.988	13.172	1*	13.068	13.273	1*	N/A	N/A	N/A
2012	13.172	15.318	1*	13.273	15.460	1*	N/A	N/A	N/A
2013	15.318	16.544	1*	15.460	16.722	1*	N/A	N/A	N/A
2014	16.544	16.308	1*	16.722	16.508	1*	N/A	N/A	N/A
2015	16.308	15.051	1*	16.508	15.258	1*	N/A	N/A	N/A
2016	15.051	16.842	1*	15.258	17.100	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.100	18.204	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.204	17.208	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	17.208	19.832	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.832	21.040	1*	N/A	N/A	N/A
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.775	11.968	54	11.848	12.060	91	11.901	12.127	7
2012	11.968	12.160	56	12.060	12.272	91	12.127	12.352	7
2013	12.160	11.891	65	12.272	12.019	95	12.352	12.109	8
2014	11.891	11.955	67	12.019	12.101	90	12.109	12.204	8
2015	11.955	11.922	63	12.101	12.086	74	12.204	12.202	7
2016	11.922	12.020	59	12.086	12.204	69	12.202	12.333	8
2017	12.020	12.140	55	12.204	12.345	71	12.333	12.488	8
2018	12.140	12.038	49	12.345	12.259	64	12.488	12.413	8
2019	12.038	12.502	48	12.259	12.751	64	12.413	12.924	7
2020	12.502	12.901	47	12.751	13.177	62	12.924	13.369	4
A-3

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® REIT Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.317	10.944	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.944	14.028	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2011	11.769	11.478	1*	11.813	11.538	1*	N/A	N/A	N/A
2012	11.478	12.927	1*	11.538	13.013	1*	N/A	N/A	N/A
2013	12.927	17.059	1*	13.013	17.200	1*	N/A	N/A	N/A
2014	17.059	17.856	1*	17.200	18.031	1*	N/A	N/A	N/A
2015	17.856	16.552	1*	18.031	16.740	1*	N/A	N/A	N/A
2016	16.552	21.503	1*	16.740	21.779	1*	N/A	N/A	N/A
2017	21.503	23.816	1*	21.779	24.158	1*	N/A	N/A	N/A
2018	23.816	19.603	1*	24.158	19.915	1*	N/A	N/A	N/A
2019	19.603	24.814	1*	19.915	25.245	1*	N/A	N/A	N/A
2020	24.814	24.056	1*	25.245	24.511	1*	N/A	N/A	N/A
Delaware VIP® Smid Cap Core Series - Service Class(4)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	23.648	26.422	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.422	22.972	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.972	29.470	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	29.470	32.390	1*	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2011	10.043	10.700	20	10.105	10.782	38	10.150	10.840	4
2012	10.700	12.296	19	10.782	12.409	36	10.840	12.488	4
2013	12.296	16.383	18	12.409	16.558	28	12.488	16.681	4
2014	16.383	18.263	17	16.558	18.487	25	16.681	18.642	4
2015	18.263	19.019	15	18.487	19.280	21	18.642	19.462	3
2016	19.019	17.813	15	19.280	18.085	19	19.462	18.274	4
2017	17.813	22.615	12	18.085	22.994	16	18.274	23.258	4
2018	22.615	21.674	9	22.994	22.071	13	23.258	22.346	3
2019	21.674	27.254	8	22.071	27.794	12	22.346	28.169	3
2020	27.254	38.809	6	27.794	39.638	9	28.169	40.213	1*
Delaware VIP® Value Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.698	14.182	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.182	16.003	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.003	15.781	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.781	17.908	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.908	20.179	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	20.179	19.434	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	19.434	23.078	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	23.078	22.936	1*	N/A	N/A	N/A
A-4

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	10.323	9.945	4	10.386	10.021	16	10.430	10.074	3
2012	9.945	11.447	5	10.021	11.552	16	10.074	11.624	3
2013	11.447	14.856	2	11.552	15.015	13	11.624	15.124	3
2014	14.856	16.439	1*	15.015	16.639	13	15.124	16.777	3
2015	16.439	16.359	1*	16.639	16.584	12	16.777	16.737	2
2016	16.359	17.466	1*	16.584	17.732	12	16.737	17.914	2
2017	17.466	21.046	1*	17.732	21.399	11	17.914	21.641	2
2018	21.046	19.472	1*	21.399	19.829	11	21.641	20.074	2
2019	19.472	25.332	1*	19.829	25.836	11	20.074	26.181	2
2020	25.332	32.696	1*	25.836	33.395	30	26.181	33.875	2
Fidelity® VIP Growth Portfolio - Service Class 2
2011	N/A	N/A	N/A	10.137	10.058	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.058	11.420	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.420	15.414	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.414	16.983	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	12.222	10.798	3	12.297	10.880	7	12.348	10.937	1*
2012	10.798	12.260	3	10.880	12.372	7	10.937	12.448	1*
2013	12.260	16.508	3	12.372	16.684	6	12.448	16.804	1*
2014	16.508	17.347	3	16.684	17.558	5	16.804	17.701	1*
2015	17.347	16.911	3	17.558	17.143	5	17.701	17.299	1*
2016	16.911	18.758	3	17.143	19.044	3	17.299	19.252	1*
2017	18.758	22.408	2	19.044	22.786	3	19.252	23.052	1*
2018	22.408	18.926	1*	22.786	19.272	3	23.052	19.519	1*
2019	18.926	23.103	1*	19.272	23.560	3	19.519	23.896	1*
2020	23.103	26.987	1*	23.560	27.562	2	23.896	27.991	1*
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-5

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Income VIP Fund - Class 2
2011	10.967	11.128	24	11.035	11.213	24	11.080	11.271	1*
2012	11.128	12.423	23	11.213	12.538	15	11.271	12.615	1*
2013	12.423	14.028	11	12.538	14.179	14	12.615	14.280	1*
2014	14.028	14.544	9	14.179	14.722	11	N/A	N/A	N/A
2015	14.544	13.397	9	14.722	13.582	8	N/A	N/A	N/A
2016	13.397	15.139	6	13.582	15.371	7	N/A	N/A	N/A
2017	15.139	16.455	6	15.371	16.734	7	N/A	N/A	N/A
2018	16.455	15.606	5	16.734	15.891	6	N/A	N/A	N/A
2019	15.606	17.949	5	15.891	18.306	6	N/A	N/A	N/A
2020	17.949	17.912	5	18.306	18.295	6	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	9.024	8.850	61	9.079	8.918	95	9.117	8.963	8
2012	8.850	10.020	56	8.918	10.112	86	8.963	10.174	7
2013	10.020	12.736	49	10.112	12.873	66	10.174	12.964	8
2014	12.736	13.521	45	12.873	13.686	61	12.964	13.798	6
2015	13.521	12.738	42	13.686	12.914	53	13.798	13.032	6
2016	12.738	14.651	39	12.914	14.875	44	13.032	15.026	6
2017	14.651	15.732	33	14.875	15.996	41	15.026	16.175	6
2018	15.732	14.178	29	15.996	14.438	36	16.175	14.613	5
2019	14.178	17.222	27	14.438	17.564	35	14.613	17.796	5
2020	17.222	16.207	29	17.564	16.554	36	17.796	16.789	2
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	5.854	6.206	1*	N/A	N/A	N/A	9.153	6.239	1*
2009	6.206	8.831	5	7.319	8.872	2	6.239	8.901	1*
2010	8.831	11.169	6	8.872	11.238	2	8.901	11.286	1*
2011	11.169	10.534	6	11.238	10.615	3	11.286	10.671	1*
2012	10.534	11.573	5	10.615	11.679	3	10.671	11.753	1*
2013	11.573	13.524	5	11.679	13.656	3	11.753	13.748	1*
Goldman Sachs VIT Large Cap Value Fund - Service Shares
2011	13.344	12.263	20	13.385	12.320	29	13.414	12.359	1*
2012	12.263	14.441	18	12.320	14.529	25	12.359	14.589	1*
2013	14.441	19.024	17	14.529	19.169	21	14.589	19.268	1*
2014	19.024	21.231	16	19.169	21.425	18	19.268	21.557	1*
2015	21.231	20.076	15	21.425	20.290	15	21.557	20.436	1*
2016	20.076	22.141	15	20.290	22.411	12	20.436	22.594	1*
2017	22.141	24.040	12	22.411	24.369	12	22.594	24.593	1*
2018	24.040	21.747	10	24.369	22.078	11	24.593	22.302	1*
2019	21.747	27.073	9	22.078	27.526	10	22.302	27.834	1*
2020	27.073	27.835	9	27.526	28.343	9	27.834	28.689	1*
Invesco Oppenheimer V.I. Global Fund - Series II Shares
2011	17.595	15.950	1*	17.651	16.025	3	N/A	N/A	N/A
2012	15.950	19.119	1*	16.025	19.238	3	N/A	N/A	N/A
2013	19.119	24.063	1*	19.238	24.248	2	N/A	N/A	N/A
2014	24.063	24.338	1*	24.248	24.562	2	N/A	N/A	N/A
2015	24.338	25.006	1*	24.562	25.274	2	N/A	N/A	N/A
2016	25.006	24.744	1*	25.274	25.046	2	N/A	N/A	N/A
2017	24.744	33.429	1*	25.046	33.887	1*	N/A	N/A	N/A
2018	33.429	28.698	1*	33.887	29.130	1*	N/A	N/A	N/A
2019	28.698	37.389	1*	29.130	38.007	1*	N/A	N/A	N/A
2020	37.389	47.185	1*	38.007	48.035	1*	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-6

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
2011	15.835	14.989	1*	15.885	15.058	2	N/A	N/A	N/A
2012	14.989	16.426	1*	15.058	16.528	2	N/A	N/A	N/A
2013	16.426	22.100	1*	16.528	22.270	1*	N/A	N/A	N/A
2014	22.100	23.465	1*	22.270	23.682	1*	N/A	N/A	N/A
2015	23.465	22.453	1*	23.682	22.696	1*	N/A	N/A	N/A
2016	22.453	25.755	1*	22.696	26.073	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	26.073	29.140	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	29.140	26.563	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	26.563	32.037	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	32.037	32.362	1*	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2011	10.650	10.979	1*	10.716	11.063	3	N/A	N/A	N/A
2012	10.979	12.864	1*	11.063	12.984	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.984	18.050	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	18.050	18.785	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.785	17.755	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.755	18.604	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.604	23.495	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	23.495	22.402	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.402	30.325	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	30.325	40.356	1*	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.166	8.842	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.842	10.240	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.240	11.985	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.985	12.279	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.316	14.779	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.779	13.475	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.475	15.821	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.821	15.839	2	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.517	6.788	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	6.788	8.368	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.368	8.546	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	8.546	9.622	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	9.622	9.396	1*	8.868	9.514	1*	N/A	N/A	N/A
2016	9.396	9.400	1*	9.514	9.532	1*	N/A	N/A	N/A
2017	9.400	10.301	1*	9.532	10.462	1*	N/A	N/A	N/A
2018	10.301	9.334	1*	10.462	9.493	1*	N/A	N/A	N/A
2019	9.334	11.526	1*	9.493	11.741	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.741	11.368	1*	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2011	10.143	11.247	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.247	11.841	14	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.841	10.729	16	11.627	10.787	13	N/A	N/A	N/A
2014	10.729	10.939	11	10.787	11.015	12	N/A	N/A	N/A
2015	10.939	10.514	11	11.015	10.603	11	N/A	N/A	N/A
2016	10.514	10.766	10	10.603	10.874	2	N/A	N/A	N/A
2017	10.766	10.877	10	10.874	11.001	3	N/A	N/A	N/A
2018	10.877	10.782	9	11.001	10.922	3	11.114	11.017	1*
2019	10.782	11.286	9	10.922	11.450	3	N/A	N/A	N/A
2020	11.286	11.746	8	11.450	11.934	3	N/A	N/A	N/A
A-7

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	12.597	13.391	73	12.674	13.493	135	12.726	13.562	10
2012	13.391	14.098	72	13.493	14.227	130	13.562	14.314	10
2013	14.098	13.602	83	14.227	13.747	130	14.314	13.845	12
2014	13.602	14.236	83	13.747	14.409	122	13.845	14.526	12
2015	14.236	14.113	80	14.409	14.306	105	14.526	14.437	10
2016	14.113	14.318	75	14.306	14.535	97	14.437	14.683	11
2017	14.318	14.758	67	14.535	15.005	95	14.683	15.172	11
2018	14.758	14.453	60	15.005	14.717	79	15.172	14.896	11
2019	14.453	15.588	56	14.717	15.896	77	14.896	16.106	11
2020	15.588	16.913	53	15.896	17.274	71	16.106	17.519	5
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	10.084	9.943	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.943	10.243	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.243	10.203	1*	10.219	10.261	1*	N/A	N/A	N/A
2014	10.203	10.148	1*	10.261	10.220	1*	N/A	N/A	N/A
2015	10.148	9.959	1*	10.220	10.045	1*	N/A	N/A	N/A
2016	9.959	10.067	1*	10.045	10.171	1*	N/A	N/A	N/A
2017	10.067	10.204	1*	10.171	10.325	3	N/A	N/A	N/A
2018	10.204	10.113	1*	10.325	10.250	3	N/A	N/A	N/A
2019	10.113	10.457	1*	10.250	10.615	3	N/A	N/A	N/A
2020	10.457	10.479	1*	10.615	10.653	3	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-8

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Social Awareness Fund - Service Class
2011	N/A	N/A	N/A	9.470	9.427	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class(7)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	N/A	N/A	N/A	9.316	9.325	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.325	10.636	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.636	14.018	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.018	15.692	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-9

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.619	10.581	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.581	10.695	1*	N/A	N/A	N/A
2017	10.770	10.793	1*	10.695	10.900	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.900	10.777	4	10.834	10.859	1*
2019	N/A	N/A	N/A	10.777	11.467	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.467	11.998	4	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	8.078	7.738	3	8.123	7.793	12	8.152	7.833	1*
2012	7.738	9.273	2	7.793	9.352	12	7.833	9.409	1*
2013	9.273	10.993	2	9.352	11.104	10	9.409	11.186	1*
2014	10.993	10.652	2	11.104	10.775	9	11.186	10.865	1*
2015	10.652	9.685	2	10.775	9.812	9	10.865	9.904	1*
2016	9.685	9.806	2	9.812	9.949	4	9.904	10.052	1*
2017	9.806	11.769	4	9.949	11.960	4	10.052	12.095	1*
2018	11.769	10.571	4	11.960	10.758	1*	12.095	10.900	1*
2019	10.571	11.787	4	10.758	12.012	1*	10.900	12.192	1*
2020	11.787	13.128	4	12.012	13.399	1*	12.192	13.622	1*
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.765	12.077	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.077	13.126	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	10.372	10.253	19	10.436	10.332	17	N/A	N/A	N/A
2012	10.253	11.064	19	10.332	11.165	17	N/A	N/A	N/A
2013	11.064	12.419	27	11.165	12.552	19	N/A	N/A	N/A
2014	12.419	12.702	26	12.552	12.857	19	N/A	N/A	N/A
2015	12.702	12.093	26	12.857	12.260	18	N/A	N/A	N/A
2016	12.093	12.523	26	12.260	12.714	18	N/A	N/A	N/A
2017	12.523	14.315	26	12.714	14.555	18	N/A	N/A	N/A
2018	14.315	13.256	31	14.555	13.499	18	N/A	N/A	N/A
2019	13.256	15.182	30	13.499	15.483	18	N/A	N/A	N/A
2020	15.182	15.887	29	15.483	16.227	17	15.945	16.458	37
LVIP Global Income Fund - Service Class
2011	11.625	11.617	5	11.656	11.664	5	N/A	N/A	N/A
2012	11.617	12.367	6	11.664	12.437	5	N/A	N/A	N/A
2013	12.367	11.881	4	12.437	11.966	6	N/A	N/A	N/A
2014	11.881	11.973	4	11.966	12.077	5	N/A	N/A	N/A
2015	11.973	11.597	4	12.077	11.715	3	N/A	N/A	N/A
2016	11.597	11.522	3	11.715	11.657	3	N/A	N/A	N/A
2017	11.522	11.966	4	11.657	12.124	4	N/A	N/A	N/A
2018	11.966	12.055	4	12.124	12.232	7	N/A	N/A	N/A
2019	12.055	12.719	4	12.232	12.926	7	N/A	N/A	N/A
2020	12.719	13.427	3	12.926	13.666	4	N/A	N/A	N/A
A-10

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	11.156	11.157	11	11.226	11.244	3	N/A	N/A	N/A
2012	11.157	12.088	1*	11.244	12.200	3	N/A	N/A	N/A
2013	12.088	13.367	3	12.200	13.511	4	N/A	N/A	N/A
2014	13.367	13.762	1*	13.511	13.931	3	N/A	N/A	N/A
2015	13.762	13.158	1*	13.931	13.327	3	N/A	N/A	N/A
2016	13.158	13.571	1*	13.327	13.766	3	N/A	N/A	N/A
2017	13.571	15.350	1*	13.766	15.581	2	N/A	N/A	N/A
2018	15.350	14.346	25	15.581	14.588	1*	N/A	N/A	N/A
2019	14.346	16.312	25	14.588	16.612	1*	N/A	N/A	N/A
2020	16.312	17.109	24	16.612	17.450	1*	17.111	17.697	8
LVIP Government Money Market Fund - Service Class
2011	10.368	10.278	9	10.432	10.357	7	N/A	N/A	N/A
2012	10.278	10.189	7	10.357	10.282	7	N/A	N/A	N/A
2013	10.189	10.099	1*	10.282	10.208	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.208	10.134	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.134	10.061	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.928	9.970	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.970	10.048	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.371	12.578	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.578	13.270	1*	N/A	N/A	N/A
2014	13.198	13.418	3	13.270	13.511	1*	N/A	N/A	N/A
2015	13.418	12.743	3	13.511	12.851	1*	N/A	N/A	N/A
2016	12.743	14.267	3	12.851	14.410	1*	N/A	N/A	N/A
2017	14.267	15.060	4	14.410	15.233	1*	N/A	N/A	N/A
2018	15.060	14.463	3	15.233	14.651	1*	15.467	14.778	1*
2019	14.463	16.153	1*	14.651	16.388	1*	N/A	N/A	N/A
2020	16.153	16.856	1*	16.388	17.127	1*	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.930	12.501	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.527	12.346	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.346	13.445	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.445	15.267	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.267	13.332	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.332	15.332	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	15.332	15.476	1*	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.487	7.561	15	8.533	7.613	22	8.564	7.649	1*
2012	7.561	8.925	15	7.613	9.001	21	7.649	9.052	1*
2013	8.925	10.024	16	9.001	10.124	18	9.052	10.192	1*
2014	10.024	9.408	15	10.124	9.516	18	10.192	9.590	1*
2015	9.408	9.422	14	9.516	9.544	17	9.590	9.628	1*
2016	9.422	9.468	14	9.544	9.606	15	9.628	9.700	1*
2017	9.468	12.343	10	9.606	12.541	13	9.700	12.676	1*
2018	12.343	11.197	8	12.541	11.394	13	12.676	11.528	1*
2019	11.197	14.120	7	11.394	14.390	12	11.528	14.575	1*
2020	14.120	15.987	7	14.390	16.317	11	14.575	16.543	1*
A-11

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS Value Fund - Service Class
2011	8.611	8.504	55	8.658	8.563	113	8.689	8.602	9
2012	8.504	9.779	51	8.563	9.862	106	8.602	9.918	9
2013	9.779	13.144	52	9.862	13.275	79	9.918	13.363	10
2014	13.144	14.359	45	13.275	14.524	71	13.363	14.635	9
2015	14.359	14.118	41	14.524	14.301	60	14.635	14.425	8
2016	14.118	15.919	38	14.301	16.151	51	14.425	16.307	8
2017	15.919	18.511	30	16.151	18.809	46	16.307	19.009	8
2018	18.511	16.470	26	18.809	16.760	39	19.009	16.955	8
2019	16.470	21.141	22	16.760	21.544	36	16.955	21.818	8
2020	21.141	21.663	22	21.544	22.110	34	21.818	22.414	2
LVIP Mondrian International Value Fund - Service Class
2011	N/A	N/A	N/A	8.837	8.381	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.381	9.095	2	N/A	N/A	N/A
2013	9.998	10.857	20	9.095	10.974	24	10.161	11.052	1*
2014	10.857	10.462	20	10.974	10.590	23	11.052	10.676	1*
2015	10.462	9.952	20	10.590	10.089	22	10.676	10.181	1*
2016	9.952	10.234	19	10.089	10.390	20	10.181	10.496	1*
2017	10.234	12.276	15	10.390	12.482	17	10.496	12.622	1*
2018	12.276	10.742	12	12.482	10.939	16	12.622	11.073	1*
2019	10.742	12.557	12	10.939	12.807	16	11.073	12.976	1*
2020	12.557	11.796	13	12.807	12.049	16	12.976	12.220	1*
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.187	10.193	1*	10.238	10.248	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.248	10.264	2	10.284	10.311	1*
2019	N/A	N/A	N/A	10.264	10.504	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.504	10.825	2	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	11.363	12.064	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.064	12.386	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.386	11.930	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.930	12.471	1*	12.218	12.594	5	N/A	N/A	N/A
2015	12.471	12.358	1*	12.594	12.500	4	N/A	N/A	N/A
2016	12.358	12.496	1*	12.500	12.659	4	N/A	N/A	N/A
2017	12.496	12.746	1*	12.659	12.932	5	N/A	N/A	N/A
2018	12.746	12.560	1*	12.932	12.761	4	N/A	N/A	N/A
2019	12.560	13.439	1*	12.761	13.675	5	N/A	N/A	N/A
2020	13.439	14.281	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-12

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2011	9.529	8.277	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.599	11.141	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.141	10.556	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.556	11.469	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.469	14.030	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.030	11.775	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.775	13.455	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	14.405	12.112	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.112	13.490	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.490	12.958	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.958	12.378	1*	12.508	12.501	1*	N/A	N/A	N/A
2015	12.378	10.151	1*	12.501	10.267	1*	N/A	N/A	N/A
2016	10.151	11.585	1*	10.267	11.735	1*	N/A	N/A	N/A
2017	11.585	14.181	1*	11.735	14.386	1*	N/A	N/A	N/A
2018	14.181	12.291	1*	14.386	12.488	1*	N/A	N/A	N/A
2019	12.291	13.076	1*	12.488	13.305	1*	N/A	N/A	N/A
2020	13.076	13.270	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	8.587	7.438	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	7.438	8.685	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.685	10.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.388	9.670	1*	10.461	9.764	1*	N/A	N/A	N/A
2015	9.670	9.442	1*	9.764	9.549	1*	N/A	N/A	N/A
2016	9.442	9.427	1*	9.549	9.548	1*	N/A	N/A	N/A
2017	9.427	11.620	1*	9.548	11.787	1*	N/A	N/A	N/A
2018	11.620	9.913	1*	11.787	10.070	4	N/A	N/A	N/A
2019	9.913	11.914	1*	10.070	12.122	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.122	12.944	3	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	11.029	11.156	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.084	19.367	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.367	18.279	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.279	21.993	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.993	25.859	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.859	22.757	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.757	28.683	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.769	14.571	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.571	17.056	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.056	19.222	1*	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.246	12.791	6	12.298	12.856	20	12.332	12.900	2
2014	12.791	13.347	6	12.856	13.436	18	12.900	13.495	3
2015	13.347	12.838	6	13.436	12.943	15	13.495	13.013	2
2016	12.838	13.869	2	12.943	14.003	11	13.013	14.093	3
2017	13.869	15.512	2	14.003	15.686	10	14.093	15.803	3
2018	15.512	14.242	2	15.686	14.423	10	15.803	14.545	3
2019	14.242	16.413	2	14.423	16.646	9	14.545	16.804	3
2020	16.413	17.825	2	16.646	18.106	9	16.804	18.295	3
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.080	13.319	15	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.319	13.882	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.882	13.265	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.265	14.509	15	N/A	N/A	N/A
2017	15.446	16.322	1*	14.509	16.505	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.505	15.001	14	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.001	17.441	14	N/A	N/A	N/A
2020	N/A	N/A	N/A	17.441	18.870	14	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	8.809	8.870	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.870	10.141	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.141	13.233	1*	12.005	13.375	1*	N/A	N/A	N/A
2014	13.233	14.839	1*	13.375	15.020	2	N/A	N/A	N/A
2015	14.839	14.840	1*	15.020	15.044	2	N/A	N/A	N/A
2016	14.840	16.396	1*	15.044	16.646	2	N/A	N/A	N/A
2017	16.396	19.704	1*	16.646	20.035	2	N/A	N/A	N/A
2018	19.704	18.577	1*	20.035	18.916	3	N/A	N/A	N/A
2019	18.577	24.086	1*	18.916	24.570	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	24.570	28.713	1*	N/A	N/A	N/A
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-14

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Cap Index Fund - Service Class
2011	9.319	8.792	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.792	10.073	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.073	13.732	4	11.898	13.870	3	11.970	13.962	1*
2014	13.732	14.210	1*	13.870	14.374	3	N/A	N/A	N/A
2015	14.210	13.385	1*	14.374	13.559	4	N/A	N/A	N/A
2016	13.385	15.968	1*	13.559	16.201	4	N/A	N/A	N/A
2017	15.968	18.028	1*	16.201	18.319	4	N/A	N/A	N/A
2018	18.028	15.794	1*	18.319	16.075	4	N/A	N/A	N/A
2019	15.794	19.522	1*	16.075	19.899	4	N/A	N/A	N/A
2020	19.522	23.005	1*	19.899	23.483	4	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	13.728	13.271	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.831	20.674	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.674	19.066	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.066	24.557	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	24.557	25.852	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.852	22.152	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	22.152	26.278	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	26.278	27.574	1*	N/A	N/A	N/A
LVIP T. Rowe Price 2010 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-15

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price 2040 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	N/A	N/A	N/A	9.403	9.156	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.156	10.725	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.725	14.765	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.838	17.422	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.422	17.490	1*	N/A	N/A	N/A
2017	18.182	22.783	1*	17.490	23.151	1*	N/A	N/A	N/A
2018	22.783	22.271	1*	23.151	22.665	1*	N/A	N/A	N/A
2019	22.271	28.855	1*	22.665	29.408	1*	N/A	N/A	N/A
2020	28.855	38.927	1*	29.408	39.734	1*	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	11.593	11.016	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.016	12.669	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.669	16.881	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	16.881	18.621	1*	17.292	18.845	1*	N/A	N/A	N/A
2015	18.621	18.791	1*	18.845	19.050	1*	N/A	N/A	N/A
2016	18.791	19.979	1*	19.050	20.285	1*	N/A	N/A	N/A
2017	19.979	24.639	1*	20.285	25.054	1*	N/A	N/A	N/A
2018	24.639	23.611	1*	25.054	24.045	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	24.045	32.711	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	32.711	42.648	1*	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	17.139	19.862	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	19.862	18.666	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	18.666	24.042	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	24.042	28.480	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.110	13.321	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.321	11.249	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.249	13.610	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.610	14.942	1*	N/A	N/A	N/A
A-16

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth Fund - Service Class
2011	9.733	8.755	30	9.786	8.815	49	9.823	8.858	4
2012	8.755	10.305	29	8.815	10.392	48	8.858	10.452	4
2013	10.305	13.855	27	10.392	13.993	39	10.452	14.088	5
2014	13.855	15.254	25	13.993	15.429	34	14.088	15.549	4
2015	15.254	16.501	22	15.429	16.715	28	15.549	16.862	4
2016	16.501	16.329	22	16.715	16.565	24	16.862	16.728	4
2017	16.329	21.931	15	16.565	22.282	20	16.728	22.524	4
2018	21.931	21.974	11	22.282	22.359	16	22.524	22.625	4
2019	21.974	30.713	9	22.359	31.298	13	22.625	31.702	3
2020	30.713	43.426	7	31.298	44.320	10	31.702	44.940	1*
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.771	7.862	1*	8.818	7.917	2	N/A	N/A	N/A
2012	7.862	9.647	1*	7.917	9.729	2	N/A	N/A	N/A
2013	9.647	12.794	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.794	13.696	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	13.696	13.334	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	13.334	14.904	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	14.904	16.713	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	16.713	14.120	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	14.120	18.229	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.938	11.256	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.144	23.655	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	23.655	32.348	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(9)
2009	8.044	9.385	2	8.069	9.429	11	N/A	N/A	N/A
2010	9.385	10.197	24	9.429	10.260	21	9.458	10.302	2
2011	10.197	10.266	8	10.260	10.344	26	10.302	10.398	2
2012	10.266	11.286	7	10.344	11.390	20	10.398	11.460	2
2013	11.286	12.532	7	11.390	12.654	20	11.460	12.737	2
MFS® VIT Utilities Series - Service Class
2011	11.988	12.654	1*	12.064	12.753	1*	N/A	N/A	N/A
2012	12.654	14.197	1*	12.753	14.329	1*	N/A	N/A	N/A
2013	14.197	16.916	1*	14.329	17.096	1*	N/A	N/A	N/A
2014	16.916	18.855	1*	17.096	19.083	1*	N/A	N/A	N/A
2015	18.855	15.928	1*	19.083	16.147	1*	N/A	N/A	N/A
2016	15.928	17.559	1*	16.147	17.826	1*	N/A	N/A	N/A
2017	17.559	19.924	1*	17.826	20.257	1*	N/A	N/A	N/A
2018	19.924	19.905	1*	20.257	20.269	1*	N/A	N/A	N/A
2019	19.905	24.618	1*	20.269	25.104	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	25.104	26.313	1*	N/A	N/A	N/A
A-17

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Morgan Stanley VIF Growth Portfolio - Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	62.646	56.652	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	56.652	73.923	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.525	14.261	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	14.261	14.895	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.895	12.621	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.621	10.204	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.204	7.536	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	7.536	8.601	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	8.601	8.720	5
2018	N/A	N/A	N/A	N/A	N/A	N/A	8.720	7.433	5
2019	N/A	N/A	N/A	N/A	N/A	N/A	7.433	8.224	6
2020	N/A	N/A	N/A	N/A	N/A	N/A	8.224	8.271	7
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2011	15.808	15.530	5	15.906	15.650	7	15.971	15.730	1*
2012	15.530	17.710	4	15.650	17.873	6	15.730	17.982	1*
2013	17.710	17.837	6	17.873	18.029	6	17.982	18.157	1*
2014	17.837	18.001	2	18.029	18.222	6	18.157	18.369	1*
2015	18.001	17.072	2	18.222	17.308	6	18.369	17.464	1*
2016	17.072	17.416	2	17.308	17.683	3	17.464	17.860	1*
2017	17.416	17.593	3	17.683	17.889	3	17.860	18.086	1*
2018	17.593	17.773	2	17.889	18.099	2	18.086	18.318	1*
2019	17.773	17.968	2	18.099	18.326	2	18.318	18.566	1*
2020	17.968	16.867	1*	18.326	17.228	2	18.566	17.471	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
A-18

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	12.294	9.341	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.341	10.493	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.493	12.796	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.796	13.304	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.304	13.547	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.547	13.323	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.323	18.014	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.014	16.089	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.089	20.720	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	20.720	28.593	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	8.298	8.710	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.710	10.105	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.105	11.838	1*	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	11.581	11.581	1*	7.063	7.187	1*
2011	7.099	5.660	9	11.581	9.255	17	7.187	5.747	8
2012	5.660	6.395	9	9.255	10.485	17	5.747	6.514	8
2013	6.395	7.054	8	10.485	11.575	15	6.514	7.192	7
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	11.377	10.287	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.287	12.060	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.060	16.426	1*	14.717	16.192	2	N/A	N/A	N/A
2014	16.426	17.709	1*	16.192	17.500	2	N/A	N/A	N/A
2015	17.709	16.527	1*	17.500	16.372	1*	N/A	N/A	N/A
2016	16.527	20.409	1*	16.372	20.268	1*	N/A	N/A	N/A
2017	20.409	22.790	1*	20.268	22.690	1*	N/A	N/A	N/A
2018	22.790	19.104	1*	22.690	19.067	1*	N/A	N/A	N/A
2019	19.104	22.668	1*	19.067	22.679	1*	N/A	N/A	N/A
2020	22.668	23.115	1*	22.679	23.186	1*	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	11.135	10.040	4	11.739	10.610	2	N/A	N/A	N/A
2012	10.040	12.176	5	10.610	12.901	2	N/A	N/A	N/A
2013	12.176	15.565	5	12.901	16.532	3	N/A	N/A	N/A
2014	15.565	15.759	5	16.532	16.780	4	N/A	N/A	N/A
2015	15.759	16.676	3	16.780	17.800	2	N/A	N/A	N/A
2016	16.676	16.604	1*	17.800	17.768	3	N/A	N/A	N/A
2017	16.604	21.602	1*	17.768	23.174	2	N/A	N/A	N/A
2018	21.602	19.443	1*	23.174	20.910	4	N/A	N/A	N/A
2019	19.443	26.028	1*	20.910	28.061	4	N/A	N/A	N/A
2020	26.028	33.603	1*	28.061	36.319	3	N/A	N/A	N/A
B-1

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Small Capitalization Fund - Class 2
2011	11.101	8.882	12	11.951	9.586	28	11.239	9.019	6
2012	8.882	10.387	18	9.586	11.239	41	9.019	10.579	6
2013	10.387	13.185	17	11.239	14.302	45	10.579	13.469	4
2014	13.185	13.324	18	14.302	14.489	45	13.469	13.652	5
2015	13.324	13.220	17	14.489	14.412	42	13.652	13.586	5
2016	13.220	13.356	16	14.412	14.597	43	13.586	13.768	5
2017	13.356	16.639	14	14.597	18.231	40	13.768	17.203	4
2018	16.639	14.729	13	18.231	16.178	37	17.203	15.274	4
2019	14.729	19.168	12	16.178	21.107	35	15.274	19.938	2
2020	19.168	24.606	11	21.107	27.163	32	19.938	25.671	2
American Funds Growth Fund - Class 2
2011	10.052	9.521	4	11.593	11.008	12	10.177	9.669	7
2012	9.521	11.107	5	11.008	12.874	8	9.669	11.313	6
2013	11.107	14.300	5	12.874	16.617	6	11.313	14.609	6
2014	14.300	15.355	5	16.617	17.887	7	14.609	15.734	5
2015	15.355	16.237	3	17.887	18.961	9	15.734	16.687	4
2016	16.237	17.592	1*	18.961	20.595	8	16.687	18.134	3
2017	17.592	22.334	2	20.595	26.211	8	18.134	23.090	3
2018	22.334	22.048	2	26.211	25.937	7	23.090	22.861	2
2019	22.048	28.532	1*	25.937	33.649	7	22.861	29.673	2
2020	28.532	42.938	1*	33.649	50.766	6	29.673	44.790	2
American Funds Growth-Income Fund - Class 2
2011	9.195	8.932	45	11.066	10.777	38	9.309	9.070	12
2012	8.932	10.384	63	10.777	12.560	58	9.070	10.577	11
2013	10.384	13.718	58	12.560	16.634	64	10.577	14.014	9
2014	13.718	15.019	56	16.634	18.256	59	14.014	15.389	9
2015	15.019	15.078	50	18.256	18.374	54	15.389	15.496	8
2016	15.078	16.640	46	18.374	20.328	51	15.496	17.152	5
2017	16.640	20.151	36	20.328	24.679	47	17.152	20.834	5
2018	20.151	19.584	31	24.679	24.045	42	20.834	20.309	4
2019	19.584	24.445	27	24.045	30.088	40	20.309	25.426	2
2020	24.445	27.467	26	30.088	33.892	38	25.426	28.654	2
American Funds International Fund - Class 2
2011	10.681	9.093	15	11.855	10.118	22	10.813	9.234	7
2012	9.093	10.609	25	10.118	11.835	36	9.234	10.806	6
2013	10.609	12.769	26	11.835	14.280	47	10.806	13.046	6
2014	12.769	12.301	30	14.280	13.791	48	13.046	12.605	6
2015	12.301	11.621	28	13.791	13.062	40	12.605	11.944	6
2016	11.621	11.906	26	13.062	13.415	40	11.944	12.274	6
2017	11.906	15.569	18	13.415	17.586	35	12.274	16.098	5
2018	15.569	13.383	18	17.586	15.155	33	16.098	13.879	5
2019	13.383	16.274	16	15.155	18.474	31	13.879	16.928	5
2020	16.274	18.354	16	18.474	20.888	31	16.928	19.149	5
BlackRock Global Allocation V.I. Fund - Class III
2011	12.613	12.027	5	11.045	10.558	13	N/A	N/A	N/A
2012	12.027	13.087	4	10.558	11.518	20	N/A	N/A	N/A
2013	13.087	14.817	4	11.518	13.073	17	N/A	N/A	N/A
2014	14.817	14.946	4	13.073	13.219	21	N/A	N/A	N/A
2015	14.946	14.642	4	13.219	12.983	18	N/A	N/A	N/A
2016	14.642	15.040	4	12.983	13.369	17	N/A	N/A	N/A
2017	15.040	16.923	4	13.369	15.081	16	N/A	N/A	N/A
2018	16.923	15.477	4	15.081	13.827	16	N/A	N/A	N/A
2019	15.477	18.035	4	13.827	16.152	15	N/A	N/A	N/A
2020	18.035	21.542	3	16.152	19.342	14	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-2

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2011	13.504	14.185	23	10.337	10.886	39	13.672	14.405	4
2012	14.185	15.002	29	10.886	11.542	55	14.405	15.280	4
2013	15.002	14.635	33	11.542	11.287	66	15.280	14.950	4
2014	14.635	15.203	33	11.287	11.755	60	14.950	15.578	4
2015	15.203	14.843	32	11.755	11.505	57	15.578	15.254	4
2016	14.843	15.170	31	11.505	11.788	68	15.254	15.638	4
2017	15.170	15.746	27	11.788	12.266	71	15.638	16.280	4
2018	15.746	15.226	25	12.266	11.890	64	16.280	15.789	4
2019	15.226	16.586	26	11.890	12.985	62	15.789	17.251	2
2020	16.586	18.167	25	12.985	14.259	61	17.251	18.953	2
Delaware VIP® Emerging Markets Series - Service Class
2011	11.844	9.377	6	12.427	9.861	17	11.973	9.507	7
2012	9.377	10.596	6	9.861	11.170	13	9.507	10.775	7
2013	10.596	11.519	6	11.170	12.174	9	10.775	11.748	7
2014	11.519	10.456	5	12.174	11.079	14	11.748	10.697	7
2015	10.456	8.818	5	11.079	9.367	14	10.697	9.048	8
2016	8.818	9.920	2	9.367	10.563	15	9.048	10.209	5
2017	9.920	13.765	2	10.563	14.695	13	10.209	14.209	4
2018	13.765	11.439	2	14.695	12.241	12	14.209	11.843	5
2019	11.439	13.838	2	12.241	14.846	11	11.843	14.370	5
2020	13.838	17.074	1*	14.846	18.364	10	14.370	17.784	4
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.704	11.878	29	10.162	10.339	71	11.848	12.060	17
2012	11.878	12.051	43	10.339	10.515	126	12.060	12.272	18
2013	12.051	11.766	51	10.515	10.293	153	12.272	12.019	17
2014	11.766	11.812	52	10.293	10.358	147	12.019	12.101	17
2015	11.812	11.762	50	10.358	10.340	125	12.101	12.086	17
2016	11.762	11.841	49	10.340	10.436	121	12.086	12.204	17
2017	11.841	11.942	45	10.436	10.551	128	12.204	12.345	16
2018	11.942	11.823	42	10.551	10.473	115	12.345	12.259	15
2019	11.823	12.261	42	10.473	10.888	116	12.259	12.751	13
2020	12.261	12.633	43	10.888	11.246	117	12.751	13.177	14
Delaware VIP® REIT Series - Service Class
2011	8.410	9.206	2	11.046	12.121	1*	N/A	N/A	N/A
2012	9.206	10.622	1*	12.121	14.021	1*	N/A	N/A	N/A
2013	10.622	10.714	1*	14.021	14.177	1*	N/A	N/A	N/A
2014	10.714	13.689	1*	14.177	18.159	1*	N/A	N/A	N/A
2015	13.689	14.024	1*	18.159	18.649	1*	N/A	N/A	N/A
2016	14.024	14.656	1*	18.649	19.539	2	N/A	N/A	N/A
2017	14.656	14.686	1*	19.539	19.629	2	N/A	N/A	N/A
2018	14.686	13.440	1*	19.629	18.009	2	N/A	N/A	N/A
2019	13.440	16.824	1*	18.009	22.600	2	N/A	N/A	N/A
2020	16.824	14.876	1*	22.600	20.033	2	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2011	11.724	11.417	1*	11.757	11.477	11	11.813	11.538	6
2012	11.417	12.840	1*	11.477	12.938	7	11.538	13.013	6
2013	12.840	16.924	1*	12.938	17.093	4	13.013	17.200	5
2014	16.924	17.688	1*	17.093	17.909	3	17.200	18.031	5
2015	17.688	16.373	1*	17.909	16.618	3	18.031	16.740	4
2016	16.373	21.238	1*	16.618	21.611	3	16.740	21.779	3
2017	21.238	23.490	1*	21.611	23.959	3	21.779	24.158	3
2018	23.490	19.305	1*	23.959	19.741	2	24.158	19.915	3
2019	19.305	24.396	1*	19.741	25.013	2	19.915	25.245	3
2020	24.396	23.616	1*	25.013	24.273	2	25.245	24.511	3
B-3

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Smid Cap Core Series - Service Class
2011	N/A	N/A	N/A	12.217	13.077	2	N/A	N/A	N/A
2012	12.848	13.535	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.535	18.882	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	18.882	19.221	1*	19.165	20.501	1*	N/A	N/A	N/A
2015	19.221	20.411	1*	20.501	21.824	1*	N/A	N/A	N/A
2016	20.411	21.816	1*	21.824	23.385	4	N/A	N/A	N/A
2017	21.816	25.557	1*	23.385	27.463	3	N/A	N/A	N/A
2018	25.557	22.153	1*	27.463	23.865	4	N/A	N/A	N/A
2019	22.153	28.336	1*	23.865	30.601	4	N/A	N/A	N/A
2020	28.336	31.051	1*	30.601	33.617	4	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2011	9.981	10.618	14	11.475	12.238	26	10.105	10.782	8
2012	10.618	12.184	18	12.238	14.078	35	10.782	12.409	8
2013	12.184	16.209	17	14.078	18.776	38	12.409	16.558	6
2014	16.209	18.042	17	18.776	20.952	33	16.558	18.487	6
2015	18.042	18.761	15	20.952	21.840	31	18.487	19.280	5
2016	18.761	17.545	15	21.840	20.476	31	19.280	18.085	6
2017	17.545	22.241	13	20.476	26.022	29	18.085	22.994	7
2018	22.241	21.284	12	26.022	24.964	24	22.994	22.071	6
2019	21.284	26.723	11	24.964	31.422	23	22.071	27.794	3
2020	26.723	37.996	9	31.422	44.790	20	27.794	39.638	2
Delaware VIP® Value Series - Service Class
2011	N/A	N/A	N/A	11.318	12.266	1*	N/A	N/A	N/A
2012	9.458	10.519	3	12.266	13.925	1*	N/A	N/A	N/A
2013	10.519	13.883	3	13.925	18.425	2	N/A	N/A	N/A
2014	13.883	15.620	2	18.425	20.782	2	N/A	N/A	N/A
2015	15.620	15.358	2	20.782	20.484	1*	N/A	N/A	N/A
2016	15.358	17.374	2	20.484	23.231	1*	N/A	N/A	N/A
2017	17.374	19.519	2	23.231	26.166	1*	N/A	N/A	N/A
2018	19.519	18.736	2	26.166	25.180	1*	N/A	N/A	N/A
2019	18.736	22.175	1*	25.180	29.873	1*	N/A	N/A	N/A
2020	22.175	21.973	1*	29.873	29.673	1*	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.298	11.574	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.574	11.854	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-4

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	10.259	9.869	22	11.376	10.971	27	10.386	10.021	5
2012	9.869	11.342	18	10.971	12.640	26	10.021	11.552	5
2013	11.342	14.698	16	12.640	16.421	20	11.552	15.015	4
2014	14.698	16.240	15	16.421	18.189	18	15.015	16.639	4
2015	16.240	16.137	14	18.189	18.119	14	16.639	16.584	4
2016	16.137	17.203	12	18.119	19.364	16	16.584	17.732	4
2017	17.203	20.698	9	19.364	23.356	14	17.732	21.399	3
2018	20.698	19.122	7	23.356	21.632	12	21.399	19.829	3
2019	19.122	24.840	7	21.632	28.171	11	19.829	25.836	3
2020	24.840	32.012	6	28.171	36.395	9	25.836	33.395	2
Fidelity® VIP Growth Portfolio - Service Class 2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	15.840	17.449	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	17.449	23.276	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	23.276	22.931	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	22.931	30.404	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	30.404	43.190	1*	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	12.147	10.715	8	11.862	10.490	21	12.297	10.880	7
2012	10.715	12.148	8	10.490	11.922	18	10.880	12.372	6
2013	12.148	16.333	7	11.922	16.070	17	12.372	16.684	6
2014	16.333	17.137	8	16.070	16.903	17	16.684	17.558	6
2015	17.137	16.682	7	16.903	16.495	16	17.558	17.143	5
2016	16.682	18.476	5	16.495	18.315	16	17.143	19.044	4
2017	18.476	22.038	4	18.315	21.901	15	19.044	22.786	4
2018	22.038	18.586	4	21.901	18.517	14	22.786	19.272	3
2019	18.586	22.654	4	18.517	22.626	14	19.272	23.560	3
2020	22.654	26.422	4	22.626	26.456	14	23.560	27.562	3
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	10.899	11.042	14	10.947	11.119	5	N/A	N/A	N/A
2012	11.042	12.310	12	11.119	12.426	9	N/A	N/A	N/A
2013	12.310	13.879	12	12.426	14.046	9	N/A	N/A	N/A
2014	13.879	14.368	12	14.046	14.577	8	N/A	N/A	N/A
2015	14.368	13.215	11	14.577	13.441	6	N/A	N/A	N/A
2016	13.215	14.911	8	13.441	15.203	6	N/A	N/A	N/A
2017	14.911	16.182	8	15.203	16.541	6	N/A	N/A	N/A
2018	16.182	15.324	7	16.541	15.703	6	N/A	N/A	N/A
2019	15.324	17.599	5	15.703	18.080	5	N/A	N/A	N/A
2020	17.599	17.536	6	18.080	18.060	6	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-5

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Mutual Shares VIP Fund - Class 2
2011	8.968	8.782	46	10.812	10.614	50	9.079	8.918	16
2012	8.782	9.928	55	10.614	12.029	66	8.918	10.112	15
2013	9.928	12.601	52	12.029	15.306	68	10.112	12.873	12
2014	12.601	13.358	53	15.306	16.265	63	12.873	13.686	12
2015	13.358	12.565	51	16.265	15.339	58	13.686	12.914	12
2016	12.565	14.431	42	15.339	17.660	53	12.914	14.875	11
2017	14.431	15.472	34	17.660	18.982	52	14.875	15.996	11
2018	15.472	13.923	31	18.982	17.124	46	15.996	14.438	10
2019	13.923	16.887	30	17.124	20.822	45	14.438	17.564	8
2020	16.887	15.868	33	20.822	19.614	50	17.564	16.554	9
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.988	11.320	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.320	12.451	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.451	14.555	1*	N/A	N/A	N/A
Goldman Sachs VIT Large Cap Value Fund - Service Shares
2011	13.301	12.205	9	10.951	10.074	32	13.385	12.320	7
2012	12.205	14.351	7	10.074	11.875	28	12.320	14.529	7
2013	14.351	18.878	6	11.875	15.659	25	14.529	19.169	5
2014	18.878	21.036	6	15.659	17.494	20	19.169	21.425	5
2015	21.036	19.862	6	17.494	16.559	20	21.425	20.290	5
2016	19.862	21.872	6	16.559	18.280	18	20.290	22.411	5
2017	21.872	23.713	6	18.280	19.868	18	22.411	24.369	5
2018	23.713	21.418	5	19.868	17.990	16	24.369	22.078	4
2019	21.418	26.624	5	17.990	22.419	15	22.078	27.526	2
2020	26.624	27.332	5	22.419	23.073	16	27.526	28.343	2
Invesco Oppenheimer V.I. Global Fund - Series II Shares
2011	17.539	15.874	1*	11.68	10.599	11	N/A	N/A	N/A
2012	15.874	19.000	1*	10.599	12.718	10	N/A	N/A	N/A
2013	19.000	23.876	1*	12.718	16.022	8	N/A	N/A	N/A
2014	23.876	24.113	1*	16.022	16.221	8	N/A	N/A	N/A
2015	24.113	24.737	1*	16.221	16.682	7	N/A	N/A	N/A
2016	24.737	24.440	1*	16.682	16.524	7	N/A	N/A	N/A
2017	24.440	32.973	1*	16.524	22.345	6	N/A	N/A	N/A
2018	32.973	28.255	1*	22.345	19.198	6	N/A	N/A	N/A
2019	28.255	36.754	1*	19.198	25.036	6	N/A	N/A	N/A
2020	36.754	46.313	1*	25.036	31.626	5	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
2011	15.784	14.918	1*	11.261	10.669	1*	N/A	N/A	N/A
2012	14.918	16.324	1*	10.669	11.705	1*	N/A	N/A	N/A
2013	16.324	21.930	1*	11.705	15.764	1*	N/A	N/A	N/A
2014	21.930	23.251	1*	15.764	16.755	1*	N/A	N/A	N/A
2015	23.251	22.216	1*	16.755	16.049	1*	N/A	N/A	N/A
2016	22.216	25.445	1*	16.049	18.429	1*	N/A	N/A	N/A
2017	25.445	28.346	1*	18.429	20.582	1*	N/A	N/A	N/A
2018	28.346	25.760	1*	20.582	18.754	1*	N/A	N/A	N/A
2019	25.760	30.976	1*	18.754	22.608	1*	N/A	N/A	N/A
2020	30.976	31.196	1*	22.608	22.825	1*	N/A	N/A	N/A
B-6

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Baron Growth Opportunities Fund - Service Class
2011	N/A	N/A	N/A	11.628	12.000	1*	N/A	N/A	N/A
2012	11.737	12.749	1*	12.000	14.075	1*	N/A	N/A	N/A
2013	12.749	17.670	1*	14.075	19.555	1*	N/A	N/A	N/A
2014	17.670	18.335	1*	19.555	20.340	2	N/A	N/A	N/A
2015	18.335	17.278	1*	20.340	19.215	6	N/A	N/A	N/A
2016	17.278	18.050	1*	19.215	20.124	7	N/A	N/A	N/A
2017	18.050	22.725	1*	20.124	25.402	7	N/A	N/A	N/A
2018	22.725	21.601	1*	25.402	24.208	6	N/A	N/A	N/A
2019	21.601	29.154	1*	24.208	32.753	6	N/A	N/A	N/A
2020	29.154	38.684	1*	32.753	43.565	6	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.659	12.506	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.506	14.629	8	N/A	N/A	N/A
2014	11.642	11.984	1*	14.629	14.981	7	N/A	N/A	N/A
2015	11.984	11.255	1*	14.981	14.104	4	N/A	N/A	N/A
2016	11.255	12.438	1*	14.104	15.626	8	N/A	N/A	N/A
2017	12.438	14.294	1*	15.626	18.003	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.003	16.407	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.407	19.254	5	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.254	19.266	5	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.477	6.740	2	11.709	10.582	4	N/A	N/A	N/A
2012	6.740	8.296	1*	10.582	13.058	4	N/A	N/A	N/A
2013	8.296	8.459	1*	13.058	13.348	4	N/A	N/A	N/A
2014	8.459	9.509	1*	13.348	15.042	4	N/A	N/A	N/A
2015	9.509	9.272	1*	15.042	14.704	3	N/A	N/A	N/A
2016	9.272	9.261	1*	14.704	14.723	3	N/A	N/A	N/A
2017	9.261	10.135	1*	14.723	16.152	3	N/A	N/A	N/A
2018	10.135	9.169	1*	16.152	14.650	3	N/A	N/A	N/A
2019	9.169	11.306	1*	14.650	18.109	3	N/A	N/A	N/A
2020	11.306	10.914	2	18.109	17.525	3	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2011	10.134	11.219	3	10.150	11.265	7	N/A	N/A	N/A
2012	11.219	11.795	4	11.265	11.873	12	N/A	N/A	N/A
2013	11.795	10.670	5	11.873	10.769	18	N/A	N/A	N/A
2014	10.670	10.863	5	10.769	10.991	16	N/A	N/A	N/A
2015	10.863	10.426	5	10.991	10.575	9	N/A	N/A	N/A
2016	10.426	10.660	5	10.575	10.839	9	N/A	N/A	N/A
2017	10.660	10.752	5	10.839	10.961	9	N/A	N/A	N/A
2018	10.752	10.643	5	10.961	10.876	10	N/A	N/A	N/A
2019	10.643	11.124	3	10.876	11.396	10	N/A	N/A	N/A
2020	11.124	11.560	3	11.396	11.872	10	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.324	15.385	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.385	15.025	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.025	18.753	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.753	17.758	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	17.758	21.076	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	21.076	25.823	1*	N/A	N/A	N/A
B-7

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.805	12.724	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.724	15.809	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.809	15.704	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.704	19.410	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.410	24.532	1*	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	12.519	13.287	67	10.322	10.984	140	12.674	13.493	30
2012	13.287	13.968	91	10.984	11.575	228	13.493	14.227	30
2013	13.968	13.457	106	11.575	11.179	252	14.227	13.747	30
2014	13.457	14.063	107	11.179	11.712	251	13.747	14.409	30
2015	14.063	13.920	101	11.712	11.623	233	14.409	14.306	29
2016	13.920	14.101	90	11.623	11.803	235	14.306	14.535	25
2017	14.101	14.513	78	11.803	12.178	244	14.535	15.005	27
2018	14.513	14.192	72	12.178	11.938	219	15.005	14.717	26
2019	14.192	15.283	68	11.938	12.889	214	14.717	15.896	18
2020	15.283	16.558	66	12.889	13.998	207	15.896	17.274	18
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	10.075	9.921	2	10.091	9.961	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.961	10.273	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.273	10.243	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.243	10.198	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.198	10.018	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.018	10.138	11	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.138	10.286	11	N/A	N/A	N/A
2018	10.095	9.987	1*	10.286	10.206	12	N/A	N/A	N/A
2019	9.987	10.309	1*	10.206	10.565	12	N/A	N/A	N/A
2020	10.309	10.314	1*	10.565	10.598	13	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	11.779	11.039	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.039	12.543	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.543	16.589	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.589	17.650	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	17.650	17.494	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.494	20.823	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.823	24.239	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	24.239	20.428	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	20.428	26.338	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	26.338	26.170	4	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.673	10.553	4	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.553	14.121	3	N/A	N/A	N/A	N/A	N/A	N/A
2014	14.121	16.041	3	N/A	N/A	N/A	N/A	N/A	N/A
2015	16.041	15.713	3	N/A	N/A	N/A	N/A	N/A	N/A
2016	15.713	16.523	3	N/A	N/A	N/A	N/A	N/A	N/A
2017	16.523	19.583	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	19.583	18.431	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	18.431	23.986	3	N/A	N/A	N/A	N/A	N/A	N/A
2020	23.986	28.308	2	N/A	N/A	N/A	N/A	N/A	N/A
B-8

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.053	9.714	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.714	9.802	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.802	12.237	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.237	10.163	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.163	11.747	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.747	10.878	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.845	14.546	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.546	17.153	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.153	15.652	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.652	18.521	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	18.521	21.130	1*	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	10.286	10.380	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.380	10.629	2	10.647	10.672	2	N/A	N/A	N/A
2013	10.629	10.202	12	10.672	10.269	7	N/A	N/A	N/A
2014	10.202	10.539	12	10.269	10.634	5	N/A	N/A	N/A
2015	10.539	10.435	11	10.634	10.556	4	N/A	N/A	N/A
2016	10.435	10.516	11	10.556	10.665	4	N/A	N/A	N/A
2017	10.516	10.686	11	10.665	10.864	4	N/A	N/A	N/A
2018	10.686	10.533	11	10.864	10.736	10	N/A	N/A	N/A
2019	10.533	11.174	10	10.736	11.418	9	N/A	N/A	N/A
2020	11.174	11.657	10	11.418	11.940	8	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	8.035	7.686	2	11.269	10.806	3	N/A	N/A	N/A
2012	7.686	9.196	2	10.806	12.962	4	N/A	N/A	N/A
2013	9.196	10.887	1*	12.962	15.383	4	N/A	N/A	N/A
2014	10.887	10.533	1*	15.383	14.920	26	N/A	N/A	N/A
2015	10.533	9.562	1*	14.920	13.579	25	N/A	N/A	N/A
2016	9.562	9.667	1*	13.579	13.762	25	N/A	N/A	N/A
2017	9.667	11.585	1*	13.762	16.533	22	N/A	N/A	N/A
2018	11.585	10.391	1*	16.533	14.866	18	N/A	N/A	N/A
2019	10.391	11.570	1*	14.866	16.592	17	N/A	N/A	N/A
2020	11.570	12.868	1*	16.592	18.498	15	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-9

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	10.761	11.041	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.041	12.002	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.002	13.035	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.035	13.633	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.633	13.222	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.222	13.740	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.740	15.024	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.024	14.206	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.206	16.167	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.167	17.131	1*	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.236	11.119	65	N/A	N/A	N/A
2012	10.592	10.963	3	11.119	12.010	180	N/A	N/A	N/A
2013	10.963	12.287	33	12.010	13.494	276	11.383	12.552	9
2014	12.287	12.548	33	13.494	13.816	335	12.552	12.857	9
2015	12.548	11.929	51	13.816	13.167	346	12.857	12.260	8
2016	11.929	12.334	50	13.167	13.648	277	12.260	12.714	8
2017	12.334	14.078	49	13.648	15.617	269	N/A	N/A	N/A
2018	14.078	13.017	48	15.617	14.476	281	N/A	N/A	N/A
2019	13.017	14.886	47	14.476	16.596	267	N/A	N/A	N/A
2020	14.886	15.554	46	16.596	17.385	253	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2011	11.598	11.571	6	10.746	10.749	11	N/A	N/A	N/A
2012	11.571	12.301	6	10.749	11.455	17	N/A	N/A	N/A
2013	12.301	11.800	7	11.455	11.016	17	N/A	N/A	N/A
2014	11.800	11.873	7	11.016	11.112	17	N/A	N/A	N/A
2015	11.873	11.482	7	11.112	10.773	11	N/A	N/A	N/A
2016	11.482	11.392	7	10.773	10.715	13	N/A	N/A	N/A
2017	11.392	11.813	8	10.715	11.139	13	N/A	N/A	N/A
2018	11.813	11.882	7	11.139	11.232	10	N/A	N/A	N/A
2019	11.882	12.519	7	11.232	11.864	10	N/A	N/A	N/A
2020	12.519	13.196	7	11.864	12.536	9	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	N/A	N/A	N/A	11.057	11.069	8	N/A	N/A	N/A
2012	11.342	11.978	9	11.069	12.004	94	N/A	N/A	N/A
2013	11.978	13.225	21	12.004	13.288	158	N/A	N/A	N/A
2014	13.225	13.595	23	13.288	13.694	212	N/A	N/A	N/A
2015	13.595	12.967	23	13.694	13.093	248	N/A	N/A	N/A
2016	12.967	13.354	22	13.093	13.518	238	N/A	N/A	N/A
2017	13.354	15.070	21	13.518	15.293	240	N/A	N/A	N/A
2018	15.070	14.067	16	15.293	14.311	206	N/A	N/A	N/A
2019	14.067	15.971	15	14.311	16.288	199	N/A	N/A	N/A
2020	15.971	16.726	15	16.288	17.101	188	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-10

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan High Yield Fund - Service Class
2011	10.842	11.001	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.001	12.478	3	11.540	12.561	2	N/A	N/A	N/A
2013	12.478	13.126	4	12.561	13.246	2	N/A	N/A	N/A
2014	13.126	13.324	5	13.246	13.480	5	N/A	N/A	N/A
2015	13.324	12.635	4	13.480	12.815	4	N/A	N/A	N/A
2016	12.635	14.125	4	12.815	14.362	5	N/A	N/A	N/A
2017	14.125	14.888	4	14.362	15.175	5	N/A	N/A	N/A
2018	14.888	14.276	3	15.175	14.588	5	N/A	N/A	N/A
2019	14.276	15.920	3	14.588	16.309	5	N/A	N/A	N/A
2020	15.920	16.588	3	16.309	17.036	5	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2011	9.275	8.994	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.588	16.083	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.083	14.684	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.684	15.983	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.983	18.140	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.140	15.833	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	15.833	18.199	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	18.199	18.361	4	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.441	7.509	7	12.376	11.037	13	8.533	7.613	5
2012	7.509	8.851	6	11.037	13.042	12	7.613	9.001	5
2013	8.851	9.925	6	13.042	14.661	17	9.001	10.124	4
2014	9.925	9.302	8	14.661	13.775	17	10.124	9.516	4
2015	9.302	9.301	7	13.775	13.808	11	9.516	9.544	5
2016	9.301	9.333	7	13.808	13.890	14	9.544	9.606	5
2017	9.333	12.148	6	13.890	18.125	11	9.606	12.541	4
2018	12.148	11.004	6	18.125	16.459	11	12.541	11.394	3
2019	11.004	13.856	5	16.459	20.777	10	11.394	14.390	1*
2020	13.856	15.665	5	20.777	23.548	10	14.390	16.317	1*
LVIP MFS Value Fund - Service Class
2011	8.564	8.445	51	10.915	10.790	61	8.658	8.563	19
2012	8.445	9.697	67	10.790	12.421	93	8.563	9.862	17
2013	9.697	13.014	61	12.421	16.712	95	9.862	13.275	13
2014	13.014	14.196	60	16.712	18.275	85	13.275	14.524	13
2015	14.196	13.936	56	18.275	17.986	79	14.524	14.301	12
2016	13.936	15.691	47	17.986	20.301	75	14.301	16.151	10
2017	15.691	18.219	39	20.301	23.630	71	16.151	18.809	10
2018	18.219	16.186	36	23.630	21.046	64	18.809	16.760	9
2019	16.186	20.744	33	21.046	27.041	60	16.760	21.544	5
2020	20.744	21.225	34	27.041	27.737	62	21.544	22.110	5
LVIP Mondrian International Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.206	8.929	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.929	10.742	5	13.168	14.309	13	10.096	10.974	5
2014	10.742	10.335	7	14.309	13.802	12	10.974	10.590	5
2015	10.335	9.817	7	13.802	13.142	13	10.590	10.089	5
2016	9.817	10.079	7	13.142	13.527	12	10.089	10.390	6
2017	10.079	12.074	6	13.527	16.243	11	10.390	12.482	5
2018	12.074	10.548	5	16.243	14.228	11	12.482	10.939	4
2019	10.548	12.312	5	14.228	16.649	11	10.939	12.807	2
2020	12.312	11.548	6	16.649	15.655	12	12.807	12.049	2
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.148	10.167	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.167	10.230	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.230	10.240	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.240	10.474	7	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.474	10.789	7	N/A	N/A	N/A
B-11

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Bond Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.202	12.302	1*	10.886	11.134	13	N/A	N/A	N/A
2013	12.302	11.831	1*	11.134	10.735	14	N/A	N/A	N/A
2014	11.831	12.350	1*	10.735	11.234	14	N/A	N/A	N/A
2015	12.350	12.221	1*	11.234	11.144	12	N/A	N/A	N/A
2016	12.221	12.339	1*	11.144	11.280	14	N/A	N/A	N/A
2017	12.339	12.566	1*	11.280	11.517	15	N/A	N/A	N/A
2018	12.566	12.363	1*	11.517	11.360	17	N/A	N/A	N/A
2019	12.363	13.209	1*	11.360	12.167	17	N/A	N/A	N/A
2020	13.209	14.015	1*	12.167	12.942	17	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.986	11.375	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.375	12.052	5	N/A	N/A	N/A
2014	12.040	12.448	16	12.052	12.587	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.587	12.224	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.224	12.923	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.923	14.029	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.029	13.186	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.186	14.829	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	14.829	16.093	3	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.994	10.925	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.925	10.321	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	10.321	11.179	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	11.179	13.635	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	13.635	11.409	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	11.409	12.998	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	12.998	12.305	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
B-12

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2011	9.155	9.055	1*	11.033	10.941	17	N/A	N/A	N/A
2012	9.055	9.936	3	10.941	12.035	24	N/A	N/A	N/A
2013	9.936	10.769	3	12.035	13.077	19	N/A	N/A	N/A
2014	10.769	11.052	3	13.077	13.454	18	N/A	N/A	N/A
2015	11.052	10.199	3	13.454	12.446	17	N/A	N/A	N/A
2016	10.199	10.633	3	12.446	13.008	5	N/A	N/A	N/A
2017	10.633	12.051	3	13.008	14.780	5	N/A	N/A	N/A
2018	12.051	10.922	3	14.780	13.430	2	N/A	N/A	N/A
2019	10.922	12.480	3	13.430	15.383	2	N/A	N/A	N/A
2020	12.480	13.184	3	15.383	16.291	2	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.625	10.303	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.167	13.792	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.792	16.593	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	16.593	17.710	1*	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.193	16.653	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.653	19.236	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.723	11.594	7	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.594	12.871	7	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.871	13.265	7	N/A	N/A	N/A	N/A	N/A	N/A
2015	13.265	12.902	6	N/A	N/A	N/A	N/A	N/A	N/A
2016	12.902	13.581	6	N/A	N/A	N/A	N/A	N/A	N/A
2017	13.581	15.356	6	N/A	N/A	N/A	N/A	N/A	N/A
2018	15.356	14.207	6	15.707	14.509	3	15.655	14.571	4
2019	14.207	16.581	5	14.509	16.976	2	14.571	17.056	2
2020	16.581	18.630	5	16.976	19.122	2	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.999	11.427	9	11.046	11.497	3	N/A	N/A	N/A
2013	11.427	12.725	12	11.497	12.835	6	N/A	N/A	N/A
2014	12.725	13.259	12	12.835	13.406	6	N/A	N/A	N/A
2015	13.259	12.734	12	13.406	12.908	5	N/A	N/A	N/A
2016	12.734	13.736	11	12.908	13.958	5	N/A	N/A	N/A
2017	13.736	15.340	11	13.958	15.628	5	N/A	N/A	N/A
2018	15.340	14.063	11	15.628	14.363	5	N/A	N/A	N/A
2019	14.063	16.182	10	14.363	16.568	5	N/A	N/A	N/A
2020	16.182	17.548	10	16.568	18.012	5	N/A	N/A	N/A
B-13

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	8.755	8.802	4	11.105	11.192	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.192	12.808	1*	N/A	N/A	N/A
2013	11.773	13.093	1*	12.808	16.731	1*	N/A	N/A	N/A
2014	13.093	14.659	1*	16.731	18.779	1*	N/A	N/A	N/A
2015	14.659	14.640	1*	18.779	18.800	1*	N/A	N/A	N/A
2016	14.640	16.150	1*	18.800	20.792	1*	N/A	N/A	N/A
2017	16.150	19.380	1*	20.792	25.012	1*	N/A	N/A	N/A
2018	19.380	18.240	1*	25.012	23.603	1*	N/A	N/A	N/A
2019	18.240	23.622	1*	23.603	30.643	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	30.643	35.791	1*	N/A	N/A	N/A
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	22.361	18.021	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.021	21.367	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	21.367	22.409	1*	N/A	N/A	N/A
B-14

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	N/A	N/A	N/A	11.508	11.200	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.200	13.113	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.113	18.043	1*	N/A	N/A	N/A
2014	14.532	15.532	1*	18.043	19.410	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.410	21.267	4	N/A	N/A	N/A
2016	15.102	16.983	1*	21.267	21.339	4	N/A	N/A	N/A
2017	16.983	22.420	1*	21.339	28.232	4	N/A	N/A	N/A
2018	22.420	21.884	1*	28.232	27.625	4	N/A	N/A	N/A
2019	21.884	28.313	1*	27.625	35.827	4	N/A	N/A	N/A
2020	28.313	38.140	1*	35.827	48.381	3	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	N/A	N/A	N/A	11.947	11.364	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.364	13.079	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.079	17.446	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.446	19.264	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.264	19.463	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.463	20.715	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.715	25.572	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.572	24.529	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	24.529	33.351	3	N/A	N/A	N/A
2020	N/A	N/A	N/A	33.351	43.463	3	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.899	9.854	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.854	11.237	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.237	10.605	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.605	12.297	10	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.297	13.204	9	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.366	9.397	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.397	10.709	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.709	13.832	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.832	15.359	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.359	15.152	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.152	16.813	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.813	19.994	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.994	18.809	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.809	24.251	4	N/A	N/A	N/A
2020	N/A	N/A	N/A	24.251	28.756	4	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.438	10.457	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.457	13.277	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.277	11.205	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.205	13.551	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	13.551	14.869	1*	N/A	N/A	N/A
B-15

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth Fund - Service Class
2011	9.680	8.694	15	11.665	10.503	30	9.786	8.815	10
2012	8.694	10.218	22	10.503	12.375	43	8.815	10.392	9
2013	10.218	13.717	20	12.375	16.655	45	10.392	13.993	7
2014	13.717	15.080	21	16.655	18.355	39	13.993	15.429	7
2015	15.080	16.288	18	18.355	19.875	35	15.429	16.715	6
2016	16.288	16.094	17	19.875	19.687	34	16.715	16.565	6
2017	16.094	21.583	13	19.687	26.468	30	16.565	22.282	6
2018	21.583	21.593	11	26.468	26.547	25	22.282	22.359	4
2019	21.593	30.136	10	26.547	37.141	23	22.359	31.298	2
2020	30.136	42.546	8	37.141	52.568	19	31.298	44.320	2
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.723	7.808	1*	11.616	10.423	1*	N/A	N/A	N/A
2012	7.808	9.566	1*	10.423	12.802	1*	N/A	N/A	N/A
2013	9.566	12.669	1*	12.802	16.995	1*	N/A	N/A	N/A
2014	12.669	13.543	1*	16.995	18.211	1*	N/A	N/A	N/A
2015	13.543	13.167	1*	18.211	17.748	1*	N/A	N/A	N/A
2016	13.167	14.696	1*	17.748	19.858	4	N/A	N/A	N/A
2017	14.696	16.455	1*	19.858	22.293	4	N/A	N/A	N/A
2018	16.455	13.882	1*	22.293	18.851	4	N/A	N/A	N/A
2019	13.882	17.897	1*	18.851	24.361	4	N/A	N/A	N/A
2020	17.897	17.981	1*	24.361	24.535	4	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	9.807	9.650	1*	11.375	11.221	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.221	13.033	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.033	17.648	1*	N/A	N/A	N/A
2014	15.654	16.241	1*	17.648	19.028	1*	N/A	N/A	N/A
2015	16.241	17.245	1*	19.028	20.255	1*	N/A	N/A	N/A
2016	17.245	17.436	1*	20.255	20.531	5	N/A	N/A	N/A
2017	17.436	22.620	1*	20.531	26.699	5	N/A	N/A	N/A
2018	22.620	22.925	1*	26.699	27.125	4	N/A	N/A	N/A
2019	22.925	31.252	1*	27.125	37.075	4	N/A	N/A	N/A
2020	31.252	40.683	1*	37.075	48.378	3	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	15.650	15.974	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.974	17.753	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.753	16.581	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	16.581	19.757	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	19.757	21.466	1*	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.134	10.187	2	10.697	10.780	3	N/A	N/A	N/A
2012	10.187	11.183	2	10.780	11.863	3	N/A	N/A	N/A
2013	11.183	12.410	2	11.863	13.178	3	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2011	11.915	12.557	4	11.672	12.332	1*	N/A	N/A	N/A
2012	12.557	14.068	6	12.332	13.850	2	N/A	N/A	N/A
2013	14.068	16.735	6	13.850	16.518	2	N/A	N/A	N/A
2014	16.735	18.625	4	16.518	18.429	2	N/A	N/A	N/A
2015	18.625	15.710	5	18.429	15.584	1*	N/A	N/A	N/A
2016	15.710	17.293	5	15.584	17.197	1*	N/A	N/A	N/A
2017	17.293	19.593	4	17.197	19.540	1*	N/A	N/A	N/A
2018	19.593	19.545	3	19.540	19.541	1*	N/A	N/A	N/A
2019	19.545	24.138	2	19.541	24.193	1*	N/A	N/A	N/A
2020	24.138	25.229	2	24.193	25.350	1*	N/A	N/A	N/A
B-16

	With EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Morgan Stanley VIF Growth Portfolio - Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	22.427	21.509	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.509	30.479	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	30.479	32.443	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	32.443	42.312	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	42.312	90.986	1*	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	15.425	14.112	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	14.112	14.681	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	14.681	12.390	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.390	9.977	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	9.977	7.339	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	7.339	8.343	1*	7.260	7.283	1*	N/A	N/A	N/A
2017	8.343	8.425	1*	7.283	7.373	1*	N/A	N/A	N/A
2018	8.425	7.153	1*	7.373	6.280	1*	N/A	N/A	N/A
2019	7.153	7.882	1*	6.280	6.936	1*	N/A	N/A	N/A
2020	7.882	7.895	1*	6.936	6.966	1*	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	10.074	9.944	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
B-17

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Appendix C — Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders.
Charges, Fees and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The protected lifetime income fee rates for the rider listed above are:
	Current Annual Fee Rate		Guaranteed Maximum Annual Fee Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0	1.05%	1.25%	2.00%	2.00%

The protected lifetime income fee:
•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
C-1

If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider protected lifetime income fee continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the fee may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the protected lifetime income fee will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln Lifetime IncomeSM Advantage Fee. While this rider is in effect, there is a fee for Lincoln Lifetime IncomeSM Advantage. The current annual protected lifetime income fee rate is 0.90% of the Protected Income Base (0.225% quarterly). For riders purchased before January 20, 2009, the current annual fee rate will increase from 0.75% to 0.90% upon the earlier of (a) the last Account Value Step-up of the Protected Income Base or (b) the Benefit Year anniversary following any deposit where cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a description of the calculation of the Protected Income Base.
The fee is based on the Protected Income Base as increased for subsequent Gross Purchase Payments, Account Value Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Appendix C – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a discussion and example of the impact of the changes to the Protected Income Base.
Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate of 1.50%. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Account Value Step-up and is not available if additional Purchase Payments would cause your fee to increase. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
An increase in the Protected Income Base as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the fee rate for your rider to change to the current fee rate in effect on the next Benefit Year anniversary, but the fee rate will never exceed the guaranteed maximum annual fee rate. The new fee rate will become effective on the Benefit Year anniversary.
The protected lifetime income fee will be discontinued upon termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
C-2

If the Protected Income Base is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no protected lifetime income fee will be deducted.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase the Guaranteed Income Benefit (version 2 or 3) which is purchased with i4LIFE® Advantage is subject to the Lincoln Lifetime IncomeSM Advantage charge rate that was in effect immediately prior to your transition to i4LIFE® Advantage Guaranteed Income Benefit . This fee is added to your base contract expense and the i4LIFE® Advantage charge rate to comprise the total mortality and expense risk charge, which is based on Account Value (See Lincoln Lifetime IncomeSM Advantage Fee).
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following tables.
1.	Lincoln SmartSecurity® Advantage 5 Year Elective Step-up option – The fee for your rider is based on the latest date of the next election of a step-up of the Guaranteed Amount.
Current Fee
Beginning December 3, 2012	0.85%
January 20, 2009 through December 2, 2012	0.65%
Prior to January 20, 2009	0.45%
2.	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (including the prior versions of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life only) – The fee for your rider is based on the last date of the automatic or elected step-up of the Guaranteed Amount after the 10th Benefit Year anniversary.
	Current Fee
	Single Life	Joint Life
Beginning December 3, 2012	0.85%	1.00%
Prior to December 3, 2012	0.65%	0.80%
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the
C-3

number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum Protected Income Base is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Protected Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the step-up to 200% of the initial Protected Income Base (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Protected Income Base. You may receive Protected Income Base amounts for your lifetime. Withdrawals in excess of the Protected Income Base amount may significantly reduce your Protected Income Base amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Protected Income Base amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base. The Protected Income Base is a value used to calculate your withdrawal benefit under this rider. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Protected Income Base
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equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Protected Income Base equals the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. This maximum takes into consideration the total Protected Income Bases under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Protected Income Base as discussed below.
5% Enhancement to the Protected Income Base. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Protected Income Base equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Protected Income Base amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000
On the first Benefit Year anniversary, the Protected Income Base is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Account Value Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Account Value Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Protected Income Base amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Protected Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Protected Income Base.
Account Value Step-ups of the Protected Income Base. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
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a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is greater than the Protected Income Base after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Account Value Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Account Value Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Protected Income Base section.
Following is an example of how the Account Value Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Protected Income Base	Potential for Fee to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Step-up to 200% of the initial Protected Income Base. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Protected Income Base to 200% of your initial Protected Income Base (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Protected Income Base to an amount higher than that provided by the 5% Enhancement or the Account Value Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Account Value Step-up if the 200% step-up applies.) (The 200% step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Protected Income Base (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Protected Income Base amount).
For example, assume the initial Protected Income Base is $200,000. A $10,000 Protected Income Base was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Protected Income Base exceeds 200% of your initial Protected Income Base (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Protected Income Base. See the terms governing RMDs in the Protected Income Base Amount section below.
The following example demonstrates the impact of this step-up on the Protected Income Base:
Initial Purchase Payment at age 65 = $200,000; Protected Income Base =$200,000; Protected Income Base amount = $10,000.
After ten years, at age 75, the Protected Income Base is $272,339 (after applicable 5% Enhancements and two $10,000 Protected Income Base Amounts) and the Contract Value is $250,000. Since the Protected Income Base is less than $360,000 ($200,000 initial Protected Income Base reduced by the two $10,000 withdrawals x 200%), the Protected Income Base is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
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Protected Annual Income. You may make periodic withdrawals up to the Protected Annual Income amount each Benefit Year for your lifetime as long as your Protected Annual Income amount is greater than zero.
On the effective date of the rider, the Protected Annual Income amount is equal to 5% of the initial Protected Income Base. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Protected Annual Income for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life under the Protected Annual Income Payment Option (discussed later). You may not withdraw the remaining Protected Income Base in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Protected Annual Income, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Protected Annual Income amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Protected Annual Income amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Account Value Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Protected Annual Income amount to the greater of:
a.	the Protected Annual Income amount immediately prior to the 5% Enhancement, Account Value Step-up or 200% step-up; or
b.	5% of the Protected Income Base on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Protected Annual Income amount from Lincoln Lifetime IncomeSM Advantage and the Maximum Annual Withdrawal amount from Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Protected Income Base.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Protected Annual Income amount, then:
1.	the withdrawal will reduce the Protected Income Base by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Protected Annual Income amount will remain the same.
The following example illustrates the impact of Protected Annual Incomes on the Protected Income Base and the recalculation of the Protected Annual Income amount (assuming no additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Protected Income Base	Protected Annual Income
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Protected Annual Income amount is equal to 5% of the Protected Income Base. Since withdrawals occurred each year (even withdrawals within the Protected Annual Income amount), the 5% Enhancement of the Protected Income Base was not available. However, each year the Account Value Step-up occurred (first, third and fourth Benefit Year anniversaries), the Protected Annual Income amount was recalculated to 5% of the current Protected Income Base.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Protected Annual Income amount (even if they exceed the 5% Protected Annual Income amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
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3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5. You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount. When Excess Withdrawals occur:
1.	The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction.
2.	The Protected Annual Income amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and the Protected Annual Income amount. A $12,000 withdrawal caused a $15,182 reduction in the Protected Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Protected Annual Income amount = $5,000 (5% of the initial Protected Income Base of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Protected Annual Income amount, $7,000 is the Excess Withdrawal):
The Contract Value and Protected Income Base are reduced dollar for dollar for the Protected Annual Income amount of $5,000:
Contract Value = $55,000
Protected Income Base = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Protected Income Base is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Protected Income Base = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Protected Annual Income amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Protected Annual Income amount may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Protected Annual Income Payout Option. If you are required to annuitize your Protected Annual Income amount because you have reached the Annuity Commencement Date, the Protected Annual Income Payout Option is available.
The Protected Annual Income Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Protected Annual Income amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life.
If the Contract Value is zero and you have a remaining Protected Annual Income amount, you will receive the Protected Annual Income Payment Option.
If you are receiving the Protected Annual Income Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Protected Annual Income Payout Option must not be the Account Value Death Benefit.
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The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the Protected Annual Income Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and fee in effect at the time of the new purchase. There is no carryover of the Protected Income Base.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Protected Annual Income amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and fees within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Protected Income Base to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including other deductions), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
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Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMDs are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
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Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either
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automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of
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the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The charge, Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of Guaranteed Income Benefit (version 4). This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
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Appendix D — Protected Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between June 15, 2020 and April 30, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65+	5.00%	65+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between March 16, 2020 and June 14, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.50%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.50%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.85%	65 – 69	5.50%
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Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
70 – 74	5.90%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between November 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between May 21, 2018 and October 31, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.75%	65 – 74	5.35%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
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Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to May 21, 2012
Single Life Option		Joint Life Option*
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
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Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between June 15, 2020 and April 30, 2021.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 –58	2.00%
59 – 64	3.25%	59 – 64	2.50%
65 – 69	4.00%	65 – 69	3.00%
70 – 74	4.50%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and June 14, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 69	4.50%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.50%
75 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and June 14, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 –58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
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i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Protected Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
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Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
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Appendix F – Current Rider Charges for Previous Elections
The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement.
Optional Protected Lifetime Income Fees:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
Riders elected on or after October 12, 2020	1.50%	1.60%
Riders elected on or after May 21, 2018 and prior to October 12, 2020	1.25%	1.50%
Riders elected prior to May 21, 2018	1.05%	1.25%

I4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
	Single Life	Joint Life

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after October 12, 2020	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018 and prior to October 12, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05%	1.25%
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SAI 2

Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Class) prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2021, as supplemented. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Class) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2021.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $10,003,399, $11,680,990 and $12,292,189 to LFN and Selling Firms in 2018, 2019 and 2020, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Standard & Poor’s and Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or
B-5

any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
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Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we become aware of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are incorporated into this SAI be reference to the VAA’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
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Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2020
Statement of Operations - Year ended December 31, 2020
Statements of Changes in Net Assets - Years ended December 31, 2020 and 2019
Notes to Financial Statements - December 31, 2020
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2020 and 2019
Statements of Comprehensive Income (Loss) - Years ended December 31, 2020, 2019 and 2018
Statements of Stockholder’s Equity - Years ended December 31, 2020, 2019 and 2018
Statements of Cash Flows - Years ended December 31, 2020, 2019 and 2018
Notes to Financial Statements - December 31, 2020
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(4)(a) Variable Annuity Contract (30070-A-NY 5/03) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(c) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(d) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

(e) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.
(f) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135638) filed on November 7, 2006.
(g) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(h) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(i) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(j) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(k) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(l) Variable Annuity Payment Option Rider (I4LA-Q 10/07) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(m) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(n) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(o) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(p) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(q) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(r) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(s) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(t) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(u) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(v) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(w) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(x) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(y) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(z) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(aa) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(bb) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
B-2

(cc) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(dd) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(ee) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(ff) Variable Annuity Living Benefit Rider (LINC/MSA) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(gg) Variable Annuity Living Benefit Rider (Max 6) (AR-600) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(hh) Guaranteed Income Benefit Rider (GIB) (AR-528 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(5)(a) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.
(b) Application for Fee-Based product (CPAAFB-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(ii) Amendment No. 2 Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-186895) filed on February 11, 2021.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
B-3

(ii) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(iv-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(v) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(v-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015;
(vi-a) Amendment incorporated herein by reference to Post-Effective Amendment No. 25 on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(vii) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(ix) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xi) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xiii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xiv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xv) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(xvi) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and III incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015;
(xvi-a) amendments incorporated herein by reference to Post-Effective No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(xvii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xviii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017;
(xix-a) Amendment No. 8 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236908) filed on March 5, 2020.
B-4

(xix-b) Amendment No. 8 incorporated herein by reference to Post-Effective Amendment No. 25 on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(xx) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(xi) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
B-5

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06013
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of March 31, 2021 there were 22,111 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
B-6

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
John C. Kennedy*	President and Chief Executive Officer
Andrew J. Bucklee*	Senior Vice President and Director
William A. Nash**	Senior Vice President and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
MacGregor B. Maitland*	Vice President and Chief Compliance Officer
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Claire H. Hanna*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
B-7

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
B-8

SIGNATURES

(a)      As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13th day of April, 2021 at 9:00 am.

Lincoln Life & Annuity Variable Annuity Account H

Lincoln New York Account N for Variable Annuities

(Registrants)

By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 13th day of April, 2021 at 9:00 am.

Lincoln Life & Annuity Company of New York

(Depositor)

By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Variable Annuity Account H (File No. 811-08441; CIK: 0001045008)

333-141754 (Amendment No. 44)	333-171097 (Amendment No. 29)	333-141756 (Amendment No. 40)
333-141766 (Amendment No. 38)	333-181617 (Amendment No. 22)	333-234169 (Amendment No. 3)
333-214112 (Amendment No. 10)	333-234170 (Amendment No. 3)	333-176216 (Amendment No. 21
333-141763 (Amendment No. 43)	333-141758 (Amendment No. 41)	333-141761 (Amendment No. 32)

Lincoln New York Account N for Variable Annuities (File No. 811-09763; CIK: 0001093278)

333-171096 (Amendment No. 29)	333-141752 (Amendment No. 44)	333-149449 (Amendment No. 33)
333-141759 (Amendment No. 42)	333-141762 (Amendment No. 40)	333-181616 (Amendment No. 33)
333-193276 (Amendment No. 15)	333-193277 (Amendment No. 12)	333-214111 (Amendment No. 12)
333-176213 (Amendment No. 27)	333-145531 (Amendment No. 47)	333-175691 (Amendment No. 25)
333-214256 (Amendment No. 6)	333-186895 (Amendment No. 27)	333-214113 (Amendment No. 7)
333-141757 (Amendment No. 43)	333-141760 (Amendment No. 34)

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on April 13, 2021 at 9:00 am.

Signature	Title

*/s/ Dennis R. Glass	President and Director
Dennis R. Glass

*/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

*/s/ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
Randal J. Freitag

*/s/ George W. Henderson, III	Director
George W. Henderson, III

*/s/ Christine A. Janofsky	Senior Vice President, Chief Accounting Officer, and Controller
Christine A. Janofsky

*/s/ Mark E. Konen	Director
Mark E. Konen

*/s/ M. Leanne Lachman	Director
M. Leanne Lachman

*/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

* /s/ Patrick S. Pittard	Director
Patrick S. Pittard

* /s/ Delson R. Campbell, pursuant to a Power of Attorney
Delson R. Campbell